UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	7/31/2008

Item 1.	Schedule of Investments

LARGE CAPITALIZATION GROWTH PORTFOLIO
Schedule of Investments
As of July 31, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —92.4%

	COMMON STOCKS

	Aerospace & Defense —5.3%
73,280	General Dynamics Corp.	$6,532,179
67,846	Lockheed Martin Corp.	7,078,373
10,260	Northrop Grumman Corp.	691,422

		14,301,974

	Agriculture/Heavy Equipment —3.2%
52,934	Altria Group, Inc.	1,077,207
4,244	Archer-Daniels-Midland Co.(a)	121,506
62,010	Monsanto Co.	7,386,011

		8,584,724

	Beverages —1.3%
4,617	Anheuser-Busch Cos., Inc.	312,848
75,215	Heineken NV, ADR (Netherlands)(a)	1,756,210
20,963	PepsiCo, Inc.	1,395,297

		3,464,355

	Biotechnology —2.7%
17,676	Amgen, Inc.*(a)	1,107,048
65,324	Genentech, Inc.*	6,222,111

		7,329,159

	Biotechnology Healthcare —0.1%
2,672	Celgene Corp.*	201,709

	Business Services —2.3%
1,785	Hewitt Associates, Inc.*	65,777
1,354	Manpower, Inc.	64,992
25,414	Mastercard, Inc.(a)	6,204,828

		6,335,597

	Cable Television —0.3%
28,196	DIRECTV Group, Inc. (The)*(a)	761,856

	Chemicals —3.4%
16,901	Air Products & Chemicals, Inc.	1,609,144
7,976	CF Industries Holdings, Inc.	1,303,757
1,500	Minerals Technologies, Inc.(a)	96,765
9,051	Potash Corp. of Saskatchewan (Canada)	1,848,848
37,625	Praxair, Inc.(a)	3,526,591
14,100	Terra Industries, Inc.(a)	761,400

		9,146,505

	Clothing & Apparel —0.1%
4,602	Avon Products, Inc.(a)	195,125

	Commercial Services —0.6%
28,200	Accenture Ltd. (Class A Stock)	1,177,632
7,824	Copart, Inc.*	343,161
554	McKesson Corp.	31,018

		1,551,811

	Communication Equipment —0.4%
41,694	Juniper Networks, Inc.*(a)	1,085,295

	Computer Hardware —5.3%
58,332	Apple, Inc.*(a)	9,271,871
36,022	Dell, Inc.*(a)	885,061
54,224	Hewlett-Packard Co.(a)	2,429,235
2,873	International Business Machines Corp.	367,687
33,658	Seagate Technology	503,860
20,983	Synopsys, Inc.*(a)	504,012

17,352	Western Digital Corp.*(a)	499,564

		14,461,290

	Computer Networking —0.1%
4,922	Sohu.Com, Inc.*	371,513

	Computer Services & Software —1.9%
9,974	Advent Software, Inc.*(a)	434,268
3,339	Amazon.com, Inc.*(a)	254,899
2,116	Autodesk, Inc.*(a)	67,479
21,102	Brocade Communications Systems, Inc.*	142,439
3,481	Dreamworks Animation SKG, Inc.*	103,386
7,980	Ingram Micro, Inc.*(a)	147,071
139,102	Microsoft Corp.	3,577,703
14,300	Sun Microsystems, Inc.*	152,009
4,853	Tech Data Corp.*	169,224
116	Teradata Corp.*	2,717

		5,051,195

	Computers & Peripherals —0.3%
62,207	EMC Corp.*	933,727

	Construction —0.1%
12,705	KBR, Inc.	362,092

	Consumer Finance —0.1%
4,288	Capital One Financial Corp.	179,496

	Consumer Products & Services —0.9%
6,222	Fluor Corp.	506,160
12,945	Proctor & Gamble Co.	847,639
5,402	Salesforce.Com, Inc.*(a)	344,593
13,302	UST, Inc.(a)	699,818

		2,398,210

	Diversified
26	3M Co.	1,830
473	Walter Industries, Inc.	49,604

		51,434

	Diversified Machinery —0.1%
6,564	Ingersoll-Rand Co. Ltd. (Class A Stock)(a)	236,304

	Diversified Manufacturing —0.3%
14,006	Honeywell International, Inc.(a)	712,065

	Diversified Telecommunication Services —0.2%
16,987	Verizon Communications, Inc.	578,237

	Education —0.1%
2,764	DeVry, Inc.	157,023

	Electric Utilities —0.3%
915	Entergy Corp.	97,832
5,628	Exelon Corp.	442,473
4,200	PPL Corp.	197,232

		737,537

	Electronic Components —1.1%
12,234	Activision Blizzard, Inc.*	440,179
14,096	Adobe Systems, Inc.*	582,870
16,962	Emerson Electric Co.	826,049
6,131	LSI Logic Corp.*	42,549
908	MEMC Electronic Materials, Inc.*(a)	41,959
700	Raytheon Co.	39,851
20,771	Reliant Energy, Inc.*	376,163

5,750	Vestas Wind Systems A/S (Denmark)*	749,897

		3,099,517

	Energy Equipment & Services —0.2%
4,457	Alpha Natural Resources, Inc.*	441,020

	Entertainment & Leisure —0.8%
48,920	Las Vegas Sands, Inc.*(a)	2,226,838

	Equipment Services
1,021	Gen-Probe, Inc.*	54,440

	Farming & Agriculture —0.2%
5,694	Bunge Ltd.	563,250

	Financial - Bank & Trust —5.8%
166,468	Bank of America Corp.(a)	5,476,797
1,113	Bank of New York Mellon Corp. (The)	39,511
7,015,000	Industrial & Commercial Bank of China (Hong Kong)	5,245,882
161,528	Wells Fargo & Co.(a)	4,889,453

		15,651,643

	Financial - Securities / Asset Management —0.1%
5,667	Federated Investors, Inc. (Class B Stock)	186,218

	Financial Services —4.1%
2,420	BlackRock, Inc.	524,438
18,497	Broadridge Financial Solutions, Inc.	382,888
11,974	Eaton Vance Corp.	444,714
31,047	Goldman Sachs Group, Inc. (The)(a)	5,713,890
4,674	Invesco Ltd.	108,858
2,915	SEI Investments Co.	67,132
48,528	Visa, Inc.	3,545,456
18,038	Western Union Co. (The)	498,570

		11,285,946

	Food & Drug Retailers
659	Ruddick Corp.(a)	20,403

	Food Products —0.4%
43,100	Kroger Co. (The)	1,218,868

	Food —0.2%
37,856	Tyson Foods, Inc. (Class A Stock)(a)	564,054

	Healthcare Equipment & Supplies —0.5%
20,078	Boston Scientific Corp.*	238,728
26,720	Eli Lilly & Co.	1,258,779

		1,497,507

	Healthcare Services —1.3%
4,783	Abbott Laboratories	269,474
10,567	AmerisourceBergen Corp.	442,440
23,331	Biogen Idec, Inc.*	1,627,571
1,361	CR Bard, Inc.(a)	126,355
12,108	Herbalife Ltd.(a)	522,945

5,161	Mosaic Co. (The)	656,531

		3,645,316

	Healthcare-Products —0.1%
4,750	Covidien Ltd. (Bermuda)	233,890

	Hotels & Motels —1.8%
49,439	Wynn Resorts Ltd.(a)	4,819,314

	Hotels, Restaurants & Leisure —3.7%
169,326	McDonald’s Corp.	10,124,002

	Industrial Conglomerates
2,100	Tyco International Ltd.	93,576

	Industrial Products
430	Valmont Industries, Inc.	45,971

	Insurance
1,498	MetLife, Inc.(a)	76,053

	Internet & Catalog Retail —0.2%
22,408	eBay, Inc.*	564,009

	Internet Services —2.8%
13,245	Google, Inc. (Class A Stock)*	6,274,819
410	NetFlix, Inc.	12,665
21,046	Symantec Corp.*	443,439
13,336	Verisign, Inc.*(a)	433,954
16,589	Yahoo!, Inc.*	329,955

		7,494,832

	Internet Software & Services —0.2%
24,012	Oracle Corp.*	516,978

	Machinery —0.3%
6,223	Bucyrus International, Inc. (Class A Stock)	435,672
2,690	Flowserve Corp.	358,685
924	Lincoln Electric Holdings, Inc.	74,243
860	Rockwell Automation, Inc.	38,279

		906,879

	Machinery & Equipment —0.8%
9,765	AGCO Corp.*	584,435
12,000	Caterpillar, Inc.	834,240
4,206	Deere & Co.	295,093
618	Graco, Inc.	22,390
7,573	Joy Global, Inc.(a)	546,922

		2,283,080

	Media —0.7%
57,819	CBS Corp. (Class B Stock)	945,919
67,919	Time Warner, Inc.(a)	972,600
1,834	Walt Disney Co. (The)	55,662

		1,974,181

	Medical Supplies & Equipment —0.9%
7,196	Baxter International, Inc.	493,718
815	Beckman Coulter, Inc.	58,957
2,755	Becton, Dickinson and Co.	233,927
1,337	DENTSPLY International, Inc.	53,814
1,477	IDEXX Laboratories, Inc.*(a)	79,020
3,032	Invitrogen Corp.*	134,469
2,700	Johnson & Johnson(a)	184,869
15,547	Medtronic, Inc.	821,348
4,786	PDL BioPharma, Inc.	53,460
130	St. Jude Medical, Inc.*	6,055
4,369	Varian Medical Systems, Inc.*	262,140

		2,381,777

	Metals & Mining —2.3%
3,684	Carpenter Technology Corp.	142,571

3,446	Commercial Metals Co.	102,863
1,452	Massey Energy Co.	107,811
5,950	Precision Castparts Corp.(a)	555,908
3,673	Reliance Steel & Aluminum Co.(a)	231,987
2,857	Schnitzer Steel Industries, Inc. (Class A Stock)	257,816
7,827	Southern Copper Corp.(a)	217,434
32,638	Transocean, Inc.*	4,439,747
9,984	Worthington Industries, Inc.(a)	177,116

		6,233,253

	Miscellaneous Manufacturers —0.1%
1,985	SPX Corp.	251,658

	Office Equipment
1,400	Herman Miller, Inc.(a)	36,596

	Oil, Gas & Consumable Fuels —8.2%
14,118	Anadarko Petroleum Corp.	817,573
1,353	Ansys, Inc.*(a)	62,076
4,350	Apache Corp.	487,939
5,618	Baker Hughes, Inc.	465,788
1,537	Bill Barrett Corp.*(a)	63,232
3,818	Cabot Oil & Gas Corp.(a)	168,030
30,179	Cameron International Corp.*(a)	1,441,349
306	Cimarex Energy Co.	15,946
11,451	Continental Resources, Inc.*(a)	654,081
2,934	Denbury Resources, Inc.*(a)	82,563
6,664	Devon Energy Corp.	632,347
2,004	Diamond Offshore Drilling	239,077
620	Encore Acquisition Co.*	38,359
1,271	EOG Resources, Inc.	127,774
2,854	Exterran Holdings, Inc.*	161,080
6,377	Exxon Mobil Corp.	512,902
16,998	FMC Technologies, Inc.*(a)	1,050,136
4,316	Global Industries Ltd.*	51,533
68,749	Halliburton Co.	3,081,330
3,552	Mariner Energy, Inc.*	93,986
3,000	National Oilwell Varco, Inc.*	235,890
2,100	Noble Energy, Inc.	155,127
9,385	Occidental Petroleum Corp.	739,820
3,779	Oceaneering International, Inc.*	229,159
2,812	Oil States International, Inc.*(a)	154,323
6,074	Patterson-UTI Energy, Inc.	172,623
69,282	Petroleo Brasileiro SA (Brazil)(a)	3,873,557
4,100	Pioneer Natural Resources Co.(a)	243,745
48,497	Schlumberger Ltd.	4,927,295
1,295	SEACOR Holdings, Inc.*	108,353
960	Smith International, Inc.(a)	71,405
3,427	St. Mary Land & Exploration Co.(a)	145,853
2,994	Superior Energy Services, Inc.*	142,005
82	Tetra Technologies, Inc.*	1,552
2,612	Ultra Petroleum Corp.*(a)	186,445
329	Unit Corp.*	22,224
1,848	Valero Energy Corp.	61,742
8,905	W&T Offshore, Inc.(a)	394,135
6,626	Weatherford International Ltd.*(a)	249,999
531	Whiting Petroleum Corp.*(a)	49,739

		22,412,092

	Pharmaceuticals —3.5%
839	Bristol-Myers Squibb Co.	17,720
7,399	Express Scripts, Inc.*(a)	521,925
89,560	Gilead Sciences, Inc.*(a)	4,834,449
29,422	Medco Health Solutions*	1,458,743
35,258	Merck & Co., Inc.	1,159,988

75,580	Pfizer, Inc.	1,411,078

		9,403,903

	Real Estate Investment Trust - Apartment —0.1%
1,677	Avalonbay Communities, Inc.	167,214

	Real Estate Investment Trusts —0.6%
2,152	AMB Property Corp.(a)	105,362
4,400	Federal Realty Investment Trust	319,484
2,043	Jones Lang LaSalle, Inc.	97,329
2,556	Macerich Co. (The)	141,423
15,829	ProLogis(a)	773,721
4,229	Ventas, Inc.	189,713

		1,627,032

	Restaurants —1.9%
1,263	Chipotle Mexican Grill, Inc.*(a)	86,515
139,602	YUM! Brands, Inc.(a)	5,000,544

		5,087,059

	Retail & Merchandising —5.3%
32,168	Aeropostale, Inc.*(a)	1,037,418
12,094	Big Lots, Inc.*(a)	368,383
20,509	BJ’s Wholesale Club, Inc.*(a)	769,703
51,397	Costco Wholesale Corp.	3,221,564
90,930	CVS Corp.	3,318,945
25,427	Gamestop Corp.*	1,030,048
112,711	Lowe’s Cos., Inc.	2,290,287
12,465	TJX Cos., Inc.(a)	420,195
2,056	Urban Outfitters, Inc.*(a)	67,869
32,318	Wal-Mart Stores, Inc.	1,894,481

		14,418,893

	Road & Rail —0.2%
6,138	Landstar System, Inc.	310,460
14,629	Werner Enterprises, Inc.(a)	348,317

		658,777

	School —0.2%
10,561	Apollo Group, Inc.*(a)	657,845

	Semiconductors —1.2%
9,188	Applied Materials, Inc.	159,136
81,029	Intel Corp.	1,798,033
53,423	Texas Instruments, Inc.	1,302,453

		3,259,622

	Semiconductors & Semiconductor Equipment
5,334	Broadcom Corp. (Class A Stock)*	129,563

	Software
1,716	Sybase, Inc.*(a)	57,675

	Specialty Retail
1,983	Ross Stores, Inc.(a)	75,275

	Telecommunication Services —1.3%
118,299	AT&T, Inc.	3,644,792

	Telecommunications —5.0%
2,585	Adtran, Inc.	57,801
63,025	America Movil SAB de CV (Class L Stock), ADR (Mexico)	3,182,132
271,000	China Mobile Ltd. (Hong Kong)	3,620,606
103,389	Cisco Systems, Inc.*	2,273,524
1,876	Polycom, Inc.*	44,274

78,274	QUALCOMM, Inc.(a)	4,331,683

		13,510,020

	Textiles, Apparel & Luxury Goods —0.8%
35,697	NIKE, Inc. (Class B Stock)(a)	2,094,700

	Tobacco —0.5%
27,809	Philip Morris International, Inc.	1,436,335

	Transportation —4.9%
1	Alexander & Baldwin, Inc.	43
2,586	Burlington Northern Santa Fe Corp.	269,280
500	CH Robinson Worldwide, Inc.(a)	24,100
30,304	CSX Corp.	2,047,944
4,075	Expeditors International of Washington, Inc.	144,703
37,817	J.B. Hunt Transport Services, Inc.	1,398,473
2,052	Kirby Corp.*	97,922
35,787	Norfolk Southern Corp.	2,573,801
361	Ryder System, Inc.	23,812
78,620	Union Pacific Corp.	6,481,433
2,467	United Parcel Service, Inc. (Class B Stock)	155,618
1,141	YRC Worldwide, Inc.*(a)	19,283

		13,236,412

	Utilities —0.7%
42,377	McDermott International, Inc.*	2,020,112

	TOTAL LONG-TERM INVESTMENTS (cost $221,225,138)	251,576,623

	SHORT-TERM INVESTMENT —36.9%

	AFFILIATED MONEY MARKET MUTUAL FUND
100,338,909	Dryden Core Investment Fund - Taxable Money Market Series (cost $100,338,909; includes $79,268,301 of cash collateral for securities on loan)(b)(w)	100,338,909

	TOTAL INVESTMENTS(o)—129.3% (cost $321,564,047)(p)	351,915,532
	Liabilities in excess of other assets(x)—(29.3)%	(79,758,953)

	NET ASSETS —100%	$272,156,579

The following abbreviation was used in the portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $75,253,390; cash collateral of $79,268,301 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of July 31, 2008, 3 securities representing $9,616,386 and 3.5% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The United States federal income tax basis of the Schedule of Investments was $323,602,920; accordingly, net unrealized appreciation on investments for federal income tax purposes was $28,312,612 (gross unrealized appreciation - $37,985,801; gross unrealized depreciation - $9,673,189). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Open future contracts outstanding at July 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2008	Unrealized Appreciation
Long Positions:
31	S&P 500 E-Mini	Sept 08	$1,947,903	$1,964,005	$16,102	(1)

(1)	Cash of $80,652 has been segregated with the broker to cover requirements for open futures contacts as of July 31, 2008.

LARGE CAPITALIZATION VALUE PORTFOLIO
Schedule of Investments
As of July 31, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —99.2%

	COMMON STOCKS

	Aerospace & Defense —2.1%
4,100	Boeing Co.	$250,551
4,300	Goodrich Corp.	211,302
71,100	Northrop Grumman Corp.	4,791,429
17,100	United Technologies Corp.	1,094,058

		6,347,340

	Air Freight & Couriers —0.3%
13,400	FedEx Corp.(a)	1,056,456

	Apparel —0.4%
46,800	Jones Apparel Group, Inc.(a)	783,432
5,700	NIKE, Inc. (Class B Stock)	334,476

		1,117,908

	Auto Components —0.8%
78,800	Johnson Controls, Inc.(a)	2,376,608

	Automobile —0.4%
35,000	Harley-Davidson, Inc.(a)	1,324,400

	Automotive Parts —0.1%
7,800	Advance Auto Parts, Inc.	320,502
1,300	Autoliv, Inc. (Sweden)	50,752

		371,254

	Banks —0.2%
11,300	SunTrust Banks, Inc.(a)	463,978

	Beverages —0.7%
32,500	Coca-Cola Co. (The)(a)	1,673,750
14,100	Coca-Cola Enterprises, Inc.(a)	238,713
6,500	Pepsi Bottling Group, Inc.	181,025

		2,093,488

	Biotechnology —0.1%
5,900	Amgen, Inc.*(a)	369,517

	Biotechnology Healthcare —0.1%
5,000	Celgene Corp.*	377,450

	Broadcasting
500	Liberty Media Corp. – Interactive A*	7,015

	Building Materials
3,000	Masco Corp.(a)	49,470

	Chemicals —3.7%
206,000	Dow Chemical Co. (The)(a)	6,861,860
20,800	E.I. du Pont de Nemours & Co.(a)	911,248
14,800	Eastman Chemical Co.	887,408
26,900	PPG Industries, Inc.	1,631,216
2,600	Praxair, Inc.	243,698
11,100	Rohm & Haas Co.	832,500

		11,367,930

	Clothing & Apparel —0.1%
6,100	V.F. Corp.(a)	436,638

	Commercial Banks —7.0%
294,286	Bank of America Corp.(a)	9,682,009
4,100	BB&T Corp.(a)	114,882
10,300	KeyCorp(a)	108,665
5,800	Marshall & Ilsley Corp.(a)	88,160
19,200	National City Corp.(a)	90,816

13,500	Regions Financial Corp.	127,980
9,300	State Street Corp.	666,252
54,500	U.S. Bancorp(a)	1,668,245
171,400	Wachovia Corp.(a)	2,960,078
182,000	Wells Fargo & Co.(a)	5,509,140
6,800	Zions Bancorp(a)	199,036

		21,215,263

	Commercial Services & Supplies —1.0%
6,600	McKesson Corp.	369,534
73,400	Waste Management, Inc.	2,608,636

		2,978,170

	Communications Equipment —0.3%
165,800	Alcatel-Lucent, ADR (France)*(a)	996,458

	Computers & Peripherals —1.4%
3,700	Affiliated Computer Services, Inc. (Class A Stock)*	178,340
3,800	EMC Corp.*	57,038
41,900	Hewlett-Packard Co.(a)	1,877,120
15,300	International Business Machines Corp.	1,958,094
3,600	Pitney Bowes, Inc.	114,084

		4,184,676

	Computer Services & Software
6,000	SanDisk Corp.*	84,600
3,500	Seagate Technology (Cayman Islands)	52,395

		136,995

	Consumer Finance —0.4%
26,200	Capital One Financial Corp.(a)	1,096,732

	Consumer Products —0.6%
27,700	Procter & Gamble Co.	1,813,796

	Diversified Financial Services —5.2%
28,300	CIT Group, Inc.	239,984
201,900	Citigroup, Inc.(a)	3,773,511
67,000	Fannie Mae(a)	770,500
117,900	Freddie Mac(a)	963,243
8,000	Goldman Sachs Group, Inc. (The)	1,472,320
108,600	JPMorgan Chase & Co.	4,412,418
15,200	Lehman Brothers Holdings, Inc.	263,568
22,400	Merrill Lynch & Co., Inc.(a)	596,960
71,600	Morgan Stanley(a)	2,826,768
8,000	NYSE Euronext, Inc.	377,920

		15,697,192

	Diversified Machinery —0.2%
7,100	Cooper Industries Ltd. (Class A Stock)(a)	299,407
7,300	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)(a)	262,800

		562,207

	Diversified Telecommunication Services —2.4%
48,300	Sprint Nextel Corp.	393,162
206,000	Verizon Communications, Inc.	7,012,240

		7,405,402

	Education
300	ITT Educational Services, Inc.*	26,574

	Electric - Integrated —0.1%
3,800	Pepco Holdings, Inc.	94,772
32,800	Sierra Pacific Resources	371,952

		466,724

	Electric Utilities —4.2%
28,600	American Electric Power Co., Inc.	1,129,700
41,500	CMS Energy Corp.	560,250
6,800	Constellation Energy Group, Inc.	565,488

29,000	Dominion Resources, Inc.(a)	1,281,220
68,500	Edison International	3,311,290
3,300	Entergy Corp.	352,836
27,700	Exelon Corp.	2,177,774
11,300	FirstEnergy Corp.	831,115
24,100	FPL Group, Inc.	1,555,173
19,200	PPL Corp.	901,632

		12,666,478

	Electronic Components —0.1%
3,800	Thermo Fisher Scientific, Inc.*	229,976

	Electronic Equipment & Instruments —0.9%
23,400	Diamond Offshore Drilling, Inc.	2,791,620

	Energy Equipment & Services —1.0%
64,800	Halliburton Co.	2,904,336

	Exchange Traded Fund —0.1%
4,540	iShares Russell 1000 Value Index Fund	310,127

	Financial - Bank & Trust —1.3%
55,600	Bank of New York Mellon Corp. (The)	1,973,800
35,200	Comerica, Inc.(a)	1,010,944
40,000	Huntington Bancshares, Inc.	280,800
1,600	M&T Bank Corp.(a)	112,608
1,500	PNC Financial Services Group, Inc. (The)(a)	106,935
7,900	Popular, Inc.(a)	54,273
11,500	Synovus Financial Corp	109,365
18,900	TCF Financial Corp.	240,975

		3,889,700

	Financial Services —0.3%
8,800	Discover Financial Services	128,920
7,400	Paychex, Inc.	243,608
21,100	TD Ameritrade Holding Corp.*	420,101

		792,629

	Food —0.3%
13,500	General Mills, Inc.	869,265

	Food & Staples Retailing —0.5%
25,300	Safeway, Inc.(a)	676,016
13,100	Wal-Mart Stores, Inc.	767,922

		1,443,938

	Food Products —1.6%
90,000	Archer Daniels Midland Co.(a)	2,576,700
6,300	Kellogg Co.	334,278
48,500	Kraft Foods, Inc. (Class A Stock)(a)	1,543,270
10,100	Sysco Corp.	286,436

		4,740,684

	Gas Utilities
5,200	El Paso Corp.	93,236

	Hand/Machine Tools
1,600	Stanley Works (The)(a)	71,168

	Healthcare Equipment & Supplies —0.2%
21,800	Boston Scientific Corp.*	259,202
5,100	Zimmer Holdings, Inc.*	351,441

		610,643

	Healthcare Products —0.2%
10,600	Covidien Ltd. (Bermuda)	521,944

	Healthcare Providers & Services —1.4%
12,700	Aetna, Inc.	520,827
90,000	CIGNA Corp.	3,331,800

9,200	WellPoint, Inc.*	482,540

		4,335,167

	Healthcare Services —0.1%
3,800	CR Bard, Inc.(a)	352,792
200	Laboratory Corp. of America Holdings*(a)	13,516

		366,308

	Home Builder —0.1%
17,300	Toll Brothers, Inc.*(a)	347,557

	Hotels, Restaurants & Leisure —1.4%
92,100	Carnival Corp.(a)	3,402,174
10,000	International Game Technology(a)	217,100
6,100	Starwood Hotels & Resorts Worldwide, Inc.(a)	209,169
19,800	Wyndham Worldwide Corp.(a)	355,212

		4,183,655

	Household Durables —0.5%
3,500	Centex Corp.	51,380
21,000	Fortune Brands, Inc.(a)	1,203,510
7,500	Lennar Corp. (Class A Stock)(a)	90,750
7,280	Lennar Corp. (Class B Stock)	79,716

		1,425,356

	Household Products —0.9%
46,500	Kimberly-Clark Corp.	2,689,095

	Industrial Conglomerates —3.6%
15,300	3M Co.	1,076,967
238,400	General Electric Co.	6,744,336
56,025	Tyco Electronics Ltd. (Bermuda)	1,856,669
30,525	Tyco International Ltd. (Bermuda)	1,360,194

		11,038,166

	Industrial Machinery —0.1%
2,800	Eaton Corp.	198,912

	Industrial Products —0.1%
7,400	Dover Corp.	367,262

	Insurance —8.1%
200	ACE Ltd. (Switzerland)	10,140
3,600	AFLAC, Inc.	200,196
94,300	Allstate Corp. (The)	4,358,546
2,200	American Financial Group, Inc.(a)	63,734
37,000	American International Group, Inc.	963,850
6,000	Assurant, Inc.	360,720
15,100	Axis Capital Holdings Ltd. (Bermuda)	478,368
6,900	Chubb Corp. (The)(a)	331,476
97,700	Genworth Financial, Inc. (Class A Stock)	1,560,269
15,100	Hanover Insurance Group, Inc. (The)	648,092
10,400	Hartford Financial Services Group, Inc. (The)(a)	659,256
14,600	Lincoln National Corp.	696,420
6,200	Loews Corp.	276,272
6,200	Marsh & McLennan Cos., Inc.(a)	175,150
109,570	MetLife, Inc.(a)	5,562,869
7,800	Protective Life Corp.	280,488
9,500	RenaissanceRe Holdings Ltd. (Bermuda)	483,265
105,500	Travelers Cos., Inc. (The)	4,654,660
68,200	Unum Group(a)	1,647,712
64,300	XL Capital Ltd. (Class A Stock) (Cayman Islands)	1,150,327

		24,561,810

	Internet Services —0.2%
17,000	Expedia, Inc.*(a)	332,690

6,300	Symantec Corp.*	132,741

		465,431

	IT Services —0.4%
47,900	Electronic Data Systems Corp.	1,188,399

	Machinery —1.5%
34,200	Caterpillar, Inc.(a)	2,377,584
50,400	PACCAR, Inc.(a)	2,119,824

		4,497,408

	Manufacturing —0.1%
3,900	Danaher Corp.	310,635

	Media —2.6%
150,000	CBS Corp. (Class B Stock)(a)	2,454,000
4,600	Comcast Corp. (Class A Stock)	94,852
60,600	Idearc, Inc.(a)	79,386
73,100	News Corp. (Class A Stock)(a)	1,032,903
168,700	Time Warner, Inc.(a)	2,415,784
800	Viacom, Inc. (Class B Stock)*	22,344
60,600	Walt Disney Co. (The)	1,839,210

		7,938,479

	Medical Supplies & Equipment
1,600	Invitrogen Corp.*(a)	70,960

	Metals & Mining —2.4%
95,000	Alcoa, Inc.(a)	3,206,250
28,100	Freeport-McMoRan Copper & Gold, Inc.(a)	2,718,675
22,900	Nucor Corp.	1,310,338
1,200	Reliance Steel & Aluminum Co.(a)	75,792
100	United States Steel Corp.(a)	16,036

		7,327,091

	Miscellaneous Manufacturers
100	Illinois Tool Works, Inc.	4,685

	Multi-Line Retail —0.3%
1,700	Abercrombie & Fitch Co. (Class A Stock)	93,874
21,900	J.C. Penney Co., Inc.(a)	675,177

		769,051

	Networking Equipment
4,300	Juniper Networks, Inc.*	111,929

	Office Electronics —1.2%
260,000	Xerox Corp.(a)	3,546,400

	Oil, Gas & Consumable Fuels —12.8%
19,200	Anadarko Petroleum Corp.	1,111,872
34,300	Apache Corp.	3,847,431
2,900	Baker Hughes, Inc.(a)	240,439
5,000	Chesapeake Energy Corp.(a)	250,750
75,400	Chevron Corp.	6,375,824
73,700	ConocoPhillips	6,015,394
8,300	Devon Energy Corp.(a)	787,587
1,800	EOG Resources, Inc.	180,954
85,600	Exxon Mobil Corp.	6,884,808
111,900	Marathon Oil Corp.	5,535,693
3,100	Occidental Petroleum Corp.	244,373
30,600	Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)	2,146,896
2,500	Schlumberger Ltd. (Netherlands)	254,000
14,400	Sunoco, Inc.	584,784
6,200	Tesoro Corp.	95,728
104,000	Valero Energy Corp.	3,474,640

18,700	XTO Energy, Inc.	883,201

		38,914,374

	Paper & Forest Products —0.6%
48,300	Domtar Corp. (Canada)*(a)	275,310
35,400	International Paper Co.(a)	981,288
2,700	Owens-Illinois, Inc.*	114,048
7,900	Weyerhauser Co.	422,334

		1,792,980

	Pharmaceuticals —8.3%
22,000	Abbott Laboratories	1,239,480
20,200	AstraZeneca PLC, ADR (United Kingdom)	980,710
3,400	BioMarin Pharmaceutical, Inc.*	110,670
74,200	Bristol-Myers Squibb Co.	1,567,104
6,500	Cardinal Health, Inc.	349,245
26,000	Eli Lilly & Co.	1,224,860
14,200	Forest Laboratories, Inc.*	504,242
5,200	Gilead Sciences, Inc.*	280,696
2,700	IMS Health, Inc.	56,430
78,400	Johnson & Johnson(a)	5,368,048
61,800	Merck & Co., Inc.	2,033,220
388,400	Pfizer, Inc.	7,251,428
22,900	Schering-Plough Corp.	482,732
3,200	Watson Pharmaceuticals, Inc.*(a)	92,512
88,200	Wyeth	3,573,864

		25,115,241

	Railroads & Equipment —0.6%
23,900	Norfolk Southern Corp.	1,718,888

	Real Estate Investment Trust —2.0%
600	Alexandria Real Estate Equities, Inc.(a)	61,956
100	AMB Property Corp.	4,896
8,700	Camden Property Trust(a)	427,866
3,400	Developers Diversified Realty Corp.(a)	108,664
8,900	Digital Realty Trust, Inc.(a)	381,899
3,900	Duke Realty Corp.(a)	96,447
3,600	HCP, Inc.	129,852
6,500	Hospitality Properties Trust(a)	138,450
10,700	Liberty Property Trust(a)	389,480
4,700	Macerich Co. (The)	260,051
53,600	ProLogis(a)	2,619,968
12,100	Simon Property Group, Inc.	1,120,823
9,800	Weingarten Realty Investors(a)	298,802

		6,039,154

	Retail & Merchandising —1.0%
48,100	AutoNation, Inc.*(a)	496,392
9,700	CarMax, Inc.*(a)	129,980
6,300	Colgate-Palmolive Co.	467,901
12,800	CVS Caremark Corp.	467,200
1,900	Darden Restaurants, Inc.	61,883
14,500	Family Dollar Stores, Inc.(a)	337,850
52,000	Gap, Inc. (The)(a)	838,240
5,600	Newell Rubbermaid, Inc.	92,568
100	Office Depot, Inc.*	680
800	Polo Ralph Lauren Corp.	47,336
800	TJX Cos., Inc.(a)	26,968

		2,966,998

	Road & Rail —0.5%
15,700	Burlington Northern Santa Fe Corp.	1,634,841

	Semiconductors & Semiconductor Equipment —0.2%
12,200	Advanced Micro Devices, Inc.*(a)	51,362
2,400	KLA-Tencor Corp.	90,216
9,200	Texas Instruments, Inc.	224,296

15,900	Xilinx, Inc.(a)	394,797

		760,671

	Software —2.4%
22,200	BMC Software, Inc.*	730,158
102,858	CA, Inc.	2,454,192
162,400	Microsoft Corp.	4,176,928

		7,361,278

	Specialty Retail —1.4%
133,411	Home Depot, Inc. (The)(a)	3,179,184
31,100	Limited Brands, Inc.(a)	512,839
11,300	Lowe’s Cos., Inc.	229,616
200	Phillips-Van Heusen Corp.(a)	7,080
7,800	Staples, Inc.(a)	175,500

		4,104,219

	Telecommunication Services —3.2%
300,400	AT&T, Inc.	9,255,324
14,900	Corning, Inc.	298,149
16,700	Motorola, Inc.	144,288

		9,697,761

	Telecommunications —0.3%
12,200	Cisco Systems, Inc.*	268,278
15,000	Crown Castle International Corp.*	573,000

		841,278

	Thrifts & Mortgage Finance —0.5%
282,600	Washington Mutual, Inc.(a)	1,506,258

	Tobacco —1.9%
198,900	Altria Group, Inc.	4,047,615
30,700	Philip Morris International, Inc.	1,585,655
2,600	Reynolds American, Inc.	145,158

		5,778,428

	Transportation —0.1%
14,400	Royal Caribbean Cruises Ltd. (Liberia)	366,912

	Utilities —0.1%
6,300	NRG Energy, Inc.*(a)	228,627
2,700	Spectra Energy Corp.(a)	73,359

		301,986

	TOTAL LONG-TERM INVESTMENTS (cost $310,698,270)	300,920,408

	SHORT-TERM INVESTMENT —33.5%

	AFFILIATED MONEY MARKET MUTUAL FUND
101,724,702	Dryden Core Investment Fund - Taxable Money Market Series (cost $101,724,702; includes $99,149,255 of cash collateral for securities on loan)(b)(w)	101,724,702

	TOTAL INVESTMENTS—132.7% (cost $412,422,972)(p)	402,645,110
	Liabilities in excess of other assets —(32.7)%	(99,316,965)

	NET ASSETS —100%	$303,328,145

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $94,624,094; cash collateral of $99,149,255 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)	The United States federal income tax basis of the Schedule of Investments was $426,975,403; accordingly, net unrealized depreciation on investments for federal income tax purposes was $24,330,293 (gross unrealized appreciation - $16,695,887; gross unrealized depreciation - $41,026,180). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SMALL CAPITALIZATION GROWTH PORTFOLIO
Schedule of Investments
As of July 31, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —97.9%

	COMMON STOCKS

	Aerospace & Defense —1.5%
19,000	Esterline Technologies Corp.*	$926,820
29,600	Orbital Sciences Corp.*	740,296

		1,667,116

	Beverages —0.5%
25,946	Peet’s Coffee & Tea, Inc.*	505,687

	Biotechnology —0.7%
19,800	Martek Bioscience Corp.*	744,678

	Broadcasting —0.3%
21,947	DG FastChannel, Inc.*	373,099

	Building Materials —1.0%
21,000	Texas Industries, Inc.*	1,085,700

	Chemicals —1.3%
14,200	Quaker Chemical Corp.	424,296
17,400	Terra Industries, Inc.	939,600

		1,363,896

	Clothing & Apparel —3.2%
20,300	Gymboree Corp.*	759,220
42,900	Skechers USA, Inc. (Class A Stock)*	810,810
46,800	Volcom, Inc. (The)*	839,592
24,900	Warnaco Group, Inc. (The)*	1,044,555

		3,454,177

	Commercial Services —5.6%
24,800	Corrections Corp. of America*	695,144
42,600	Dollar Financial Corp.*	823,884
41,700	Geo Group, Inc., (The)*	1,002,468
20,800	MAXIMUS, Inc.	771,888
26,900	Metalico, Inc.*	414,260
25,400	PAREXEL International Corp.*	742,442
19,700	School Specialty, Inc.*	656,207
9,500	VistaPrint Ltd. (Bermuda)*	244,815
22,100	Waste Connections, Inc.*	804,219

		6,155,327

	Computer Services & Software —9.3%
30,000	Ansys, Inc.*	1,376,400
91,000	Compellent Technologies, Inc.*	1,031,940
47,800	eResearchTechnology, Inc.*	695,968
40,400	JDA Software Group, Inc.*	689,628
28,500	Manhattan Associates, Inc.*	699,390
15,200	Mantech International Corp. (Class A Stock)*	848,768
23,700	MICROS Systems, Inc.*	750,816
54,000	Netezza Corp.*	702,000
33,341	PROS Holdings, Inc.*	348,747
23,800	Solera Holdings, Inc.*	689,962
20,900	SPSS, Inc.*	690,745
22,700	Stanley, Inc.*	708,921

44,300	The9 Ltd., ADR (Cayman Islands)*	990,548

		10,223,833

	Cosmetics & Toiletries —0.3%
39,158	Physicians Formula Holdings, Inc.*	365,344

	Distribution/Wholesale —0.3%
9,400	MWI Veterinary Supply, Inc.*	329,376

	Education —1.3%
18,000	American Public Education, Inc.*	817,740
12,400	Capella Education Co.*	647,280

		1,465,020

	Electrical Equipment —1.9%
39,700	Advanced Energy Industries, Inc.*	548,654
12,700	Canadian Solar, Inc. (China)*	365,379
8,800	General Cable Corp.*	507,144
66,300	Ultralife Corp.*	707,421

		2,128,598

	Electronic Components —6.5%
9,800	Axsys Technologies, Inc.*	719,712
20,500	Belden CDT, Inc.	756,860
44,800	Coherent, Inc.*	1,545,600
21,500	Dolby Laboratories, Inc. (Class A Stock)*	874,835
46,300	Eagle Test Systems, Inc.*	574,120
18,900	II-VI, Inc.*	726,894
25,000	Plexus Corp.*	712,500
53,200	Universal Electronics, Inc.*	1,208,704

		7,119,225

	Energy Equipment & Services —1.9%
23,400	Lufkin Industries, Inc.	2,087,280

	Entertainment & Leisure —3.9%
52,400	Bally Technologies, Inc.*	1,665,796
35,400	Macrovision Solutions Corp.*	538,080
99,800	Shuffle Master, Inc.*	482,034
6,700	Vail Resorts, Inc.*	270,546
47,300	WMS Industries, Inc.*	1,332,914

		4,289,370

	Environmental Services —0.8%
11,200	Clean Harbors, Inc.*	874,048

	Financial Services —2.2%
15,400	FCStone Group, Inc.*	296,604
18,300	Investment Technology Group, Inc.*	544,242
49,200	Knight Capital Group, Inc. (Class A Stock)*	806,388
13,100	SVB Financial Group*	754,429

		2,401,663

	Healthcare Equipment & Supplies —0.7%
33,600	ArthroCare Corp.*	710,304

	Healthcare Services —6.7%
11,200	Amedisys, Inc.*	718,144
59,600	Centene Corp.*	1,329,676
29,800	Healthways, Inc.*	757,218
26,400	Icon PLC, ADR (Ireland)*	2,120,976
29,800	LHC Group, Inc.*	834,996
21,400	Psychiatric Solutions, Inc.*	749,428
54,400	Sun Healthcare Group, Inc.*	777,376

		7,287,814

	Industrial Products —1.4%
26,000	CIRCOR International, Inc.	1,548,560

	Insurance —1.1%
21,700	First Mercury Financial Corp.*	347,200

37,300	Tower Group, Inc.	849,694

		1,196,894

	Internet Services —5.1%
21,800	GigaMedia Ltd. (Singapore)*	273,808
35,000	Internet Capital Group, Inc.*	281,400
34,600	NetFlix, Inc.*	1,068,794
10,300	Perfect World Co. Ltd., ADR (China)*	272,538
9,400	Priceline.com, Inc.*	1,080,530
105,200	Sapient Corp.*	679,592
27,000	Shanda Interactive Entertainment Ltd., ADR (China)*	697,410
4,600	Sohu.com, Inc. (China)*	347,208
112,000	TIBCO Software, Inc.*	919,520

		5,620,800

	Machinery & Equipment —3.9%
14,100	Bucyrus International, Inc. (Class A Stock)	987,141
14,300	Chart Industries, Inc.*	756,756
30,400	Cognex Corp.	573,040
15,000	Gardner Denver, Inc.*	684,000
13,600	Robbins & Myers, Inc.	690,472
19,200	Sauer-Danfoss, Inc.	563,520

		4,254,929

	Manufacturing —2.8%
13,400	Ameron International Corp.	1,732,486
31,900	Barnes Group, Inc.	720,621
23,500	Polypore International, Inc.*	614,525

		3,067,632

	Media —0.8%
83,100	Entravision Communications Corp. (Class A Stock)*	262,596
10,600	Factset Research Systems, Inc.	611,302

		873,898

	Medical Supplies & Equipment —9.2%
86,700	American Medical Systems Holdings, Inc.*	1,427,949
28,500	American Oriental Bioengineering, Inc. (China)*	269,325
25,400	Cutera, Inc.*	252,984
35,900	Cynosure, Inc. (Class A Stock)*	887,448
82,200	Eclipsys Corp.*	1,812,510
15,600	Hansen Medical, Inc.*	237,900
15,000	Mentor Corp.	372,150
7,100	Mindray Medical International Ltd., ADR (China)	283,645
9,700	Myriad Genetics, Inc.*	645,050
29,400	Quality Systems, Inc.	965,790
17,700	SurModics, Inc.*	744,993
63,300	Thoratec Corp.*	1,187,508
18,800	Vital Images, Inc.*	285,760
23,500	Zoll Medical Corp.*	740,250

		10,113,262

	Metals & Mining —3.1%
24,700	James River Coal Co.*	1,070,745
16,200	Northwest Pipe Co.*	942,030
19,900	RBC Bearings, Inc.*	662,073
39,400	Worthington Industries, Inc.	698,956

		3,373,804

	Oil, Gas & Consumable Fuels —5.5%
13,200	Carrizo Oil & Gas, Inc.*	664,488
6,400	Core Laboratories NV (Netherlands)	829,504
16,600	Dawson Geophysical Co.*	1,089,458
76,700	Grey Wolf, Inc.*	655,018
14,400	Natco Group, Inc. (Class A Stock)*	686,160

41,000	Parallel Petroleum Corp.*	671,580
12,600	Petroleum Development Corp.*	696,906
10,500	T-3 Energy Services, Inc.*	719,985

		6,013,099

	Pharmaceuticals —3.2%
60,200	Cubist Pharmaceuticals, Inc.*	1,364,132
36,600	Medicis Pharmaceutical Corp. (Class A Stock)	671,976
41,300	Sciele Pharma, Inc.	770,245
6,300	United Therapeutics Corp.*	714,357

		3,520,710

	Restaurants —1.7%
40,000	BJ’s Restaurants, Inc.*	434,000
16,020	Carrols Restaurant Group, Inc.*	91,955
54,000	Cheesecake Factory (The)*	760,320
22,200	Red Robin Gourmet Burgers, Inc.*	551,226

		1,837,501

	Retail & Merchandising —5.3%
26,600	Aeropostale, Inc.*	857,850
26,400	Big Lots, Inc.*	804,144
14,500	Cash America International, Inc.	611,320
6,400	Deckers Outdoor Corp.*	723,264
41,100	Ezcorp, Inc.*	738,978
45,400	Genesco, Inc.*	1,334,760
14,800	Longs Drug Stores Corp.	691,900

		5,762,216

	Semiconductors —0.7%
28,500	Microsemi Corp.*	739,860

	Telecommunications —2.9%
15,300	Comtech Telecommunications Corp.*	751,689
39,500	EMS Technologies, Inc.*	818,045
61,200	Infinera Corp.*	689,112
21,000	Sierra Wireless, Inc. (Canada)*	260,400
36,400	Switch & Data Facilities Co., Inc.*	612,612

		3,131,858

	Transportation —1.3%
23,600	Eagle Bulk Shipping, Inc.	685,344
19,900	HUB Group, Inc. (Class A Stock)*	773,314

		1,458,658

	TOTAL LONG-TERM INVESTMENTS (cost $105,710,362)	107,145,236

	SHORT-TERM INVESTMENT —15.0%

	AFFILIATED MONEY MARKET MUTUAL FUND
16,434,964	Dryden Core Investment Fund - Taxable Money Market Series (cost $16,434,964)(w)	16,434,964

	TOTAL INVESTMENTS—112.9% (cost $122,145,326)(p)	123,580,200
	Liabilities in excess of other assets —(12.9)%	(14,164,528)

	NET ASSETS —100%	$109,415,672

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.

(p)	The United States federal income tax basis of the Schedule of Investments was $124,187,037; accordingly, net unrealized depreciation on investments for federal income tax purposes was $606,837 (gross unrealized appreciation - $663,197; gross unrealized depreciation - $1,270,034). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SMALL CAPITALIZATION VALUE PORTFOLIO
Schedule of Investments
As of July 31, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —96.2%

	COMMON STOCKS

	Aerospace/Defense —2.4%
69,200	AAR Corp.*(a)	$1,189,548
5,450	Alliant Techsystems, Inc.*(a)	539,496
50,643	BE Aerospace, Inc.*	1,300,512
3,100	Curtiss-Wright Corp.(a)	163,184
30,000	DRS Technologies, Inc.	2,364,000
2,200	Esterline Technologies Corp.*(a)	107,316
71,150	Moog, Inc. (Class A Stock)*(a)	3,162,617
29,900	Teledyne Technologies, Inc.*(a)	1,880,710
20,086	Triumph Group, Inc.(a)	1,063,755

		11,771,138

	Airlines —0.4%
12,100	Republic Airways Holdings, Inc.*(a)	116,281
120,000	SkyWest, Inc.(a)	1,826,400

		1,942,681

	Auto Related —0.2%
52,859	American Axle & Manufacturing Holdings, Inc.(a)	310,811
75,577	Cooper Tire & Rubber Co.	696,064
2,800	Tenneco, Inc.*(a)	40,376

		1,047,251

	Automobile Manufacturers —0.4%
1,500	Commercial Vehicle Group, Inc.*	14,505
1,285	O’Reilly Automotive, Inc.*	32,819
37,980	Oshkosh Corp.(a)	685,159
60,000	Thor Industries, Inc.(a)	1,177,200

		1,909,683

	Automotive Components
12,400	Lear Corp.*(a)	178,684

	Automotive Parts —0.3%
51,541	ATC Technology Corp.*	1,294,710

	Banks —4.0%
2,200	Ameris Bancorp	23,606
1,100	BancFirst Corp.	51,975
115,669	BancorpSouth, Inc.(a)	2,463,750
89,676	Bank Mutual Corp.(a)	1,049,209
500	Banner Corp.	4,765
86,280	Cardinal Financial Corp.	732,517
1,900	Cathay General Bancorp(a)	30,286
5,100	Central Pacific Financial Corp.(a)	56,457
2,500	Chemical Financial Corp.(a)	66,425
4,400	City Holding Co.(a)	195,712
12,400	Colonial BancGroup, Inc. (The)(a)	82,584
2,700	Columbia Banking System, Inc.	40,797
2,600	Community Bank System, Inc.(a)	61,360
4,400	Community Trust Bancorp, Inc.(a)	135,608
43,200	Cullen Frost Bankers, Inc.	2,278,368
4,600	Dime Community Bancshares	76,958
88,200	East West Bancorp, Inc.(a)	1,050,462
9,200	First Bancorp. (Puerto Rico)(a)	80,500
113,470	First Financial Bancorp(a)	1,282,211
1,400	First Financial Holdings, Inc.	27,972
12,700	First Niagara Financial Group, Inc.	177,673
1,400	First Place Financial Corp. (OH)	15,218
1,200	FirstFed Financial Corp.*(a)	9,600
68,823	FirstMerit Corp.(a)	1,354,437
25,121	Hancock Holding Co.(a)	1,127,682

16,200	Hanmi Financial Corp.(a)	85,860
4,050	IBERIABANK Corp.	208,494
4,700	Independent Bank Corp.	122,952
1,600	Lakeland Financial Corp.	32,960
3,080	MainSource Financial Group, Inc.	54,978
3,900	Nara Bancorp, Inc.	40,872
85,000	Old National Bancorp(a)	1,290,300
400	Old Second Bancorp, Inc.	6,088
3,100	Oriental Financial Group, Inc. (Puerto Rico)	53,847
1,700	Peoples Bancorp, Inc.	30,940
33,850	Prosperity Bancshares, Inc.(a)	1,086,585
5,100	Provident Bankshares Corp.(a)	46,410
15,637	Rainier Pacific Financial Group, Inc.	129,787
1,351	Republic Bancorp, Inc. (KY) (Class A Stock)	41,800
415	SCBT Financial Corp.	14,421
1,500	Sierra Bancorp	28,305
49,674	Signature Bank*(a)	1,461,906
1,100	Simmons First National Corp. (Class A Stock)	32,725
2,400	Southside Bancshares, Inc.(a)	47,592
4,600	Southwest Bancorp, Inc.	64,124
9,050	Sterling Bancshares, Inc. (TX)	87,966
67,050	Sterling Financial Corp. (WA)	501,534
50,000	Susquehanna Bancshares, Inc.	716,000
1,700	Trico Bancshares	25,636
5,383	Umpqua Holdings Corp.(a)	73,101
30,075	United Bankshares, Inc.(a)	757,589
4,100	West Coast Bancorp(a)	45,141
1,000	WSFS Financial Corp.	54,450

		19,618,495

	Beverages —0.3%
54,700	PepsiAmericas, Inc.(a)	1,294,749

	Biotechnology
1,400	Bio-Rad Laboratories, Inc. (Class A Stock)*(a)	124,740
3,625	Protalix BioTherapeutics, Inc. (Israel)*	9,534

		134,274

	Broadcasting
6,900	Cox Radio, Inc. (Class A Stock)*(a)	68,241
7,500	DG FastChannel, Inc.*(a)	127,500
4,600	Entercom Communications Corp. (Class A Stock)(a)	28,198
2,700	Lin TV Corp. (Class A Stock)*(a)	16,011

		239,950

	Building & Construction —0.2%
31,650	Chicago Bridge & Iron Company N.V. (Netherlands)	1,037,170

	Building Materials
9,500	Comfort Systems USA, Inc.(a)	125,970
1,500	Perini Corp.*	41,040

		167,010

	Building Products —1.3%
3,300	Apogee Enterprises, Inc.	57,024
50,000	Crane Co.(a)	1,775,000
60,000	Lennox International, Inc.(a)	2,142,000
3,300	NCI Buildings Systems, Inc.*(a)	123,618
80,000	Simpson Manufacturing Co., Inc.(a)	1,920,800
2,200	Universal Forest Products, Inc.	59,400

		6,077,842

	Business Services —0.7%
80,700	3Com Corp*	151,716
2,200	COMSYS IT Partners, Inc.*	22,550

79,525	URS Corp.*(a)	3,333,688

		3,507,954

	Cable Television
1,000	Macrovision Solutions Corp.*(a)	15,200

	Capital Markets —0.6%
95,900	Jefferies Group, Inc.(a)	1,821,141
29,650	Waddell & Reed Financial, Inc. (Class A Stock)	990,310

		2,811,451

	Chemicals —3.5%
20,025	Airgas, Inc.	1,147,032
16,505	Arch Chemicals, Inc.(a)	529,811
35,223	Cabot Corp.	945,033
15,603	Ferro Corp.	339,521
8,295	FMC Corp.	616,899
7,200	H.B. Fuller Co.	180,000
10,700	Hercules, Inc.	214,535
2,900	Innospec, Inc. (United Kingdom)(a)	51,446
35,000	Lubrizol Corp. (The)	1,743,000
90,000	Methanex Corp. (Canada)	2,437,200
700	Minerals Technologies, Inc.(a)	45,157
700	NewMarket Corp.	43,232
1,100	OM Group, Inc.*	36,960
3,600	Rockwood Holdings, Inc.*	137,340
100,000	RPM International, Inc.	2,050,000
101,500	Sensient Technologies Corp.	3,158,680
4,400	Spartech Corp.	44,484
53,700	Valspar Corp. (The)(a)	1,163,679
3,800	W.R. Grace & Co.*	97,926
110,000	Westlake Chemical Corp.(a)	1,926,100

		16,908,035

	Clothing & Apparel —0.3%
2,200	Cato Corp. (The)	39,358
28,756	G&K Services, Inc. (Class A Stock)	978,854
4,400	Gymboree Corp.*(a)	164,560
5,000	Maidenform Brands, Inc.*(a)	76,550

		1,259,322

	Commercial Banks —0.5%
1,721	Amcore Financial, Inc.	10,569
21,900	Frontier Financial Corp.(a)	252,945
4,900	Fulton Financial Corp.	51,646
12,200	International Bancshares Corp.(a)	300,120
7,500	UCBH Holdings, Inc.(a)	33,825
40,000	Whitney Holding Corp.(a)	822,400
36,200	Zions Bancorp	1,059,574

		2,531,079

	Commercial Services —1.4%
2,600	Consolidated Graphics, Inc.*(a)	87,100
500	CRA International, Inc.*	18,815
700	Electro Rent Corp.	9,590
5,300	Gartner, Inc.*(a)	129,108
2,600	Geo Group, Inc. (The)*	62,504
46,075	Healthspring, Inc.*(a)	896,159
400	MAXIMUS, Inc.	14,844
95,500	Pharmaceutical Product Development, Inc.	3,642,370
9,000	Spherion Corp.*	44,010
14,700	Stewart Enterprises, Inc. (Class A Stock)(a)	130,977
9,300	Team, Inc.*	339,543
2,800	Viad Corp.(a)	85,344

31,262	Waste Connections, Inc.*(a)	1,137,624

		6,597,988

	Commercial Services & Supplies —1.5%
119,552	Avis Budget Group, Inc.*(a)	729,267
9,400	Ennis, Inc.	145,230
31,225	Healthcare Services Group, Inc.	518,647
30,700	Heidrick & Struggles International, Inc.	870,652
7,500	Kelly Services, Inc. (Class A Stock)	138,075
100,000	Schawk, Inc.	1,293,000
69,867	School Specialty, Inc.*(a)	2,327,270
1,300	Valassis Communications, Inc.*(a)	11,466
19,775	Watson Wyatt Worldwide, Inc. (Class A Stock)(a)	1,145,764

		7,179,371

	Communication Equipment
3,900	Tekelec*	60,801

	Computer Hardware —1.0%
10,800	Aspen Technology, Inc.*(a)	143,640
42,144	CACI International, Inc. (Class A Stock)*(a)	1,894,794
6,900	CIBER, Inc.*	48,783
5,100	Electronics For Imaging, Inc.*(a)	71,451
37,600	Imation Corp.	716,656
1,000	Palm, Inc.(a)	6,580
2,500	PC Connection, Inc.*	17,925
119,817	Perot Systems Corp. (Class A Stock)*(a)	2,003,340
22,400	Quantum Corp.*	36,736
2,700	Silcon Storage Technology, Inc.*	8,613
2,600	SYKES Enterprises, Inc.*	45,916

		4,994,434

	Computer Services & Software —3.0%
49,145	Avocent Corp.*	1,168,668
15,675	Diebold, Inc.	579,662
1,800	Digi International, Inc.*	18,216
66,400	Global Payments, Inc.(a)	2,940,856
1,500	InfoGROUP, Inc.	7,680
2,200	JDA Software Group, Inc.*	37,554
1,100	Mantech International Corp. (Class A Stock)*	61,424
22,775	MICROS Systems, Inc.*(a)	721,512
99,607	Parametric Technology Corp.*(a)	1,929,388
1,100	PC Mall, Inc.*	9,812
2,100	Progress Software Corp.*	61,803
2,100	Quest Software, Inc.*	31,731
2,500	Semtech Corp.*	36,425
700	SI International, Inc.*	12,796
400	SPSS, Inc.*	13,220
100,950	SRA International, Inc. (Class A Stock)*(a)	2,215,852
8,800	Sutor Technology Group Ltd. (China)*	62,656
79,927	Sybase, Inc.*(a)	2,686,346
4,400	SYNNEX Corp.*(a)	102,784
31,813	Synopsys, Inc.*(a)	764,148
700	Virtusa Corp.*	4,571
80,929	Xyratex Ltd. (Bermuda)*	1,199,368

		14,666,472

	Computers
6,000	Mentor Graphics Corp.*	83,280

	Conglomerates
10,400	Tomkins PLC, ADR (United Kingdom)	104,520

	Construction & Engineering —0.5%
2,500	EMCOR Group, Inc.*(a)	75,300
80,400	Granite Construction, Inc.(a)	2,543,052

		2,618,352

	Consumer Products & Services —1.2%
7,100	American Greetings Corp. (Class A Stock)	105,222

63,708	Central Garden & Pet Co.*(a)	294,331
54,586	Central Garden & Pet Co. (Class A Stock)*(a)	228,170
3,100	Compass Diversified Holdings(a)	36,053
800	Helen of Troy Ltd. (Bermuda)*	16,448
593	Jarden Corp.*	14,241
77,950	Scotts Miracle-Gro Co. (The) (Class A Stock)	1,518,466
41,846	Snap-on, Inc.(a)	2,355,511
45,600	Toro Co.(a)	1,484,280

		6,052,722

	Consumer Services —0.6%
104,700	Advance America Cash Advance Centers, Inc.	572,709
18,000	Rent-A-Center, Inc.*(a)	381,600
65,000	Sotheby’s(a)	1,803,100

		2,757,409

	Containers & Packaging —1.9%
123,526	Bemis Co., Inc.(a)	3,478,492
2,600	Core-Mark Holding Co., Inc.*	70,798
115,654	Pactiv Corp.*(a)	2,788,418
6,300	Rock-Tenn Co. (Class A Stock)	223,965
50,967	Silgan Holdings, Inc.(a)	2,692,077

		9,253,750

	Distribution/Wholesale —0.2%
1,300	United Stationers, Inc.*(a)	49,829
23,795	WESCO International, Inc.*	895,882

		945,711

	Diversified Financials
2,200	Financial Federal Corp.(a)	50,710

	Diversified Telecommunication Services —0.3%
68,600	Iowa Telecommunications Services, Inc.(a)	1,271,844

	Drugs & Healthcare —0.9%
30,335	Cooper Cos, Inc. (The)	1,022,289
39,000	Covance, Inc.*(a)	3,580,200

		4,602,489

	Drugs & Medicine —0.4%
26,425	Barr Pharmaceuticals, Inc.*	1,743,521

	Electric Utilities —1.4%
600	Black Hills Corp.	19,362
70,700	Cleco Corp.	1,776,691
7,700	El Paso Electric Co.*(a)	159,082
2,500	UIL Holdings Corp.	78,200
8,900	Unisource Energy Corp.(a)	271,895
178,038	Westar Energy, Inc.(a)	3,931,079
8,371	Wisconsin Energy Corp.	377,700

		6,614,009

	Electrical Equipment —1.0%
42,900	Acuity Brands, Inc.(a)	1,752,894
71,425	Regal-Beloit Corp.(a)	2,981,994

		4,734,888

	Electronic Components —1.7%
39,900	Digital River, Inc.*	1,591,611
24,837	Empire District Electric Co. (The)(a)	506,923
10,500	Nam Tai Electronics, Inc. (China)	121,065
81,000	Park Electrochemical Corp.	2,052,540
800	Plexus Corp.*(a)	22,800
117,416	Portland General Electric Co.(a)	2,758,102

76,200	Technitrol, Inc.	1,068,324

		8,121,365

	Electronics —2.7%
34,350	Belden CDT, Inc.(a)	1,268,202
5,250	Benchmark Electronics, Inc.*(a)	76,860
77,000	Checkpoint Systems, Inc.*(a)	1,622,390
47,988	Coherent, Inc.*(a)	1,655,586
5,400	CTS Corp.	69,444
400	Electro Scientific Industries, Inc.*	6,256
129,100	FLIR Systems, Inc.*	5,259,534
43,773	Littelfuse, Inc.*(a)	1,398,985
361,100	Sanmina-SCI Corp.*	639,147
9,700	TTM Technologies, Inc.*(a)	109,125
28,438	Watts Water Technologies, Inc. (Class A Stock)(a)	840,059

		12,945,588

	Energy Equipment & Services —1.4%
14,875	Complete Production Services, Inc.*(a)	473,620
50,000	Frontier Oil Corp.	912,500
69,583	Headwaters, Inc.*(a)	912,233
45,000	Holly Corp.	1,286,100
17,250	Superior Energy Services, Inc.*(a)	818,168
40,000	Tidewater, Inc.(a)	2,397,600

		6,800,221

	Entertainment & Leisure —0.7%
65,300	Life Time Fitness, Inc.*(a)	1,945,287
34,519	RC2 Corp.*(a)	792,556
23,032	Scientific Games Corp. (Class A Stock)*(a)	698,791
1,300	Steinway Musical Instruments, Inc.*	36,036

		3,472,670

	Environmental Services —0.6%
160,200	Allied Waste Industries, Inc.*	1,938,420
29,974	Tetra Tech, Inc.*(a)	861,153

		2,799,573

	Equipment Services
1,400	Medassets, Inc.*	21,168

	Exchange Traded Funds —0.6%
5,870	iShares Russell 2000 Index Fund(a)	416,300
38,925	iShares Russell 2000 Value Index Fund(a)	2,579,560

		2,995,860

	Financial - Bank & Trust —1.3%
3,000	Banco Latinoamericano de Exportaciones SA (Panama)	55,020
30,000	Bank of Hawaii Corp.	1,511,700
8,700	Boston Private Financial Holdings, Inc.(a)	68,121
2,775	Citizens Republic Bankcorp, Inc.(a)	9,296
2,700	City Bank/Lynnwood (WA)(a)	25,623
12,575	City National Corp. (CA)	617,810
19,109	Commerce Bancshares, Inc. (Kansas City Mo)	833,726
3,200	Conn’s, Inc.*(a)	50,240
1,700	Downey Financial Corp.(a)	3,587
800	First Bancorp (NC)	12,768
1,700	First Merchants Corp.	35,700
1,800	Flushing Financial Corp.	31,734
7,300	FNB Corp. (PA)(a)	82,709
600	Heartland Financial USA, Inc.(a)	12,318
400	Heritage Commerce Corp.	4,180
2,600	Lakeland Bancorp, Inc.	29,926
400	MASSBANK Corp.	15,928
102,929	NewAlliance Bancshares, Inc.	1,336,018
500	S&T Bancorp, Inc.	16,770
158	Stellarone Corp.	2,669
3,500	Stifel Financial Corp.*(a)	147,385
17,884	Superior Bancorp*(a)	127,513

109,878	TCF Financial Corp.	1,400,944
700	Union Bankshares Corp.	15,288
4,300	United Community Banks, Inc. (GA)(a)	45,795
1,700	Washington Trust Bancorp, Inc.	40,596

		6,533,364

	Financial - Brokerage
1,400	Penson Worldwide, Inc.*	25,788

	Financial Services —3.2%
5,250	Advanta Corp. (Class B Stock)	41,528
19,550	Affiliated Managers Group, Inc.*(a)	1,689,120
100	Berkshire Hills Bancorp, Inc.	2,650
700	BGC Partners, Inc. ( Class A Stock)*	4,970
5,900	Brookline Bancorp, Inc.	57,525
25,844	Calamos Asset Management, Inc. (Class A Stock)(a)	528,768
4,100	CompuCredit Corp.*(a)	27,060
23,400	CVB Financial Corp.(a)	264,888
14,800	Deluxe Corp.	211,640
6,971	Dollar Financial Corp.*(a)	134,819
79,500	Eaton Vance Corp.	2,952,630
2,000	Encore Capital Group, Inc.*(a)	24,500
300	Farmers Capital Bank Corp.	9,057
2,800	Federal Agricultural Mortgage Corp. (Class C Stock)	80,248
49,850	First Cash Financial Services, Inc.*(a)	950,639
1,400	First Communtiy Banshares, Inc.	50,162
1,490	First Source Corp.	34,777
7,700	Global Cash Access Holdings, Inc.*(a)	46,123
3,000	Greene County Bancshares, Inc.	41,340
1,200	Hallmark Financial Services*	11,604
7,600	Hawaiian Holdings, Inc.*	67,032
400	Innophos Holdings, Inc.	11,748
2,800	Integra Bank Corp.	21,756
10,100	Knight Trading Group, Inc. (Class A Stock)*(a)	165,539
900	Koppers Holdings, Inc.	38,889
4,800	Labranche & Co., Inc.*	33,168
24,556	National Penn Bancshares, Inc.	329,787
3,600	NBT Bancorp, Inc.	89,244
4,600	Ocwen Financial Corp.*(a)	27,784
6,000	Pacer International, Inc.(a)	142,440
73,400	Pacific Capital Bancorp(a)	959,338
1,600	PacWest Bancorp(a)	29,792
12,549	Patriot Capital Funding, Inc.	88,470
600	Piper Jaffray Cos.*(a)	21,300
5,200	Provident Financial Services, Inc.	75,868
155,750	Raymond James Financial, Inc.(a)	4,501,175
2,600	Renasant Corp.	46,046
3,200	Resource Capital Corp.	21,408
70,810	South Financial Group, Inc. (The)(a)	426,984
10,400	Student Loan Corp. (The)	1,132,872
600	Suffolk Bancorp	19,230
3,500	Sun Communities, Inc.(a)	59,430
2,800	SWS Group, Inc.	52,976
9,200	United Community Financial Corp.	50,140
5,800	World Acceptance Corp.*(a)	190,008
300	Yadkin Valley Financial Corp.	4,617

		15,771,089

	Food & Drug Retailers —0.5%
78,038	Casey’s General Stores, Inc.	1,919,735
2,500	Perrigo Co.	88,075
6,600	Weis Markets, Inc.	250,734

		2,258,544

	Food Products —2.2%
84,401	Corn Products International, Inc.	3,925,491
210,419	Del Monte Foods Co.	1,786,457

5,600	Fresh Del Monte Produce, Inc. (Cayman Islands)*	118,048
30,000	J.M. Smucker Co. (The)	1,462,200
6,400	Nash Finch Co.(a)	252,608
88,732	Pilgrim’s Pride Corp.(a)	1,081,643
41,232	Ralcorp Holdings, Inc.*(a)	2,224,879
600	Ruddick Corp.(a)	18,576

		10,869,902

	Foods —0.5%
75,626	Dean Foods Co.*(a)	1,610,834
7,000	Spartan Stores, Inc.	166,530
25,800	TreeHouse Foods, Inc.*	699,180

		2,476,544

	Gas & Pipeline Utilities —4.3%
33,189	Atlas America, Inc.	1,229,321
125,198	Atmos Energy Corp.(a)	3,313,991
30,000	Energen Corp.	1,806,000
23,000	National Fuel Gas Co.	1,145,170
97,800	Southwest Gas Corp.(a)	2,826,420
81,043	Swift Energy Co.*(a)	4,118,605
100,000	UGI Corp.	2,706,000
16,465	W-H Energy Services, Inc.*	1,507,041
66,581	WGL Holdings, Inc.(a)	2,299,042

		20,951,590

	Gas Utilities —0.6%
90,264	AGL Resources, Inc.(a)	3,119,524

	Healthcare Equipment & Supplies —0.5%
4,500	Hill-Rom Holdings, Inc.(a)	126,405
27,300	Invacare Corp.	642,369
35,000	West Pharmaceutical Services, Inc.	1,607,200

		2,375,974

	Healthcare Providers & Services —2.0%
2,700	Alliance Imaging, Inc.*(a)	25,596
34,200	Amedisys, Inc.*(a)	2,192,904
75,000	AMERIGROUP Corp.*(a)	1,905,000
2,600	AMN Healthcare Services, Inc.*(a)	49,140
1,100	Apria Healthcare Group, Inc.*(a)	21,131
10,800	Gentiva Health Services, Inc.*(a)	275,832
20,725	Inventiv Health, Inc.*	500,716
2,000	Magellan Health Services, Inc.*(a)	83,500
50,725	Owens & Minor, Inc.(a)	2,329,292
42,646	Res-Care, Inc.*(a)	782,980
74,200	Sunrise Senior Living, Inc.*(a)	1,330,406

		9,496,497

	Healthcare Services —1.5%
25,371	Amsurg Corp.*(a)	679,943
78,800	Healthways, Inc.*	2,002,308
38,075	LHC Group, Inc.*(a)	1,066,862
45,559	LifePoint Hospitals, Inc.*(a)	1,304,354
700	Molina Healthcare, Inc.*(a)	20,888
38,774	Pediatrix Medical Group, Inc.*	1,886,355
2,900	Psychiatric Solutions, Inc.*(a)	101,558
1,100	Rehabcare Group, Inc.*(a)	18,216

		7,080,484

	Home Builders —0.3%
73,700	Hovnanian Enterprises, Inc. (Class A Stock)*(a)	518,111
41,500	Meritage Homes Corp.*(a)	749,075

		1,267,186

	Hotels, Restaurants & Leisure —0.7%
200	Bob Evans Farms, Inc.	5,728
61,700	Brinker International, Inc.	1,134,663
60,000	CKE Restaurants, Inc.	736,200

13,500	Dover Downs Gaming & Entertainment, Inc.	112,725
8,900	Jack in the Box, Inc.*(a)	192,062
1,000	Papa John’s International, Inc.*	28,290
78,275	Sonic Corp.*(a)	1,181,170
9,200	Strategic Hotels & Resorts, Inc.	72,588

		3,463,426

	Household Durables —0.8%
63,593	Ethan Allen Interiors, Inc.(a)	1,596,184
7,100	Furniture Brands International, Inc.(a)	84,277
25,000	Lancaster Colony Corp.	812,750
140,609	Tempur-Pedic International, Inc.(a)	1,320,319

		3,813,530

	Household Products —0.1%
10,800	Tupperware Corp.(a)	421,200
3,500	WD-40 Co.	119,595
1,250	Zep, Inc.	21,337

		562,132

	Industrial Conglomerates —0.4%
33,002	Teleflex, Inc.	2,023,683

	Industrial Products —0.9%
34,997	Brady Corp. (Class A Stock)(a)	1,283,340
10,544	CIRCOR International, Inc.(a)	628,001
2,100	Compass Minerals International, Inc.(a)	158,760
31,037	Interface, Inc. (Class A Stock)	367,788
43,154	Kaydon Corp.(a)	2,046,363
8,000	Myers Industries, Inc.	89,600

		4,573,852

	Insurance —6.3%
87,429	American Equity Investment Life Holding Co.(a)	764,130
75,000	American Financial Group, Inc.	2,172,750
1,100	American Physicians Capital, Inc.	54,758
11,700	Amerisafe, Inc.*	212,589
3,300	AmTrust Financial Services, Inc.	48,081
43,875	Aspen Insurance Holdings Ltd. (Bermuda)(a)	1,113,986
5,900	Assured Guaranty Ltd. (Bermuda)(a)	67,614
1,100	Castlepoint Holdings Ltd. (Bermuda)	10,219
99,125	Delphi Financial Group, Inc. (Class A Stock)(a)	2,473,169
82,587	Employers Holdings, Inc.	1,471,700
1,300	FPIC Insurance Group, Inc.*(a)	64,935
1,300	Harleysville Group, Inc.(a)	46,319
60,400	HCC Insurance Holdings, Inc.	1,368,060
30,000	Hilb Rogal & Hobbs Co.	1,300,500
47,951	Horace Mann Educators Corp.	664,601
57,253	Infinity Property & Casual Corp.(a)	2,551,194
30,400	IPC Holdings Ltd. (Bermuda)(a)	975,840
7,200	Max Capital Group Ltd. (Bermuda)(a)	168,984
4,300	Meadowbrook Insurance Group, Inc.	27,563
2,600	Navigators Group, Inc. (The)*(a)	123,656
71,101	Philadelphia Consolidated Holding Corp.*	4,155,853
1,400	Phoenix Cos., Inc. (The)	13,622
44,684	Platinum Underwriters Holdings, Ltd. (Bermuda)(a)	1,613,092
9,600	PMA Capital Corp. (Class A Stock)*	96,096
31,115	ProAssurance Corp.*(a)	1,522,768
40,600	Protective Life Corp.	1,459,976
20,400	RLI Corp.	1,114,248
4,100	Safety Insurance Group, Inc.(a)	174,127
3,300	Seabright Insurance Holdings, Inc.*	37,950
5,200	Selective Insurance Group(a)	112,320
55,200	State Auto Financial Corp.(a)	1,595,832
54,675	United Fire & Casualty Co.(a)	1,485,520

44,200	Zenith National Insurance Corp.	1,520,922

		30,582,974

	Insurance - Property Insurance
2,715	Argo Group International Holdings Ltd. (Bermuda)*(a)	92,419

	Internet
5,200	Interwoven, Inc.*	73,216

	Internet Services —0.1%
8,300	Earthlink, Inc.*(a)	74,700
700	Forrester Research, Inc.*	23,590
16,100	FTD Group, Inc.(a)	230,230
4,000	SonicWall, Inc.*	23,360
3,500	TIBCO Software, Inc.*	28,735
7,300	United Online, Inc.	79,278
700	USA Mobility, Inc.*	5,684

		465,577

	Investment Company
6,714	MCG Capital Corp.	32,094

	Leisure —0.4%
120,600	Callaway Golf Co.(a)	1,529,208
11,700	Jakks Pacific, Inc.*(a)	257,166

		1,786,374

	Machinery —4.7%
33,700	Actuant Corp. (Class A Stock)(a)	1,026,502
60,000	Albany International Corp. (Class A Stock)	1,722,000
600	Astec Industries, Inc.*	19,152
87,700	Barnes Group, Inc.(a)	1,981,143
76,200	Bucyrus International, Inc. (Class A Stock)	5,334,762
1,100	Cascade Corp.	48,268
22,971	Gardner Denver, Inc.*	1,047,478
17,250	General Cable Corp.*(a)	994,117
6,600	Gibraltar Industries, Inc.(a)	104,346
27,970	IDEX Corp.	1,058,105
32,339	Kadant, Inc.*(a)	691,731
40,000	Kennametal, Inc.	1,190,400
31,000	Lincoln Electric Holdings, Inc.(a)	2,490,850
61,400	Mueller Industries, Inc.	1,576,138
6,125	Nordson Corp.	432,793
24,425	Rofin-Sinar Technologies, Inc.*	827,030
6,725	Smith A.O. Corp.	266,983
59,900	Tennant Co.	1,575,969
5,900	Wabtec Corp.(a)	327,450

		22,715,217

	Machinery & Equipment
2,700	Pioneer Drilling Co.*(a)	42,903

	Manufacturing —1.9%
1,100	Ameron International Corp.	142,219
3,600	Ceradyne, Inc.*(a)	166,860
6,800	EnPro Industries, Inc.*(a)	244,868
52,621	Federal Signal Corp.(a)	756,164
4,000	Harmonic, Inc.*	31,160
93,300	Harsco Corp.	5,047,530
139,100	Hexel Corp.*(a)	2,640,118

		9,028,919

	Marine —1.4%
25,000	DryShips, Inc. (Greece)	1,928,250
22,075	Eagle Bulk Shipping, Inc.(a)	641,058
50,000	Excel Maritime Carriers Ltd. (Greece)(a)	1,853,011

33,200	Genco Shipping & Trading Ltd.(a)	2,263,576

		6,685,895

	Media —0.4%
11,800	AH Belo Corp. (Class A Stock)	63,720
154,218	Belo Corp. (Class A Stock)(a)	1,047,140
45,462	Courier Corp.	771,945
9,400	Idearc, Inc.	12,314
8,500	Lee Enterprises, Inc.(a)	25,670
3,900	Scholastic Corp.	100,581
14,000	Sinclair Broadcast Group, Inc. (Class A Stock)(a)	106,820
5,800	Westwood One, Inc.*	7,540

		2,135,730

	Medical Supplies & Equipment —0.5%
2,000	Advanced Energy Industries, Inc.*	27,640
800	Arena Pharmaceuticals, Inc.*(a)	5,424
44,129	Conmed Corp.*(a)	1,341,080
3,000	Exelixis, Inc.*	21,000
3,500	Greatbatch, Inc.*	71,610
700	Medivation, Inc.*(a)	14,000
1,100	Power Medical Interventions, Inc.*	5,808
37,218	PSS World Medical, Inc.*(a)	623,774
1,700	Seattle Genetics, Inc.*	19,312
1,400	STERIS Corp.(a)	47,838
100	SurModics, Inc.*(a)	4,209

		2,181,695

	Metals & Mining —3.2%
25,000	Amcol International Corp.	798,000
2,700	Applied Biosystems, Inc.*	36,855
38,000	Carpenter Technology Corp.	1,470,600
1,100	Columbus Mckinnon Corp.*	28,281
70,000	Commercial Metals Co.	2,089,500
15,300	GrafTech International Ltd.*	358,785
383,500	IAMGOLD Corp. (Canada)	2,538,770
1,000	Olympic Steel, Inc.	50,850
55,300	Quanex Building Products Corp.	851,620
75,000	Royal Gold, Inc.	2,676,000
77,200	Timken Co.	2,549,144
165,000	Titanium Metals Corp.(a)	1,857,900
5,700	Worthington Industries, Inc.(a)	101,118

		15,407,423

	Multi-Utilities —0.9%
40,000	Oge Energy Corp.	1,308,800
9,400	PNM Resources, Inc.(a)	110,074
105,800	Vectren Corp.	3,089,360

		4,508,234

	Office Equipment
12,900	IKON Office Solutions, Inc.(a)	184,470

	Oil & Gas Exploration / Production —1.5%
19,475	Approach Resources, Inc.*	391,642
86,700	Cabot Oil & Gas Corp.(a)	3,815,667
7,100	Penn Virginia Corp.	431,325
58,900	St. Mary Land & Exploration Co.(a)	2,506,784

		7,145,418

	Oil, Gas & Consumable Fuels —3.4%
3,300	Alon USA Energy, Inc.(a)	28,314
10,075	Arena Resources, Inc.*	412,168
83,367	Berry Petroleum Co. (Class A Stock)(a)	3,588,116
2,500	Bois d’Arc Energy, Inc.*	54,750
1,400	Callon Petroleum Co.*	32,186
31,000	Cimarex Energy Co.	1,615,410
2,200	Comstock Resources, Inc.*(a)	134,222

13,125	Concho Resources, Inc.*(a)	429,844
15,975	Encore Acquisition Co.*	988,373
2,277	Energy Partners Ltd.*	27,051
32,100	Gushan Environmental Energy Ltd., ADR (China)(a)	386,484
1,100	Laclede Group, Inc. (The)	46,651
22,000	Lufkin Industries, Inc.(a)	1,962,400
2,200	McMoRan Exploration Co.*(a)	59,026
7,650	New Jersey Resources Corp.(a)	260,788
7,075	Oil States International, Inc.*	388,276
46,200	ONEOK, Inc.	2,101,176
17,500	Petroquest Energy, Inc.*(a)	365,225
1,100	Rosetta Resources, Inc.*	25,982
2,200	RPC, Inc.	37,818
2,800	South Jersey Industries, Inc.	104,440
5,800	Stone Energy Corp.*(a)	295,916
4,900	Trico Marine Services, Inc.*(a)	125,048
6,400	Tsakos Energy Navigation Ltd. (Greece)	221,312
1,400	Union Drilling, Inc.*(a)	26,964
4,600	Vaalco Energy, Inc.*	30,130
44,500	W&T Offshore, Inc.(a)	1,969,570
35,000	World Fuel Services Corp.(a)	843,500

		16,561,140

	Paper & Forest Products —0.3%
13,900	Buckeye Technologies, Inc.*(a)	135,525
60,503	Neenah Paper, Inc.(a)	1,130,196
4,800	Schweitzer-Mauduit International, Inc.(a)	89,328

		1,355,049

	Personell Services
3,800	Kforce, Inc.*	37,544

	Pharmaceuticals —0.4%
1,300	Alpharma, Inc. (Class A Stock)*	29,523
800	Auxilium Pharmaceuticals, Inc.*(a)	29,680
1,900	Barrier Therapeutics, Inc.*	7,847
6,100	Bionovo, Inc.*(a)	6,710
1,000	Cypress Bioscience, Inc.*	8,700
800	Onyx Pharmaceuticals, Inc.*	32,400
800	Par Pharmaceutical Cos., Inc.*	13,840
600	Prestige Brands Holdings, Inc.*(a)	5,952
500	Rigel Pharmaceuticals, Inc.*(a)	12,720
76,900	Sciele Pharma, Inc.	1,434,185
3,200	Uluru, Inc.*	4,160
500	United Therapeutics Corp.*(a)	56,695
2,100	Valeant Pharmaceuticals International*(a)	35,952
5,900	Viropharma, Inc.*(a)	72,629

		1,750,993

	Real Estate
1,000	HFF, Inc. (Class A Stock)*(a)	4,990

	Real Estate Investment Trust - Office Industrial
6,700	BioMed Realty Trust, Inc.(a)	172,860
3,400	Hersha Hospitality Trust	24,140

		197,000

	Real Estate Investment Trust - Other REIT
6,100	OMEGA Healthcare Investors, Inc.	105,347

	Real Estate Investment Trusts —3.5%
16,100	Anthracite Capital, Inc.(a)	101,752
9,900	Anworth Mortgage Asset Corp.(a)	58,905
3,800	Arbor Realty Trust, Inc.(a)	41,648
7,800	Ashford Hospitality Trust, Inc.	30,966
900	Associated Estates Realty Corp.	12,735
1,000	Capital Trust, Inc. (Class A Stock)(a)	15,420
93,151	CBL & Associates Properties, Inc.	1,808,992
18,800	DCT Industrial Trust, Inc.	159,236
10,300	Diamondrock Hospitality Co.	94,966

70,385	Education Realty Trust, Inc.(a)	788,312
2,500	Entertainment Properties Trust(a)	134,100
2,200	Equity LifeStyle Properties, Inc.	105,622
94,794	Equity One, Inc.(a)	1,830,472
1,300	Extra Space Storage, Inc.	18,421
40,000	First Industrial Realty Trust, Inc.(a)	991,600
4,700	First Potomac Realty Trust(a)	74,636
5,300	Glimcher Realty Trust	49,343
50,000	Healthcare Realty Trust, Inc.(a)	1,450,500
700	Home Properties, Inc.	38,514
105,000	HRPT Properties Trust(a)	736,050
5,400	Inland Real Estate Corp.	80,730
28,300	Lexington Corporate Properties Trust(a)	407,520
3,800	LTC Properties, Inc.	111,074
2,000	Maguire Properties, Inc.(a)	21,580
115,000	MFA Mortgage Investments, Inc.	741,750
20,444	Mid-America Apartment Communities, Inc.(a)	1,174,917
12,200	National Retail Properties, Inc.(a)	257,908
31,100	Nationwide Health Properties, Inc.(a)	1,154,121
12,300	Northstar Realty Finance Corp.(a)	103,074
4,500	Parkway Properties, Inc.(a)	158,805
9,600	Pennsylvania Real Estate Investment Trust(a)	176,832
35,000	Potlatch Corp.	1,629,950
2,800	Saul Centers, Inc.(a)	135,716
13,200	Senior Housing Properties Trust(a)	277,860
21,100	SL Green Realty Corp.(a)	1,758,474
8,700	Sovran Self Storage, Inc.	363,747
7,500	Sunstone Hotel Investors, Inc.	97,050

		17,193,298

	Restaurants —0.2%
46,150	AFC Enterprises, Inc.*	353,509
74,999	Triarc Cos., Inc. (Class B Stock)	418,494

		772,003

	Retail —1.0%
7,000	Asbury Automotive Group, Inc.	69,370
47,857	Cash America International, Inc.	2,017,651
1,700	Insight Enterprises, Inc.*	21,692
17,532	Men’s Wearhouse, Inc. (The)(a)	349,062
1,100	Movado Group, Inc.	23,650
53,990	Pantry, Inc. (The)*(a)	863,300
36,275	Regis Corp.(a)	1,015,338
40,800	Sonic Automotive, Inc. (Class A Stock)(a)	410,856
6,850	Stage Stores, Inc.	101,517
3,600	Systemax, Inc.(a)	59,076

		4,931,512

	Retail & Merchandising —0.5%
49,162	Bebe Stores, Inc.(a)	509,810
5,100	Collective Brands, Inc.*(a)	65,688
500	Deckers Outdoor Corp.*(a)	56,505
70,481	DSW, Inc. (Class A Stock)*(a)	952,198
4,600	Finish Line, Inc. (The) (Class A Stock)*	49,910
71,953	Pacific Sunwear of California, Inc.*(a)	626,711
700	Shoe Carnival, Inc.*	10,710
400	Tween Brands, Inc.*	5,508

		2,277,040

	Retail - Restaurants
4,200	Domino’s Pizza, Inc.*	54,432

	Retail Apparel
2,000	Dress Barn, Inc.*(a)	32,260

2,000	Warnaco Group, Inc. (The)*	83,900

		116,160

	Road & Rail —0.3%
42,400	Arkansas Best Corp.	1,574,736

	Semiconductors —1.8%
1,400	Actel Corp.*	19,250
7,100	Amkor Technology, Inc.*	62,196
1,750	Applied Micro Circuits Corp.*	13,580
1,100	Asyst Technologies Corp.*	4,763
29,925	ATMI, Inc.*	674,210
1,700	Brooks Automation, Inc.*	13,277
5,200	Cirrus Logic, Inc.*	29,536
400	Cohu, Inc.	6,368
1,300	DSP Group, Inc.*	9,178
1,000	Eagle Test Systems, Inc.*	12,400
106,413	Emulex Corp.*(a)	1,199,275
7,958	Entegris, Inc.*(a)	50,374
34,200	Himax Technologies, Inc., ADR (Taiwan)	129,960
35,934	Itron, Inc.*(a)	3,317,786
3,400	Kulicke & Soffa Industries, Inc.*(a)	21,624
4,600	Lattice Semiconductor Corp.*	11,132
43,150	Microsemi Corp.*(a)	1,120,174
3,800	MKS Instruments, Inc.*(a)	78,280
700	Pericom Semiconductor Corp.*	9,982
1,400	Photronics, Inc.*(a)	5,950
16,900	PMC - Sierra, Inc.*(a)	122,356
43,120	Richardson Electronics Ltd.	267,344
19,000	Skyworks Solutions, Inc.*	179,740
1,700	Standard Microsystems Corp.*	45,084
13,200	Triquint Semiconductor, Inc.*	74,316
36,325	Varian Semiconductor Equipment Associates, Inc.*(a)	1,061,417
10,400	Zoran Corp.*	86,008

		8,625,560

	Software —0.3%
2,700	CSG Systems International, Inc.*	47,898
84,682	Lawson Software, Inc.*	686,771
44,675	Tyler Technologies, Inc.*(a)	713,906

		1,448,575

	Specialized Consumer Services —0.1%
14,000	Hillenbrand, Inc.	324,100

	Specialty Retail —0.6%
98,850	Aaron Rents, Inc.(a)	2,715,409

	Telecommunications —1.1%
3,800	Adaptec, Inc.*	13,870
2,100	Anixter International, Inc.*(a)	142,863
173,017	Arris Group, Inc.*(a)	1,655,773
700	Atlantic Tele-Network, Inc.	21,413
32,253	Black Box Corp.	957,914
16,900	Centennial Communications Corp.*	135,876
64,600	Cincinnati Bell, Inc.*(a)	251,940
21,100	CommScope, Inc.*	940,849
1,100	Consolidated Communications Holdings, Inc.	15,356
4,300	Finisar Corp.*(a)	5,762
3,400	Foundry Networks, Inc.*	59,296
4,000	MasTec, Inc.*(a)	57,400
3,700	MRV Communications, Inc.*	4,847
2,200	Newport Corp.*(a)	23,078
2,700	Plantronics, Inc.	65,745
1,400	Polycom, Inc.*(a)	33,040
167,585	Powerwave Technologies, Inc.*(a)	687,098
9,500	Premiere Global Services, Inc.*(a)	143,545
4,100	RF Micro Devices, Inc.*	13,407
7,900	Syniverse Holdings, Inc.*(a)	127,980

3,000	Utstarcom, Inc.*	14,160

		5,371,212

	Textiles & Apparel —0.9%
77,025	Brown Shoe Co., Inc.(a)	1,243,183
200	Oxford Industries, Inc.	4,208
4,450	Perry Ellis International, Inc.*	96,788
81,125	Phillips-Van Heusen Corp.(a)	2,871,825
1,500	Quiksilver, Inc.*	11,505
2,100	Skechers USA, Inc. (Class A Stock)*	39,690
10,800	Wolverine World Wide, Inc.	288,684

		4,555,883

	Thrifts & Mortgage Finance —0.7%
86,400	Astoria Financial Corp.(a)	1,932,768
70,000	Washington Federal, Inc.	1,302,000

		3,234,768

	Tobacco —0.4%
29,000	Alliance One Intertnational, Inc.*(a)	129,630
1,000	Lorillard, Inc.*	67,110
29,200	Universal Corp.	1,507,304

		1,704,044

	Trading Companies & Distributors —0.6%
57,850	Applied Industrial Technologies, Inc.(a)	1,545,752
29,300	Watsco, Inc.(a)	1,461,191

		3,006,943

	Transportation —0.9%
2,800	Atlas Air Worldwide Holdings, Inc.*(a)	134,764
20,150	Forward Air Corp.	737,288
75,000	General Maritime Corp. (Marshall Island)(a)	2,020,500
5,900	Gulfmark Offshore, Inc.*(a)	296,062
16,359	Kansas City Southern*(a)	899,745
2,500	Knightsbridge Tankers Ltd. (Bermuda)(a)	80,275
2,500	TBS International Ltd. (Class A Stock) (Bermuda)*	91,350

		4,259,984

	Water Utilities
700	American States Water Co.	25,284

	TOTAL LONG-TERM INVESTMENTS (cost $450,794,906)	467,170,067

	SHORT-TERM INVESTMENTS —47.2%

PRINCIPAL AMOUNT (000)#
U.S. TREASURY OBLIGATION —0.1%
U.S. Treasury Notes(k)
$125	4.625%, 11/30/08 (cost $125,693)	126,231

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND —47.1%
228,722,948	Dryden Core Investment Fund - Taxable Money Market Series (cost $228,722,948; includes $209,909,253 of cash collateral for securities on loan)(b)(w)	228,722,948

	TOTAL SHORT-TERM INVESTMENTS (cost $228,848,641)	228,849,179

	TOTAL INVESTMENTS—143.4% (cost $679,643,547)(p)	696,019,246
	Liabilities in excess of other assets (x)—(43.4)%	(210,601,860)

	NET ASSETS —100%	$485,417,386

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $199,968,354; cash collateral of $209,909,253 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Securities segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of Investments was $682,336,826; accordingly, net unrealized appreciation on investments for federal income tax purposes was $13,682,420 (gross unrealized appreciation - $67,088,560; gross unrealized depreciation - $53,406,140). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Open future contracts outstanding at July 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2008	Unrealized Appreciation
Long Positions:
4	Russell 2000	Sept 08	$1,385,625	$1,431,000	$45,375

INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

As of July 31, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —98.8%

	COMMON STOCKS —97.8%

	Australia —2.6%
59,700	AWB Ltd.	$157,623
37,100	BHP Billiton Ltd.	1,384,419
123,600	Bluescope Steel Ltd.	1,342,831
11,900	Commonwealth Bank of Australia	441,277
142,400	Foster’s Group Ltd.	661,270
97,390	OZ Minerals Ltd.	181,091
154,900	Pacific Brands Ltd.	280,621
278,900	Qantas Airways Ltd.	866,399
238,000	Telestra Corp. Ltd.	1,004,693

		6,320,224

	Belgium —0.4%
28,600	AGFA-Gevaert NV*	211,416
10,300	Dexia SA	139,562
37,500	Fortis	526,710

		877,688

	Brazil —1.1%
45,500	Empresa Brasileira de Aeronautica SA, ADR	1,390,480
65,600	Redecard SA	1,210,394

		2,600,874

	Canada —5.1%
60,800	Canadian National Railway Co.	3,205,813
29,600	Canadian Natural Resources Ltd.	2,312,902
15,900	Canadian Oil Sands Trust	798,765
19,000	Nexen, Inc.	597,676
11,100	Potash Corp. of Saskatchewan	2,267,397
87,400	Rogers Communications, Inc. (Class B Stock)	2,952,455

		12,135,008

	China —2.3%
625,300	China Life Insurance Co. Ltd. (Class H Stock)	2,354,894
471,702	China Merchants Bank Co. Ltd.	1,699,819
1,810,400	Country Garden Holdings Co. Ltd.	1,078,074
441,800	Soho China Ltd.	259,364

		5,392,151

	Denmark —3.4%
27,500	Carlsberg A/S (Class B Stock)	2,231,900
21,000	Danske Bank A/S	593,428
42,000	H. Lundbeck A/S	1,065,012
65,816	Novo Nordisk A/S (Class B Stock)	4,173,108

		8,063,448

	Finland —3.6%
80,242	Fortum Oyj	3,537,197
133,900	Nokia Oyj	3,654,443
22,500	Rautaruukki Oyj	846,014
25,900	Tietoenator Oyj	526,774

		8,564,428

	France —12.2%
29,095	Air Liquide	3,806,544
320	Arkema SA	16,247
117,300	AXA SA	3,447,608
44,800	BNP Paribas	4,416,467
2,100	Ciments Francais SA	291,642
10,700	Compagnie Generale des Establissements Michelin (Class B Stock)	705,439
32,000	Credit Agricole SA	681,367
84,600	France Telecom SA	2,674,965

34,400	Groupe Danone	2,551,445
31,211	LVMH Moet Hennessy Louis Vuitton SA	3,432,530
23,000	Natixis	185,970
15,000	PSA Peugeot Citroen SA	732,390
11,300	Rallye SA	543,709
8,200	Renault SA	680,693
24,000	Safran SA	404,534
27,500	Sanofi-Aventis SA	1,930,319
4,700	Societe Generale	434,932
7,800	Thales SA	441,182
47,000	Thomson*	205,811
12,800	Total SA	980,079
7,200	Valeo SA	232,651
10,000	Vivendi	418,104

		29,214,628

	Germany —7.9%
83,000	BASF AG	5,253,689
13,700	Daimler AG	791,460
17,900	Deutsche Bank AG	1,653,722
15,100	Deutsche Lufthansa AG	346,426
20,400	E.ON AG	3,887,622
8,000	Hannover Rueckversicherung AG	380,874
25,000	Heidelberger Druckmaschinen AG	458,288
17,300	MTU Aero Engines Holding AG	534,441
9,000	Muenchener Rueckversicherungs AG	1,493,946
37,056	SAP AG	2,145,651
33,800	ThyssenKrupp AG	1,880,608

		18,826,727

	Greece —1.3%
43,228	National Bank of Greece SA	2,036,287
31,914	OPAP SA	1,141,899

		3,178,186

	Guernsey —0.8%
62,300	Amdocs Ltd.*	1,894,543

	Hong Kong —2.7%
1,164,780	Chaoda Modern Agriculture Holdings Ltd.	1,345,325
186,078	China Mobile Ltd.	2,486,034
200,000	Citic Pacific Ltd.	763,386
88,104	Hong Kong Exchanges and Clearing Ltd.	1,297,306
159,280	Orient Overseas International Ltd.	692,009

		6,584,060

	Ireland —0.5%
37,500	Allied Irish Banks PLC	464,076
56,400	Governor & Co. of the Bank of Ireland (The)	473,617
31,300	Irish Life & Permanent PLC	250,981

		1,188,674

	Israel —1.8%
95,700	Teva Pharmaceutical Industries Ltd., ADR	4,291,188

	Italy —1.7%
54,700	Eni SpA	1,845,826
20,400	Finmeccanica SpA	601,492
10,000	Fondiaria-Sai SpA	330,414
18,400	Indesit Co. SpA	187,888
112,451	Intesa Sanpaolo SpA	631,498
243,800	Telecom Italia SpA	437,577

		4,034,695

	Japan —11.7%
4,650	Aiful Corp.	48,154
30,300	Alpine Electronics, Inc.	320,064
37,000	Alps Electric Co. Ltd.	380,471
92,000	Asahi Kasei Corp.	470,982

13,200	Astellas Pharma, Inc.	572,350
141,000	Cosmo Oil Co. Ltd.	434,807
145,000	Denki Kagaku Kogyo Kabushiki Kiasha	430,109
25,100	Fanuc Ltd.	1,993,238
137,000	Fuji Heavy Industries Ltd.	735,696
18,900	Hitachi Information Systems Ltd.	399,012
48,200	Honda Motor Co. Ltd.	1,538,703
87,042	Komatsu Ltd.	2,161,622
190,800	Kurabo Industries Ltd.	376,815
42,000	Kyowa Exeo Corp.	398,003
145,800	Marubeni Corp.	1,062,154
34,000	Matsushita Electric Industrial Co. Ltd.	716,855
9,200	Mitsubishi Chemical Holdings Corp.	54,887
17,000	Mitsui & Co. Ltd.	348,776
18,900	Nifco, Inc.	430,135
7,689	Nintendo Co. Ltd.	3,730,594
98,200	Nippon Oil Corp.	621,742
83,000	Nippon Shokubai Co. Ltd.	572,885
300	Nippon Telegraph & Telephone Corp.	1,524,180
153,700	Nissan Motor Co. Ltd.	1,183,225
1,000	NTT DoCoMo, Inc.	1,624,280
17,000	Omron Corp.	298,352
35,300	Ricoh Co. Ltd.	573,239
133,000	Sanwa Holdings Corp.	515,230
23,600	Sumitomo Corp.	318,562
74,000	Sumitomo Trust & Banking Co. Ltd. (The)	509,546
83,600	Toyota Motor Corp.	3,603,788

		27,948,456

	Liechtenstein —0.3%
3,300	Verwaltungs - und Privat-Bank AG	794,045

	Mexico —1.9%
40,500	America Movil SAB de CV (Class L Stock), ADR	2,044,845
621,200	Wal-Mart de Mexico SA de CV	2,527,188

		4,572,033

	Netherlands —3.9%
36,600	Aegon NV	427,885
10,100	CSM	336,040
59,700	ING Groep NV, ADR	1,946,770
19,300	Oce NV	183,357
17,100	Royal Dutch Shell PLC (Class A Stock)	606,402
73,212	Royal Dutch Shell PLC (Class B Stock)	2,570,963
33,300	Schlumberger Ltd.	3,383,280

		9,454,697

	New Zealand —0.2%
515,100	Air New Zealand Ltd.	474,973

	Norway —0.9%
59,200	DnB NOR ASA	756,033
33,400	Norsk Hydro ASA	417,554
28,797	StatoilHydro ASA	932,838

		2,106,425

	Russia —2.4%
57,600	OAO Gazprom, ADR	2,776,320
121,200	Rosneft Oil Co., GDR*	1,290,780
570,800	Sberbank	1,700,984

		5,768,084

	Singapore —0.8%
389,160	MobileOne Ltd.	573,085
281,000	Neptune Orient Lines Ltd.	576,217

67,580	Singapore Airlines Ltd.	742,992

		1,892,294

	Spain —3.7%
58,900	Banco Bilbao Vizcaya Argentaria SA	1,082,411
139,900	Banco Santander Central Hispano SA	2,723,412
33,700	Repsol YPF SA	1,129,051
150,400	Telefonica SA	3,902,505

		8,837,379

	Sweden —2.2%
45,800	Electrolux AB (Class B Stock)	552,023
48,887	Hennes & Mauritz AB	2,608,827
146,400	Nordea Bank AB	2,074,910

		5,235,760

	Switzerland —9.1%
6,500	Baloise Holding AG	610,079
6,600	Ciba Specialty Chemicals AG	172,372
24,300	Credit Suisse Group	1,213,544
1,300	Georg Fischer AG*	469,390
1,500	Givaudan SA	1,220,999
49,774	Logitech International SA*	1,318,099
84,500	Nestle SA	3,706,590
24,750	Novartis AG	1,469,300
1,900	Rieter Holdings AG	601,212
24,900	Roche Holding AG	4,600,569
54,700	Swiss Reinsurance	3,401,590
3,400	Swisscom AG	1,096,193
19,800	UBS AG*	380,043
5,900	Zurich Financial Services AG	1,550,735

		21,810,715

	United Kingdom —13.3%
30,000	Alliance & Leicester PLC	200,432
522,600	ARM Holdings PLC	985,668
44,800	AstraZeneca PLC	2,177,432
71,300	Aviva PLC	707,552
199,100	Barclays PLC	1,351,971
184,700	Beazley Group PLC	409,145
261,600	BP PLC	2,684,929
137,900	Bradford & Bingley PLC	151,681
453,600	BT Group PLC	1,532,773
75,279	Carnival PLC	2,632,667
48,200	Dairy Crest Group PLC	374,549
285,600	DSG International PLC	252,438
185,400	GKN PLC	778,062
30,700	GlaxoSmithKline PLC	715,623
128,000	HBOS PLC	730,444
52,600	IMI PLC	455,074
286,800	Legal & General Group PLC	551,996
208,600	Lloyds TSB Group PLC	1,216,380
77,200	Marston’s PLC	272,207
49,430	NEXT PLC	928,619
184,500	Northern Foods PLC	189,236
366,300	Old Mutual PLC	699,057
50,000	Reckitt Benckiser PLC	2,726,015
264,600	Royal & Sun Alliance Insurance Group PLC	686,975
117,300	Royal Bank of Scotland Group PLC	486,686
63,628	SABMiller PLC	1,315,578
4,200	Spectris PLC	59,200
77,100	Standard Chartered PLC	2,347,407
40,100	Tate & Lyle PLC	309,041
146,100	Taylor Wimpey PLC	112,988
100,600	Tomkins PLC	246,358
54,900	TT electronics PLC	111,643
355,200	Vodafone Group PLC	951,522

95,184	Vodafone Group PLC, ADR	2,553,787

		31,905,135

	TOTAL COMMON STOCKS (cost $223,969,234)	233,966,518

	PREFERRED STOCKS —1.0%
	Germany
	Porsche Automobile Holding SE, 0.74%
15,200	(cost $2,992,696)	2,278,138

	TOTAL LONG-TERM INVESTMENTS (cost $226,961,930)	236,244,656

	SHORT-TERM INVESTMENT
	AFFILIATED MONEY MARKET MUTUAL FUND
	Dryden Core Investment Fund – Taxable Money Market Series
135,680	(cost $135,680)(w)	135,680

	TOTAL INVESTMENTS(o)—98.8% (cost $227,097,610)(p)	236,380,336
	Other assets in excess of liabilities (x)—1.2%	2,755,541

	NET ASSETS —100%	$239,135,877

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
*	Non-income producing security.
(o)	As of July 31, 2008, 171 securities representing $195,590,483 and 81.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The United States federal income tax basis of the Schedule of Investments was $227,182.718; accordingly, net unrealized appreciation on investments for federal income tax purposes was $9,205,204 (gross unrealized appreciation - $37,648,723; gross unrealized depreciation - $28,443,519). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at July 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Mexican Peso
Expiring 12/08/08	MXN	8,965	$878,577	$875,396	$(3,181)

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 12/29/08	GBP	682	$1,317,345	$1,336,757	$(19,412)
Euro,
Expiring 12/19/08	EUR	4,193	6,436,129	6,491,377	(55,248)
Mexican Peso,
Expiring 12/08/08	MXN	45,257	4,305,844	4,419,162	(113,318)
Swiss Francs,
Expiring 12/23/08	CHF	1,181	1,130,933	1,128,986	1,947

			13,190,251	13,376,282	(186,031)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2008 were as follows:

Telecommunications	11.5%
Oil & Gas	8.8
Pharmaceuticals	8.5
Commercial Banks	8.5
Insurance	7.9
Chemicals	6.0
Automobile Manufacturers	4.8
Entertainment & Leisure	4.3
Financial - Bank & Trust	3.5
Foods	3.2
Financial Services	2.7
Machinery & Equipment	2.6
Diversified Operations	2.3
Electronic Components	1.9
Transportation	1.9
Retail	1.8
Beverages	1.8
Electric	1.6
Media	1.4
Metals & Mining	1.3
Aerospace & Defense	1.2
Household & Personal Products	1.2
Oil, Gas & Consumable Fuels	1.1
Auto Parts & Related	1.1
Computer Services & Software	1.1
Airlines	1.0
Agriculture	0.7
Distribution/Wholesale	0.6
Real Estate Management & Development	0.6
Iron / Steel	0.5
Computer Hardware	0.5
Semiconductors	0.4
Holding Companies - Diversified	0.3
Office Equipment	0.3
Home Furnishings	0.3
Healthcare Services	0.2
Household Durables	0.2
Computers	0.2
Lumber & Wood Products	0.2
Textiles	0.2
Commercial Services	0.2
Electronic Components & Equipment	0.1
Construction Materials	0.1
Consumer Products & Services	0.1
Miscellaneous Manufacturers	0.1
Affiliated Money Market Mutual Fund	0.1

98.9
Other assets in excess of liabilities	1.1

100.0%

INTERNATIONAL BOND PORTFOLIO	Schedule of Investments
As of July 31, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —162.1%

		FOREIGN BONDS —101.8%

		Australia —2.7%
		New South Wales Treasury Corp.
AUD	1,000	6.00%, 05/01/12	$916,224

		Belgium —0.9%
		Belgium Government Bond
EUR	200	3.00%, 03/28/10	305,108

		Canada —2.9%
		Canada Housing Trust
CAD	700	3.95%, 06/15/13	691,044
		Province of Ontario,
		Debs.
CAD	100	6.20%, 06/02/31	116,805
		Toronto-Dominion Bank,
		Sr. Unsec’d. Notes
EUR	100	5.375%, 05/14/15	152,803

			960,652

		Cayman Islands —0.5%
		Mizuho Financial Group Cayman Ltd.,
		Bank Gtd. Notes, 144A
EUR	100	4.75%(c), 04/15/14	153,635

		Denmark —1.8%
		Denmark Government Bond
DKK	1,100	6.00%, 11/15/11	239,535
		Realkredit Denmark A/S
DKK	1,970	5.00%, 10/01/38	377,684

			617,219

		Finland —9.2%
		Government Bond
EUR	2,010	4.25%, 07/04/15	3,101,644

		France —8.1%
		BNP Paribas
EUR	100	4.75%, 05/28/13	153,420
		Credit Suisse Group Capital Guernsey V Ltd.
EUR	80	6.905%(c), 12/31/49	121,288
		French Government Bonds
EUR	100	4.00%, 04/25/55	134,917
EUR	1,180	5.75%, 10/25/32	2,088,067
		France Telecom SA,
		Sr. Unsub. Notes
EUR	70	8.125%, 01/28/33	132,119
		Vivendi,
		144A (original cost $99,397; purchased 04/01/08)(f)(g)
	$100	5.75%, 04/04/13	97,707

			2,727,518

		Germany —12.2%
		Deutsche Bank AG
	200	4.875%, 05/20/13	196,294
		Deutsche Bundesrepublik
EUR	400	4.00%, 07/04/16	609,456
EUR	300	4.00%, 01/04/37	419,375
EUR	100	4.75%, 07/04/34	156,947
EUR	660	5.625%, 01/04/28	1,143,915
EUR	800	6.25%, 01/04/24	1,463,632

		Immeo Residential Finance PLC
		Series 2, Class A
EUR	97	5.118%(c), 12/15/16	137,231

			4,126,850

		Ireland —2.6%
		Atlantes Mortgage PLC,
		Series 1, Class A
EUR	132	5.231%(c), 01/17/36	202,925
		GE Capital UK Funding
GBP	200	6.00%, 04/11/13	388,684
		German Postal Pensions Securitisation PLC
EUR	100	3.375%, 01/18/16	141,564
		Ireland Government Bond
EUR	100	4.40%, 06/18/19	150,877

			884,050

		Italy —0.9%
		Argo Mortgages,
		Series 1, Class A
EUR	101	5.222%(c), 10/28/36	156,838
		Locat Securitisation Vehicle
EUR	100	5.12%, 12/12/28	149,873

			306,711

		Japan —30.6%
		Japanese Government Bonds
JPY	290,000	1.10%, 09/20/12	2,695,657
JPY	199,900	1.10%, 12/10/16	1,849,008
JPY	130,000	1.20%, 03/20/12	1,213,830
JPY	20,000	1.20%, 06/10/17	185,271
JPY	170,000	1.50%, 12/20/17	1,576,742
JPY	1,000	1.55%, 02/21/12	9,441
JPY	40,000	2.30%, 06/20/35	361,744
JPY	50,000	2.40%, 03/20/34	462,211
JPY	40,000	2.50%, 09/20/35	376,966
JPY	20,000	2.50%, 06/20/36	187,855
JPY	40,000	2.50%, 09/20/36	375,667
JPY	10,000	2.50%, 09/20/37	94,156
		Japanese Government CPI Linked Bond,
		Series 6
JPY	20,080	0.80%, 12/10/15	183,332
		Series 11
JPY	39,840	1.20%, 03/10/17	370,538
		Series 14
JPY	30,360	1.20%, 12/10/17	280,568
		JLOC Ltd.,
		Series 36A, Class A1, 144A (original cost $62,565; purchased 04/23/07)(f)(g)
JPY	7,428	1.174%(c), 02/16/16	68,094

			10,291,080

		Luxembourg —0.9%
		Gazstream SA for OAO Gazprom,
	189	5.625%, 07/22/13	187,588
		VTB Capital SA,
	100	3.384%(c), 08/01/08	100,000

			287,588

		Netherlands —7.2%
		Arena BV,
		Series 2003-I, Class A2
EUR	500	4.30%(c), 05/19/55	747,057
		Dutch MBS BV,
		Series X, Class A
EUR	376	5.227%(c), 10/02/79	581,939
		Netherlands Government Bond
EUR	400	7.50%, 01/15/23	806,539

		Rabobank Nederland NV,
		144A (original cost $300,000; purchased 05/14/08)(f)(g)
	300	3.119%, 05/19/10	299,522

			2,435,057

		Norway —0.5%
		DnB NOR Boligkreditt
EUR	100	4.50%, 05/16/11	153,248

		Portugal —0.5%
		Banco Espirito Santo SA
EUR	100	5.50%, 07/21/10	156,237

		South Korea —0.4%
		Export-Import Bank
EUR	100	5.75%, 05/22/13	149,929

		Spain —0.7%
		Caixa d’Estalvis de Catalunya
EUR	100	5.00%, 05/19/10	154,481
		Santander Perpetual SA Unipersonal,
		144A (original cost $100,000; purchased 10/18/07)(f)(g)
	100	6.671%(c), 10/29/49	94,671

			249,152

		Switzerland —0.6%
		UBS AG
	200	5.75%, 04/25/18	190,184

		United Kingdom —18.6%
		Barclays Bank PLC,
		Sr. Unsub. Notes
	200	5.45%, 09/12/12	200,575
		Sub. Notes, 144A (original cost $198,654; purchased 12/07/07)(f)(g)
	200	6.05%, 12/04/17	192,711
		Sub. Notes, 144A (original cost $100,000; purchased 04/18/08)(f)(g)
	100	7.70%(c), 04/29/49	96,558
		Chester Asset Receivables Dealings No 11,
		Series A
EUR	500	6.125%, 10/15/10	767,920
		Hilton Group Finance PLC
EUR	60	6.50%, 07/17/09	92,889
		Inter-American Development Bank
EUR	900	5.50%, 03/30/10	1,422,720
		National Grid PLC,
		144A (original cost $89,690; purchased 11/03/06)(f)(g)
CAD	100	4.98%, 06/22/11	101,017
		United Kingdom Gilt
GBP	500	4.25%, 03/07/36	941,774
		United Kingdom Treasury Stock
GBP	25	4.75%, 06/07/10	49,518
GBP	1,200	5.75%, 12/07/09	2,404,757

			6,270,439

		TOTAL FOREIGN BONDS (cost $31,927,910)	34,282,525

		UNITED STATES BONDS —60.3%

		Asset Backed Securities —12.7%
		Bank of America Credit Card Trust,
		Series 2006-A9, Class A9
	100	2.468%, 02/15/13	98,144
		Capital Auto Receivables Asset Trust,
		Series 2008-2, Class A2B
	100	3.378%, 03/15/11	100,286
		Chase Credit Card Master Trust,
		Series 1998-4X, Class A
EUR	300	5.00%, 12/15/10	467,845

		Chase Issuance Trust,
		Series 2008-A7, Class A7
	400	3.108%, 11/15/11	399,703
		CIT Group Home Equity Loan Trust,
		Series 2002-1, Class AV
	3	2.751%(c), 03/25/33	2,319
		Citibank Credit Card Issuance Trust,
		Series 2001-A4, Class A4
EUR	650	5.375%, 04/10/13	984,881
		Series 2007-A2, Class A2
	100	2.668%, 05/21/12	98,567
		Ford Credit Auto Owner Trust,
		Series 2008-C, Class A1 (original cost $140,089; purchased 05/16/08)(f)(g)
	140	2.776%, 06/15/09	140,116
		Series 2008-C, Class A2B
	300	3.358%, 01/15/11	300,209
		Series 2008-C, Class A3
	100	3.878%, 06/15/12	100,427
		Fremont Home Loan Trust,
		Series 2006-1, Class 2A2
	13	2.581%(c), 04/25/36	13,390
		Master Asset Backed Securities Trust,
		Series 2006-WMC1, Class A2
	156	2.571%(c), 02/25/36	153,708
		MBNA Credit Card Master Note Trust,
		Series 2002-A2, Class A
EUR	550	5.60%, 07/17/14	854,369
		SLM Student Loan Trust,
		Series 2008-7, Class A2
	200	3.364%, 10/25/17	195,063
		Student Loan Marketing Assoc.,
		Series 2003-7, Class A5B, 144A
EUR	250	3.80%, 06/17/10	375,654

			4,284,681

		Collateralized Mortgage Obligations —7.2%
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2003-5, Class 1A2
	11	4.521%, 08/25/33	11,092
		Series 2005-2, Class A1
	111	4.125%(c), 03/25/35	105,917
		Series 2005-2, Class A2
	51	4.125%(c), 03/25/35	48,539
		Series 2005-5, Class A1
	83	4.45%(c), 08/25/35	76,446
		Series 2005-5, Class A2
	64	4.55%(c), 08/25/35	61,141
		Bear Stearns Alt-A Trust,
		Series 2005-7, Class 22A1
	52	5.712%(c), 09/25/35	42,517
		Series 2005-9, Class 24A1
	57	5.564%(c), 11/25/35	46,640
		Series 2006-5, Class 2A2
	68	6.25%, 08/25/36	41,453
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-6, Class A1
	44	4.748%(c), 08/25/35	42,306
		Series 2006-AR1, Class 1A1
	290	4.90%(c), 10/25/35	266,953
		Countrywide Alternative Loan Trust,
		Series 2005-76, Class 2A1
	93	4.291%(c), 02/25/36	60,285
		Credit Suisse Mortgage Capital Certificates,
		Series 2006-C5, Class A3
	100	5.311%(c), 12/15/39	92,185
		CS First Boston Mortgage Securities Corp.,
		Series 2003-AR20, Class 2A1
	12	4.609%(c), 08/25/33	11,482

		Fannie Mae Whole Loan,
		Series 2004-W12, Class 1A1
	42	6.00%, 07/25/44	42,956
		Federal Home Loan Mortgage Corp.,
		Series R006, Class ZA
	114	6.00%, 04/15/36	111,961
		Federal National Mortgage Assoc.,
		Series 2006-5, Class 3A2
	188	4.667%, 05/25/35	188,101
		Series 2395, Class FT
	3	2.908%, 12/15/31	2,599
		Series 3346, Class FA
	166	2.688%(c), 02/15/19	161,919
		Freddie Mac,
		Series 2682, Class JB
	173	4.50%, 09/15/19	172,900
		GMAC Mortgage Corp. Loan Trust,
		Series 2004-J4, Class A1
	45	5.50%, 09/25/34	44,734
		Harborview Mortgage Loan Trust,
		Series 2003-1, Class A
	11	5.182%(c), 05/19/33	10,971
		JPMorgan Chase Commercial Mortgage Securities Corp.,
		Series 2002-CIB5, Class A2
	100	5.161%, 10/12/37	98,014
		Merrill Lynch Floating Trust,
		Series 2008-LAQA, Class A1 (original cost $92,250; purchased 06/26/08)(f)(g)
	100	2.986%, 07/09/21	92,049
		Merrill Lynch Mortgage Investors Trust,
		Series 2003-A2, Class 1A1
	6	6.031%(c), 02/25/33	6,130
		MLCC Mortgage Investors, Inc.,
		Series 2005-2, Class 1A
	70	4.25%(c), 10/25/35	66,399
		Morgan Stanley Dean Witter Capital I,
		Series 2003-TOP9, Class A2
	200	4.74%, 11/13/36	191,861
		Residential Accredit Loans, Inc.,
		Series 2006-QO6, Class A1
	153	2.641%(c), 06/25/46	94,918
		Wells Fargo Mortgage Backed Securities Trust,
		Series 2005-AR11, Class 1A1
	254	4.621%(c), 06/25/35	239,381

			2,431,849

		Corporate Bonds —19.3%
		Allstate Life Global Funding Trusts,
		Notes
	100	5.375%, 04/30/13	100,054
		American Express Credit Corp.,
		Sr. Unsec’d. Notes
	400	3.86%, 05/27/10	395,761
	100	5.875%, 05/02/13	98,185
		American International Group Inc.,
		Jr. Sub. Notes
EUR	100	4.875%(c)%, 03/15/67	114,231
		Jr. Sub. Notes, 144A (original cost $100,000; purchased 05/13/08)(f)(g)
	100	8.175%, 05/15/58	89,592
		Sr. Unsec’d. Notes
	100	5.85%, 01/16/18	89,698
		Avon Products, Inc.,
		Sr. Unsec’d. Notes
	100	5.125%, 01/15/11	101,031
		Bank of America Corp.,
		Jr. Sub. Notes
	100	8.125%(c), 12/29/49	93,021
		Sub. Notes

EUR	100	4.75%(c), 05/23/17	142,265
		Caterpillar Financial Services Corp.,
		Notes
	200	3.334%, 06/25/10	199,800
		Sr. Unsec’d. Notes
	200	3.559%, 06/24/11	199,891
		Citigroup Funding Inc.,
		Gtd. Notes
	200	3.852%, 05/07/10	197,350
		Citigroup, Inc.,
		Jr. Sub. Notes
	200	8.40%(c), 04/29/49	171,248
		Sr. Unsec’d. Notes
	400	5.50%, 04/11/13	390,726
		Consolidated Edison Co. of New York, Inc.,
		Sr. Unsec’d. Notes
	100	5.85%, 04/01/18	100,643
		COX Communications, Inc.,
		Sr. Unsec’d. Notes
	100	6.75%, 03/15/11	103,151
		El Paso Performance-Linked Trust,
		Sr. Unsec’d. Notes, 144A (original cost $106,250; purchased 03/15/07)(f)(g)
	100	7.75%, 07/15/11	101,193
		Exelon Corp.,
		Sr. Unsec’d. Notes
	100	4.90%, 06/15/15	91,606
		Federated Department Stores,
		Gtd. Notes
	100	6.30%, 04/01/09	99,730
		Glitnir Bank HF,
		Sr. Unsub. Notes, 144A (original cost $100,000; purchased 04/13/07)(f)(g)
	100	3.046%(c), 04/20/10	80,556
		GMAC LLC,
		Sr. Unsec’d. Notes
EUR	100	4.75%, 09/14/09	128,687
		Goldman Sachs Group, Inc. (The),
		Notes
	100	2.881%(c), 12/23/09	98,274
		Sr. Unsec’d. Notes
	100	6.15%, 04/01/18	96,330
GBP	100	7.25%, 04/10/28	204,213
		Sr. Unsec’d. Notes, 144A (original cost $90,598; purchased 11/03/06)(f)(g)
CAD	100	5.25%, 06/01/16	92,189
		HBOS PLC,
		Sub. Notes, 144A (original cost $98,011; purchased 05/10/07)(f)(g)
	100	5.92%(c), 09/29/49	64,947
		HSBC Holdings PLC,
		Sub. Notes
	200	6.50%, 05/02/36	182,371
		iStar Financial, Inc.,
		Sr. Unsec’d. Notes
	100	5.15%, 03/01/12	72,500
		Johnson Controls, Inc.,
		Sr. Unsec’d. Notes
	100	5.25%, 01/15/11	101,293
		JPMorgan Chase Bank NA,
		Jr. Sub. Notes
EUR	200	4.375%(c), 11/30/21	258,390
		JPMorgan Chase Capital,
		Gtd. Notes
	100	6.55%, 09/29/36	81,906
		Lehman Brothers Holdings, Inc.,
		Sr. Unsec’d. Notes
	200	5.625%, 01/24/13	186,975
		Merrill Lynch & Co., Inc.,
		Notes
	200	6.875%, 04/25/18	187,220
		Sr. Unsec’d. Notes

	300	5.054%, 05/12/10	291,308
		Morgan Stanley,
		Sr. Unsec’d. Notes
	200	4.904%, 05/14/10	198,411
	300	6.00%, 04/28/15	281,726
		Newell Rubbermaid, Inc.,
		Sr. Unsec’d. Notes
	100	4.00%, 05/01/10	98,259
		Rabobank Capital Fund Trust III,
		Gtd. Notes, 144A (original cost $97,583; purchased 12/15/06)(f)(g)
	100	5.254%(c), 10/21/16	83,800
		RBS Capital Trust, Bank,
		Gtd. Notes
EUR	50	6.467%(c), 12/31/49	71,618
		Roseton/Danskamme,
		Pass-Thru. Certs.
	81	7.27%, 11/08/10	82,570
		Sabre Holdings Corp.,
		Sr. Unsec’d. Notes
	100	7.35%, 08/01/11	82,500
		SMFG Preferred Capital,
		Sub. Notes, 144A (original cost $100,000; purchased 12/13/06)(f)(g)
	100	6.078%(c), 01/25/17	81,542
		Sprint Capital Corp.,
		Gtd. Notes
	100	8.375%, 03/15/12	98,250
		State Street Capital Trust IV,
		Gtd. Notes
	100	3.776%(c), 06/15/37	74,479
		Target Corp.,
		Sr. Unsec’d. Notes
	100	7.00%, 01/15/38	102,654
		Viacom, Inc.,
		Sr. Unsec’d. Notes
	100	5.75%, 04/30/11	99,062
		Zurich Finance USA, Inc.,
		Gtd. Notes
EUR	100	5.75%(c), 10/02/23	146,358

			6,507,564

		Municipal Bonds —1.3%

		California —0.6%
		State of California,
		General Obligation Unlimited
	200	5.00%, 11/01/37	193,714

		Illinois —0.3%
		Chicago Illinois Transit Authority,
		Revenue Bonds
	100	6.30%, 12/01/21	101,437

		Texas —0.3%
		City of San Antonio,
		Revenue Bonds
	100	4.50%, 05/15/32	91,137

		Washington —0.1%
		State of Washington,
		General Obligation Unlimited
	100	6.584%(n), 12/01/25	40,522

			426,810

		U.S. Government Agency Obligations —0.8%
		Small Business Administration Participation Certificates,
		Series 2005-20E, Class 1
	77	4.84%, 05/01/25	73,176
		Series 2008-20E, Class 1

	100	5.49%, 05/01/28	99,312
		Series 2008-20G, Class 1
	100	5.87%, 07/01/28	101,494

			273,982

		U.S. Government Mortgage Backed Obligations —16.2%
		Federal Home Loan Mortgage Corp.
	36	4.00%, 03/01/10	35,282
	644	5.00%, 08/01/35	599,154
		Federal National Mortgage Assoc.
	596	5.00%, 04/01/38, IO	554,605
	500	5.00%, TBA	474,687
	295	5.50%, 03/01/48	284,249
	185	7.00%, 09/01/36	194,195
	200	8.95%, 02/12/18	265,074
		Government National Mortgage Assoc.
	2,000	6.00%, TBA	2,021,250
	1,000	6.50%, TBA	1,029,688

			5,458,184

		U.S. TREASURY OBLIGATION —2.8%
		U.S. Treasury Notes
	900	4.625%, 02/15/17	948,445

		TOTAL UNITED STATES BONDS (cost $20,259,332)	20,331,515

		TOTAL LONG-TERM INVESTMENTS (cost $52,187,242)	54,614,040

		SHORT-TERM INVESTMENTS —4.5%

		U.S. TREASURY OBLIGATION —1.5%

		U.S. Treasury Bill
		1.84%(n), 09/11/08
	500	(cost $498,952)	499,143

		REPURCHASE AGREEMENT —1.5%
	500	CS First Boston Triparty, 2.02%, dated 07/31/08, due 08/01/08 in the amount of $500,028 (cost $500,000; the value of collateral plus accrued interest was $535,052)(e)	500,000

SHARES
		AFFILIATED MONEY MARKET MUTUAL FUND —0.8%
268,922		Dryden Core Investment Fund - Taxable Money Market Series (cost $268,922)(w)	268,922

CONTRACTS/ NOTIONAL AMOUNTS (000)#
		OPTIONS PURCHASED * —0.7%

		Call Options —0.7%
		2 Year Euro-Schatz Futures,
EUR	5,900	expiring 08/22/08, Strike Price $108.00	460
		2 Year Interest Rate Swap,
	1,800	expiring 08/03/09 @ 3.45%	7,656
	2,600	expiring 08/03/09 @ 3.45%	11,059
	10,400	expiring 08/03/09 @ 3.50%	46,907
	14,700	expiring 08/03/09 @ 3.85%	98,267
EUR	2,100	expiring 09/14/09 @ 4.00%	7,210
	1,500	expiring 08/28/09 @ 5.00%	27,563
	1,800	expiring 08/28/09 @ 5.00%	33,075
		2 Year U.S. Treasury Note Futures,
	3,400	expiring 08/22/08, Strike Price $111.00	266
		5 Year U.S. Treasury Note Futures,
	18,400	expiring 08/22/08, Strike Price $126.00	1,437

		10 Year U.S. Treasury Note Futures,
	4,000	expiring 08/22/08, Strike Price $135.00	625
		20 Year U.S. Treasury Bond Futures,
	100	expiring 08/22/08, Strike Price $150.00	16
		U.S. Treasury Note Futures,
	600	expiring 08/15/08, Strike Price $117.00	—

			234,541

		Put Options
		5 Year Euro-Bobl Futures,
EUR	2,000	expiring 08/22/08, Strike Price $100.00	156
		10 Year Euro-Bund Futures,
EUR	1,600	expiring 08/22/08, Strike Price $104.00	249
		10 Year U.S. Treasury Note Futures,
	5,400	expiring 08/22/08, Strike Price $92.00	844
		20 Year U.S. Treasury Bond Futures,
	3,600	expiring 08/22/08, Strike Price $92.00	562
		FNMA,
	2,500	expiring 09/04/08, Strike Price $80.00	—
	2,000	expiring 09/04/08, Strike Price $88.50	3
	1,000	expiring 09/04/08, Strike Price $92.00	1
		GNMA,
	2,000	expiring 09/15/08, Strike Price $85.00	2
	1,000	expiring 09/15/08, Strike Price $91.50	2

			1,819

		TOTAL OPTIONS PURCHASED (cost $363,138)	236,360

		TOTAL SHORT-TERM INVESTMENTS (cost $1,631,012)	1,504,425

		TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN—166.6% (cost $53,818,254)(p)	56,118,465

PRINCIPAL AMOUNT (000)#
		SECURITIES SOLD SHORT —(13.2)%

		U.S. Treasury Obligations
		U.S. Treasury Bonds
	100	5.00%, 05/15/37	(106,242)
		U.S. Treasury Notes
	2,400	3.375%, 06/30/13	(2,411,626)
	600	4.25%, 08/15/13	(627,797)
	100	4.50%, 05/15/17	(104,336)
	1,100	5.125%, 05/15/16	(1,202,609)

		TOTAL SECURITIES SOLD SHORT (proceeds received $4,428,869)	(4,452,610)

CONTRACTS/ NOTIONAL AMOUNTS (000)#
		OPTIONS WRITTEN * —(0.7)%

		Call Options —(0.7)%
		5 Year Interest Rate Swap,
	800	expiring 08/03/09 @ 4.15%	(9,904)
	4,500	expiring 08/03/09 @ 4.30%	(63,793)
		7 Year Interest Rate Swap,
	900	expiring 08/03/09 @ 4.40%	(15,123)
	4,900	expiring 08/03/09 @ 4.55%	(98,993)
	500	expiring 08/28/09 @ 5.32%	(22,087)
	600	expiring 08/28/09 @ 5.32%	(26,504)
EUR	700	expiring 09/14/09 @ 4.23%	(7,243)

			(243,647)

	Put Options
	10 Year U.S. Treasury Note Futures,
300	expiring 08/22/08, Strike Price $112.00	(375)

	TOTAL OPTIONS WRITTEN (premiums received $347,823)	(244,022)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN—152.7% (cost $49,041,562)	51,421,833
	Other liabilities in excess of other assets(x)—(52.7)%	(17,738,597)

	NET ASSETS —100%	$33,683,236

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
IO	Interest Only
TBA	To Be Announced
AED	United Arab Emirates
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SGD	Singapore Dollar
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(e)	Repurchase agreement is collateralized by United States Treasury or federal agency obligations.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $1,875,087. The aggregate value of $1,776,264 is approximately 5.3% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(n)	Rate shown is the effective yield at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $53,834,858; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,283,607 (gross unrealized appreciation - $3,129,786; gross unrealized depreciation - $846,179). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at July 31, 2008:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at July 31, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
14	90 Day Euro Dollar	Sep 09	$3,390,900	$3,376,800	$(14,100)
13	90 Day Euro Dollar	Dec 09	3,150,875	3,125,200	(25,675)
23	90 Day Euro Dollar	Mar 10	5,576,913	5,515,400	(61,513)
1	3 Month Euro Euribor	Jun 09	375,162	371,555	(3,607)
2	3 Month Euro Euribor	Sep 09	750,635	743,811	(6,824)
20	5 Year Euro-Bobl	Sep 08	3,340,951	3,348,360	7,409
14	10 Year Euro-Bund	Sep 08	2,441,358	2,456,972	15,614
18	10 Year U.S. Treasury Notes	Sep 08	2,062,828	2,066,906	4,078
33	20 Year U.S. Treasury Bond	Sep 08	3,750,234	3,811,500	61,266

					(23,352)

Short Positions:
44	2 Year Euro-Schatz	Sep 08	7,065,778	7,063,376	2,402
12	3 Year Australian Bond	Sep 08	2,746,716	2,771,378	(24,662)
6	30 Year Euro-Buxl	Sep 08	819,666	837,074	(17,408)
5	Bank Acceptance	Dec 08	1,184,018	1,184,140	(122)

					(39,790)

					$(63,142	)(1)

(1)	Cash of $325,000 has been segregated with the broker to cover requirements for open futures contacts as of July 31, 2008.

Forward foreign currency exchange contracts outstanding at July 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/07/08	AUD	20	$19,005	$18,814	$(191)
Brazilian Real,
Expiring 12/02/08	BRL	970	564,505	599,559	35,054
British Pound,
Expiring 12/02/08	GBP	8	15,946	15,857	(89)
Chinese Yuan,
Expiring 11/13/08	CNY	654	96,000	96,882	882
Expiring 05/06/09	CNY	3,869	590,000	587,552	(2,448)
Expiring 07/15/09	CNY	960	149,000	147,170	(1,830)
Expiring 05/17/10	CNY	649	105,000	103,802	(1,198)
Euro,
Expiring 08/26/08	EUR	24	37,477	37,408	(69)
Hungarian Forint,
Expiring 11/19/08	HUF	455	2,854	2,987	133
Indian Rupee,
Expiring 08/12/08	INR	2,185	55,000	51,193	(3,807)
Expiring 11/12/08	INR	12,570	308,053	290,547	(17,506)
Mexican Peso,
Expiring 11/19/08	MXN	8	696	723	27
Malaysian Ringgit,
Expiring 11/12/08	MYR	2,453	786,072	753,281	(32,791)
Philippine Peso,
Expiring 08/22/08	PHP	3,869	88,888	87,518	(1,370)
Expiring 11/12/08	PHP	2,100	47,364	47,201	(163)
Russian Ruble,
Expiring 11/05/08	RUB	25,976	1,043,004	1,105,063	62,059
Expiring 05/06/09	RUB	354	14,545	14,920	375
Saudi Arabian Riyal,
Expiring 04/16/09	SAR	373	101,000	99,804	(1,196)
Singapore Dollar,
Expiring 08/28/08	SGD	125	88,147	91,525	3,378
Expiring 11/21/08	SGD	113	81,031	83,278	2,247
South Korean Won,
Expiring 08/04/08	KRW	299,693	304,659	296,096	(8,563)
Expiring 09/04/08	KRW	109,965	108,763	108,497	(266)
United Arab Emirates Dirham,
Expiring 04/16/09	AED	443	123,000	121,589	(1,411)

			$4,730,009	$4,761,266	$31,257

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/07/08	AUD	25	$23,942	$23,540	$402
Expiring 08/14/08	AUD	1,002	975,263	943,501	31,762
Brazilian Real,
Expiring 12/02/08	BRL	546	298,580	337,520	(38,940)
British Pound,
Expiring 08/11/08	GBP	675	1,332,714	1,336,827	(4,113)
Canadian Dollar,
Expiring 08/11/08	CAD	172	169,963	167,953	2,010
Danish Krone
Expiring 09/09/08	DKK	2,992	617,754	624,056	(6,302)
Euro,
Expiring 08/26/08	EUR	7,282	11,540,907	11,343,531	197,376
Indian Rupee,
Expiring 08/12/08	INR	2,184	51,646	51,312	334
Japanese Yen,
Expiring 09/08/08	JPY	418,421	3,887,244	3,887,349	(105)
New Zealand Dollar,
Expiring 08/14/08	NZD	228	172,750	167,100	5,650
Philippine Peso,
Expiring 08/22/08	PHP	2,100	47,541	47,549	(8)
Russian Ruble,
Expiring 11/05/08	RUB	2,227	89,447	94,759	(5,312)
Expiring 11/19/08	RUB	18,032	727,605	766,718	(39,113)
Singapore Dollar,
Expiring 08/28/08	SGD	55	39,900	40,455	(555)
South Korean Won,
Expiring 08/04/08	KRW	299,693	297,364	296,124	1,240

			$20,272,620	$20,128,294	$144,326

Interest rate swap agreements outstanding at July 31, 2008:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital(1)	06/17/10		$1,300	4.00%	3 month LIBOR	$(3,881)
Barclays Capital(2)	12/18/15		21,200	5.00%	3 month LIBOR	(39,024)
Barclays Capital(2)	12/17/38		2,400	5.00%	3 month LIBOR	(36,675)
Citigroup(2)	12/17/38		500	5.00%	3 month LIBOR	(1,708)
Deutsche Bank(2)	06/20/14		200	5.00%	3 month LIBOR	(7,320)
Deutsche Bank(2)	12/17/38		1,000	5.00%	3 month LIBOR	(8,538)
Goldman Sachs & Co.(2)	12/17/10		3,500	4.00%	3 month LIBOR	(15,654)
Morgan Stanley Capital Services, Inc.(1)	12/17/23		500	5.00%	3 month LIBOR	(3,281)
Morgan Stanley Capital Services, Inc.(1)	06/17/10		5,900	4.00%	3 month LIBOR	(40,173)
Morgan Stanley Capital Services, Inc.(2)	12/17/18		1,400	5.00%	3 month LIBOR	(7,044)
Citigroup(1)	01/15/09	AUD	1,000	6.50%	3 month Australian Bank Bill rate	(6,012)
Deutsche Bank(1)	06/15/13	AUD	800	7.75%	3 month Australian Bank Bill rate	4,844
Morgan Stanley Capital Services, Inc.(1)	09/15/09	AUD	3,000	7.00%	3 month Australian Bank Bill rate	(14,132)
Credit Suisse International(2)	06/15/17	AUD	900	6.50%	6 month Australian Bank Bill rate	(18,190)
Deutsche Bank(1)	06/15/13	AUD	500	7.25%	6 month Australian Bank Bill rate	20,206
Deutsche Bank(1)	06/15/10	AUD	600	7.00%	6 month Australian Bank Bill rate	(5,189)
Deutsche Bank(1)	06/16/11	AUD	500	7.25%	6 month Australian Bank Bill rate	14,676
Deutsche Bank(2)	12/15/17	AUD	500	6.75%	6 month Australian Bank Bill rate	8,946
UBS AG(1)	06/16/11	AUD	1,800	7.25%	6 month Australian Bank Bill rate	54,748
UBS AG(1)	03/15/11	AUD	400	7.50%	6 month Australian Bank Bill rate	2,721
UBS AG(2)	03/15/19	AUD	100	7.00%	6 month Australian Bank Bill rate	(562)
Bank of America Securities LLC(2)	12/20/13	CAD	600	4.25%	3 month Canadian Bank floating rate	(6,149)
Credit Suisse International(2)	06/15/17	EUR	2,400	4.00%	6 month EURIBOR	223,661
Deutsche Bank(1)	09/17/13	EUR	1,400	4.00%	6 month EURIBOR	(81,809)
Deutsche Bank(1)	12/19/37	EUR	800	4.00%	6 month EURIBOR	(16,996)
Deutsche Bank(2)	09/17/38	EUR	100	5.00%	6 month EURIBOR	(2,352)
Deutsche Bank(2)	03/19/38	EUR	600	5.00%	6 month EURIBOR	(37,909)
Deutsche Bank(2)	12/19/17	EUR	2,600	5.00%	6 month EURIBOR	35,462
Goldman Sachs & Co.(1)	09/19/09	EUR	8,000	4.00%	6 month EURIBOR	(135,542)
Goldman Sachs & Co.(1)	06/21/36	EUR	100	4.00%	6 month EURIBOR	(7,458)
Lehman Brothers(1)	03/19/10	EUR	1,300	4.50%	6 month EURIBOR	(20,053)
Morgan Stanley Capital Services, Inc.(1)	09/19/09	EUR	400	4.00%	6 month EURIBOR	(8,840)
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR	900	4.50%	6 month EURIBOR	(9,989)
Morgan Stanley Capital Services, Inc.(1)	12/15/14	EUR	100	4.00%	6 month EURIBOR	(3,877)
Barclays Capital(1)	04/30/12	EUR	500	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(21,227)
Goldman Sachs & Co.(1)	06/15/12	EUR	300	2.08%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(10,797)
Barclays Capital(1)	06/12/36	GBP	100	4.25%	6 month LIBOR	(6,434)
Barclays Capital(2)	06/18/34	GBP	100	5.00%	6 month LIBOR	10,107
Barclays Capital(2)	12/15/35	GBP	200	4.00%	6 month LIBOR	29,908
Citigroup(2)	06/15/09	GBP	200	5.00%	6 month LIBOR	(3,719)
Deutsche Bank(1)	09/15/15	GBP	100	5.00%	6 month LIBOR	(1,855)
Deutsche Bank(2)	09/17/18	GBP	200	5.00%	6 month LIBOR	(18,250)
Goldman Sachs & Co.(1)	09/17/13	GBP	600	5.00%	6 month LIBOR	(7,989)
Goldman Sachs & Co.(1)	03/20/13	GBP	300	5.00%	6 month LIBOR	1,635
Goldman Sachs & Co.(1)	03/20/13	GBP	600	5.50%	6 month LIBOR	8,379
Goldman Sachs & Co.(2)	03/20/10	GBP	1,200	5.00%	6 month LIBOR	32,410
Morgan Stanley Capital Services, Inc.(2)	06/18/34	GBP	100	5.00%	6 month LIBOR	2,689
Barclays Capital(1)	03/18/09	JPY	410,000	1.00%	6 month LIBOR	40,976
Barclays Capital(2)	12/17/17	JPY	50,000	2.00%	6 month LIBOR	(8,872)
Deutsche Bank(1)	06/17/13	JPY	70,000	1.50%	6 month LIBOR	1,177
Deutsche Bank(2)	12/20/27	JPY	40,000	2.50%	6 month LIBOR	(10,126)
Deutsche Bank(2)	12/17/17	JPY	240,000	2.00%	6 month LIBOR	(38,339)
Deutsche Bank(2)	12/17/10	JPY	150,000	1.30%	6 month LIBOR	(8,094)
Goldman Sachs & Co.(2)	06/20/36	JPY	10,000	3.00%	6 month LIBOR	(7,228)
Morgan Stanley Capital Services, Inc.(1)	12/17/15	JPY	260,000	1.75%	6 month LIBOR	39,566
Morgan Stanley Capital Services, Inc.(2)	09/27/16	JPY	100,000	1.98%	6 month LIBOR	(28,271)
UBS AG(1)	06/17/13	JPY	220,000	1.50%	6 month LIBOR	14,571
UBS AG(2)	12/17/17	JPY	30,000	2.00%	6 month LIBOR	(937)

						$(163,813)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2008:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Credit Suisse International(2)	03/20/11		$100	0.16%	Avon Products, 5.125%, due 01/15/11	$348
Morgan Stanley Capital Services, Inc.(2)	03/20/11		100	0.20%	Cox Communications, Inc., 6.75%, due 03/15/11	866
Deutsche Bank(2)	06/20/13		400	1.55%	Dow Jones CDX IG10 5Y Index	(750)
Goldman Sachs & Co.(2)	06/20/13		1,400	1.55%	Dow Jones CDX IG10 5Y Index	(4,001)
Morgan Stanley Capital Services, Inc.(2)	06/20/13		100	1.55%	Dow Jones CDX IG10 5Y Index	(118)
Goldman Sachs & Co.(2)	06/20/12		5,100	0.23%	Dow Jones CDX IG8 Index	141,339
Barclays Capital(2)	06/20/17		800	0.60%	Dow Jones CDX IG8 Index	31,794
Merrill Lynch & Co.(2)	06/20/15		100	0.52%	Exelon Corp., 4.90%, due 06/15/15	3,603
Morgan Stanley Capital Services, Inc.(2)	06/20/09		100	0.23%	Federated Department Stores, Inc., 6.30%, due 04/01/09	1,234
Lehman Brothers(2)	06/20/10		100	2.31%	Ford Motor Credit Co., 7.875%, due 06/15/10	18,407
Goldman Sachs & Co.(1)	03/20/13		100	1.32%	General Electric Capital Corp., 6.00%, due 06/15/12	551
Morgan Stanley Capital Services, Inc.(2)	06/20/10		100	0.17%	Glitnir Bank HF, 3.046%, due 04/20/10 (3)	19,753
Bank of America Securities LLC(2)	06/20/12		100	0.46%	GlobalSantaFe Corp., 5.00%, due 02/15/13	(346)
Lehman Brothers(1)	03/20/09		100	9.50%	GMAC LLC, 6.875%, due 08/28/12	(2,013)
UBS AG(2)	06/20/16		100	0.31%	Goldman Sachs Group, Inc., 5.25%, due 06/01/16	6,041
Credit Suisse International(2)	03/20/12		100	0.45%	iStar Financial, Inc., 5.15%, due 03/01/12	25,080
Deutsche Bank(2)	06/20/18	EUR	700	1.75%	iTraxx Europe HiVol Series 9	(540)
JPMorgan Chase(2)	03/20/11		100	0.28%	Johnson Controls, Inc., 5.25%, due 01/15/11	1,653
Morgan Stanley Capital Services, Inc.(1)	04/20/09		200	1.68%	JSC GAZPROM	2,035
Goldman Sachs & Co.(1)	03/20/13		1,100	0.27%	Kingdom of Spain, 5.50%, due 07/30/17	(3,457)
Lehman Brothers(2)	06/20/17		100	1.02%	MeadWestvaco Corp., 6.85%, due 04/01/12	6,021
Barclays Capital(2)	06/20/11		100	0.21%	National Grid PLC, 5.00%, due 07/02/18	597
Citigroup(2)	06/20/10		100	0.13%	Newell Rubbermaid, Inc., 4.00%, due 05/01/10	732
Goldman Sachs & Co.(1)	05/20/12		100	0.82%	OJSC Russian Agriculture Bank, 6.875%, due 11/29/10	(6,282)
JPMorgan Chase(2)	09/20/11		100	0.93%	Sabre Holding Corp., 7.35%, due 08/01/11	19,115
Citigroup(1)	03/20/09		100	4.30%	SLM Corp., 5.125%, due 08/27/12	(135)
Goldman Sachs & Co.(1)	03/20/09		100	3.30%	SLM Corp., 5.125%, due 08/27/12	(983)
Merrill Lynch & Co.(2)	03/20/12		100	0.46%	Sprint Capital Corp., 8.375%, due 03/15/12	9,702
UBS AG(2)	06/20/11		100	0.47%	Viacom, Inc., 5.75%, due 04/30/11	(652)
Morgan Stanley Capital Services, Inc.(2)	06/20/17		100	0.99%	Weyerhaeuser Co., 6.75%, due 03/15/12	6,220

						$275,814

(1)	Portfolio pays the counterparty par in the event that the reference entity defaults and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the reference entity defaults.
(3)	Variable rate, displayed rate is as of 7/31/08.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2008 were as follows:

Foreign Bonds	101.8%
U.S. Government Mortgage Backed Obligations	16.2
Asset Backed Securities	12.7
Financial Services	7.7
Collateralized Mortgage Obligations	7.2
U.S. Treasury Obligations	4.3
Financial—Bank & Trust	2.4
Banks	2.3
Diversified Financial Services	2.0
Repurchase Agreement	1.5
Insurance	1.3
Municipal Bonds	1.3
U.S. Government Agency Obligations	0.8
Affiliated Money Market Mutual Fund	0.8
Options Purchased	0.7
Retail	0.6
Media	0.6
Auto Parts & Equipment	0.3
Cosmetics & Toiletries	0.3
Electric Utilities	0.3
Housewares	0.3
Telecommunications	0.3
Electric	0.3
Pipelines	0.2
Leisure	0.2
Real Estate Investment Trusts	0.2

166.6
Securities Sold Short and Options Written	(13.9)
Other liabilities in excess of other assets	(52.7)

100.0%

TOTAL RETURN BOND PORTFOLIO	Schedule of Investments
As of July 31, 2008 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —136.7%

		ASSET-BACKED SECURITIES —0.3%

		Bear Stearns Second Lien Trust,
		Series 2007-SV1A, Class A1, 144A (original cost $413,599; purchased 01/15/08)(f)(g)
Aaa	$512	2.681%(c), 12/25/36	$353,211
		Structured Asset Securities Corp.,
		Series 2005-7XS, Class 2A1A
Aaa	676	4.90%(c), 04/25/35	494,698

		TOTAL ASSET-BACKED SECURITIES (cost $1,089,376)	847,909

		BANK NOTES (c)—2.3%
		Cablevision, Term B (original cost $890,445; purchased 02/07/08)(f)(g)
BA-(d)	995	4.21%, 02/24/13	941,641
		Chrysler Finco Term (original cost $4,525,800; purchased 11/28/07)(f)(g)
B+(d)	4,764	6.78%, 08/03/12	3,890,601
		Ford Motor Co., Term B Notes (original cost $591,000; purchased 12/12/06)(f)(g)
B+(d)	591	5.46%, 11/29/13	463,566
		Las Vegas Sands, Term DD (original cost $418,410; purchased 02/06/08)(f)(g)
BA-(d)	418	4.56%, 05/15/14	360,646
		TXU Corp. Term B3
B+(d)	530	6.23%, 10/10/14 (original cost $513,930; purchased 02/06/08)(f)(g)	495,966
B+(d)	69	6.48%, 10/14/14 (original cost $66,612; purchased 02/06/08)(f)(g)	64,283

		TOTAL BANK NOTES (cost $7,048,712)	6,216,703

		COLLATERALIZED MORTGAGE OBLIGATIONS —1.0%
		American Housing Trust,
		Series I, Class 5
AAA(d)	2	8.625%, 08/25/18	1,894
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2002-11, Class 1A1
Aaa	102	5.616%(c), 02/25/33	91,611
		Series 2005-4, Class 23A2
Aaa	399	5.371%(c), 05/25/35	250,479
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-6, Class A2
Aaa	655	4.248%(c), 08/25/35	619,046
		Indymac Adjustable Rate Mortgage Trust,
		Series 2001-H2, Class A1
Aaa	4	6.446%(c), 01/25/32	4,119
		Merrill Lynch Mortgage Investors, Inc.,
		Series 2005-A10, Class A
Aaa	319	2.671%(c), 02/25/36	255,918
		Residential Funding Mortgage Securities I,
		Series 2003-S9, Class A1
Aaa	60	6.50%, 03/25/32	58,960
		Washington Mutual, Inc.,
		Series 2003-R1, Class A1
Aaa	1,537	3.001%(c), 12/25/27	1,405,807

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,065,301)	2,687,834

		CORPORATE BONDS —36.2%

		Aerospace —0.1%

		Goodrich (BF) Corp.,
		Sr. Unsec’d. Notes
Baa2	200	6.29%, 07/01/16	200,358

		Airlines —0.2%
		United Air Lines, Inc.,
		Equipment Trust(g)(i)
NR	843	10.85%, 02/19/15	401,356

		Automobile Manufacturers —0.1%
		DaimlerChrysler NA Holding Corp.,
		Gtd. Notes, MTN
A3	400	5.75%, 09/08/11	400,921

		Automotive Parts —0.4%
		Autozone, Inc.,
		Sr. Unsec’d. Notes
Baa2	1,100	6.95%, 06/15/16	1,115,245

		Computer Services & Software —0.5%
		Electronic Data Systems Corp.,
		Sr. Unsec’d. Notes
Baa3	1,200	6.00%, 08/01/13	1,261,319

		Electronic Components
		General Electric Co.,
		Sr. Unsec’d. Notes
Aaa	100	5.25%, 12/06/17	96,881

		Financial - Bank & Trust —18.1%
		American Express Bank FSB,
		Notes
Aa3	7,700	5.50%, 04/16/13	7,456,210
		American Express Co.,
		Sr. Unsec’d. Notes
A1	1,100	7.00%, 03/19/18	1,093,969
		Bank of America Corp.,
		Jr. Sub. Notes
A1	7,100	8.00%(c), 12/29/49	6,549,750
A1	2,700	8.125%(c), 12/29/49	2,511,567
		Sr. Unsec’d. Notes
Aa2	1,200	3.048%(c), 10/14/16	1,096,121
Aa2	300	5.65%, 05/01/18	280,036
		Barclays Bank PLC,
		Sub. Notes, 144A (United Kingdom)(original cost $5,661,639; purchased 12/07/07)(f)(g)
Aa2	5,700	6.05%, 12/04/17	5,492,275
		Citigroup, Inc.,
		Jr. Sub. Notes
A2	3,200	8.40%(c), 04/29/49	2,739,968
		Sr. Unsec’d. Notes
Aa3	6,300	5.50%, 04/11/13	6,153,934
		Credit Suisse,
		Sr. Unsec’d. Notes, MTN (Switzerland)
Aa1	3,900	5.00%, 05/15/13	3,791,584
		Deutsche Bank AG London,
		Notes (Germany)
Aa1	5,300	4.875%, 05/20/13	5,201,796
		Goldman Sachs Group, Inc. (The),
		Sub. Notes
A1	500	6.75%, 10/01/37	441,924
		Lehman Brothers Holdings, Inc.,
		Sr. Unsec’d. Notes, MTN
A2	3,500	5.625%, 01/24/13	3,272,066
A2	900	6.875%, 05/02/18	844,905
		National Australia Bank Ltd.,
		Bonds, 144A (Australia)(original cost $1,200,000; purchased 02/01/08)(f)(g)
Aa1	1,200	3.253%(c), 02/08/10	1,199,816

			VTB Capital SA,
			Sr. Notes, 144A (Luxembourg) (original cost $400,000; purchased 10/27/06)(f)(g)
BBB+		400	3.384%(c), 08/01/08	400,000

				48,525,921

			Financial Services —6.6%
			ANZ National International, Ltd.,
			Bank Gtd. Notes, 144A (New Zealand) (original cost $2,697,462; purchased 07/09/2008)
Aa2		2,700	6.20%, 07/19/13	2,700,694
			Caterpillar Financial Services Corp.,
			Sr. Unsec’d. Notes, MTN
A2		2,600	3.559%(c), 06/24/11	2,598,583
			CitiFinancial, Inc.,
			Sr. Unsec’d. Notes
Aa3		400	6.625%, 06/01/15	392,322
			Ford Motor Credit Co. LLC,
			Sr. Unsec’d. Notes
B1		1,100	7.00%, 10/01/13	788,027
			General Electric Capital Corp.,
			Notes, MTN
Aaa		400	5.875%, 01/14/38	359,212
			Sub. Notes, 144A (United Kingdom) (cost $1,996,178; purchased 08/30/07)(f)(g)
Aa1	GBP	1,000	6.50%(c), 09/15/36	1,848,563
			General Motors Acceptance Corp.,
			Sr. Unsec’d. Notes
B3		900	6.75%, 12/01/14	515,526
B3		100	8.00%, 11/01/31	56,034
			Morgan Stanley,
			Sr. Unsec’d. Notes, MTN
A1		1,800	5.75%, 10/18/16	1,614,726
A1		1,900	6.625%, 04/01/18	1,758,718
			Pearson Dollar Finance PLC,
			Gtd. Notes, 144A (United Kingdom) (original cost $4,274,340; purchased 01/14/08)(f)(g)
Baa1		4,200	5.70%, 06/01/14	4,114,068
			Pemex Project Funding Master Trust,
			Gtd. Notes
Baa1		60	9.125%, 10/13/10	64,740
			Unicredit Luxembourg Finance SA,
			Gtd. Notes, 144A (Luxembourg) (original cost $1,000,000; purchased 10/17/06)(f)(g)
Aa2		1,000	2.846%(c), 10/24/08	999,449

				17,810,662

			Food —0.3%
			General Mills, Inc.,
			Sr. Unsec’d. Notes
Baa1		800	2.921%(c), 01/22/10	787,098

			Healthcare Services —0.6%
			Amgen, Inc.,
			Sr. Unsec’d. Notes(c)
A+		1,500	2.726%, 11/28/08	1,496,533

			Insurance —1.8%
			American International Group, Inc.,
			Jr. Sub. Debs., 144A (original cost $2,600,000; purchased 05/13/08)(f)(g)
A1		2,600	8.175%(c), 05/15/36	2,329,390
			Sr. Unsec’d. Notes, MTN
Aa3		1,400	5.85%, 01/16/18	1,255,769
			Travelers Cos., Inc. (The),
			Sr. Unsec’d. Notes
A2		1,400	5.80%, 05/15/18	1,341,494

				4,926,653

			Oil, Gas & Consumable Fuels —0.8%
			Suncor Energy, Inc.,
			Sr. Unsec’d. Notes (Canada)
A3		1,300	6.85%, 06/01/39	1,318,978

		Transocean, Inc.,
		Sr. Unsec’d. Notes
Baa2	800	2.873%(c), 09/05/08	799,771

			2,118,749

		Paper & Forest Products —1.1%
		International Paper Co.,
		Sr. Unsec’d. Notes
Baa3	3,600	5.25%, 04/01/16	3,037,669

		Pharmaceuticals —0.4%
		Cardinal Health, Inc.,
		Sr. Unsec’d. Notes
Baa2	1,200	6.00%, 06/15/17	1,185,320

		Pipelines —0.1%
		El Paso Corp.,
		Sr. Unsec’d. Notes, MTN
Ba3	400	7.80%, 08/01/31	397,627

		Printing & Publishing —0.3%
		Donnelley (R.R) & Sons Co.,
		Sr. Unsec’d. Notes
Baa2	1,000	6.125%, 01/15/17	919,164

		Real Estate Investment Trusts —0.1%
		iStar Financial, Inc.,
		Sr. Unsec’d. Notes
Baa3	200	5.80%, 03/15/11	156,000

		Retail & Merchandising —0.7%
		Limited Brands, Inc.,
		Sr. Unsec’d. Notes
Baa3	1,900	6.90%, 07/15/17	1,661,419
		Target Corp.,
		Sr. Unsec’d. Notes
A2	300	7.00%, 01/15/38	307,962

			1,969,381

		Telecommunications —2.2%
		BellSouth Corp.,
		Gtd. Notes
A2	800	2.776%(c), 08/15/08	800,058
		Embarq Corp.,
		Sr. Unsec’d. Notes
Baa3	1,600	6.738%, 06/01/13	1,540,405
Baa3	1,000	7.082%, 06/01/16	934,519
		Qwest Corp.,
		Sr. Unsec’d. Notes
Ba1	250	7.50%, 06/15/23	205,000
Ba1	1,500	7.625%, 06/15/15	1,368,750
		Sprint Capital Corp.,
		Gtd. Notes
Baa3	1,000	8.375%, 03/15/12	982,500

			5,831,232

		Tobacco —0.3%
		Reynolds American, Inc.,
		Sr. Sec’d. Notes
Baa3	750	7.625%, 06/01/16	775,048

		Transportation —0.6%
		CSX Corp.,
		Sr. Unsec’d. Notes
Baa3	1,600	6.25%, 03/15/18	1,487,326

		Utilities —0.9%
		Illinois Power Co.,
		Sr. Sec’d. Notes
Baa3	2,500	6.25%, 04/01/18	2,398,250

			TOTAL CORPORATE BONDS (cost $103,171,866)	97,298,713

			FOREIGN GOVERNMENT BONDS —3.5%
			Deutsche Bundesrepublik,
			Bonds (Germany)
Aaa	EUR	1,900	4.25%, 07/04/39	2,771,714
Aaa	EUR	1,300	6.25%, 01/04/30	2,429,280
			Republic of Brazil,
			Sr. Unsec’d. Notes (Brazil)
Ba1	BRL	2,200	12.50%, 01/05/22	1,481,836
			Republic of Panama,
			Sr. Unsec’d. Notes (Panama)
Ba1		300	8.875%, 09/30/27	375,750
Ba1		398	9.375%, 04/01/29	520,783
			United Kingdom Treasury Gilt,
			Bonds (United Kingdom)
Aaa	GBP	700	4.25%, 03/07/11	1,369,239
Aaa	GBP	200	5.75%, 12/07/09	400,793

			TOTAL FOREIGN GOVERNMENT BONDS (cost $8,726,276)	9,349,395

			MUNICIPAL BONDS —1.3%

			Georgia —0.2%
			Georgia State Road & Tollway Authority Revenue, Governors Transportation Choices,
			Revenue Bonds
Aaa		500	5.00%, 03/01/21	516,520

			Illinois —0.6%
			Chicago Transit Authority,
			Revenue Bonds
Aa3		1,500	6.899%, 12/01/40	1,522,305

			New York —0.5%
			New York City Trust For Cultural Resources, Museum of Modern Art,
			Revenue Bonds
Aa2		1,500	5.125%, 07/01/31	1,510,245

			TOTAL MUNICIPAL BONDS (cost $3,439,695)	3,549,070

			U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS —79.2%
			Federal Home Loan Mortgage Corp.
		43	4.343%(c), 09/01/35	43,145
		1,658	5.00%, 09/01/35	1,580,310
		3,763	5.50%, 06/01/29-12/01/37	3,682,524
		2,000	5.50%, TBA	1,955,000
		75	6.00%, 09/01/22	76,800
		37	6.60%(c), 01/01/24	37,047
		49	7.50%, 09/01/16-07/01/17	53,194
		—(r)	9.25%, 01/01/10	58
			Federal National Mortgage Assoc.
		12,555	4.00%, 08/01/18-06/01/19	11,785,881
		7,916	4.50%, 06/01/34-09/01/35	7,272,743
		1,000	4.50%, TBA	915,625
		2,000	4.50%, TBA	1,916,250
		301	4.565%(c), 12/01/34	305,099
		90	4.658%(c), 05/01/36	90,074
		9,785	5.00%, 11/01/33-02/01/36	9,335,756
		45,000	5.00%, TBA	42,721,875
		49,212	5.50%, 07/01/32-02/01/38	48,270,033
		121	5.522%(c), 01/01/20	121,412
		20,443	6.00%, 11/01/16-05/13/38	20,560,288
		100	6.00%, TBA	100,437
		254	6.50%, 04/01/21-10/01/37	262,210

	5,000	6.50%, TBA	5,132,810
		Government National Mortgage Assoc.
	1,029	5.00%, 04/15/35-11/15/35	997,237
	12,800	5.00%, TBA	12,360,000
	102	5.125%, 10/20/26-11/20/29	101,856
	82	5.375%, 02/20/17-02/20/26	82,254
	10,909	5.50%, 07/15/35-12/15/37	10,833,412
	69	5.625%, 07/20/22-07/20/27	69,748
	8,553	6.00%, 03/15/29-03/15/38	8,661,858
	15,100	6.00%, TBA	15,260,437
	1,000	6.00%, TBA	1,007,500
	23	6.375%(c), 06/20/23	23,880
	6,611	6.50%, 05/15/36-10/15/37	6,820,265
	60	8.50%, 06/15/30-08/20/30	66,179

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $212,899,761)	212,503,197

		U.S. TREASURY OBLIGATIONS —12.9%
		U.S. Treasury Bonds
	3,800	4.375%, 02/15/38	3,661,954
	500	4.75%, 02/15/37	510,469
	20,200	5.00%, 05/15/37	21,460,924
	2,900	6.75%, 08/15/26	3,651,509
		U.S. Treasury Inflationary Bonds, TIPS
	400	1.75%, RRB01/15/28	386,343
	600	2.00%, RRB01/15/26	641,358
	1,400	2.375%, RRB01/15/25	1,674,380
	100	2.375%, RRB01/15/27	110,942
		U.S. Treasury Notes
	800	8.50%, 02/15/20	1,101,625
		U.S. Treasury Strips, PO
	2,500	7.25%, 02/15/22	1,317,087

		TOTAL U.S. TREASURY OBLIGATIONS (cost $34,493,518)	34,516,591

		TOTAL LONG-TERM INVESTMENTS (cost $373,934,505)	366,969,412

		SHORT-TERM INVESTMENTS —4.0%

		REPURCHASE AGREEMENT —1.4%
		CS First Boston 2.02%, dated 07/31/08, due 08/01/08 in the amount of $3,700,208 (cost
	3,700	$3,700,000; the value of collateral plus accrued interest was $3,785,240)(m)	3,700,000

		U.S. TREASURY OBLIGATIONS (n)—0.9%
		U.S. Treasury Bills
	1,750	1.195%, 09/25/08	1,745,811
	750	1.33%, 09/25/08	748,204

		TOTAL U.S. TREASURY OBLIGATIONS (cost $2,495,282)	2,494,015

NOTIONAL AMOUNTS (000)#
		OPTIONS PURCHASED * —0.9%

		Call Options —0.8%
		10 Year Euro-Bund Future,
EUR	7,600	expiring 08/22/2008, Strike Price $127.00	1,185
		2 Year U.S. Treasury Note Future,
	41,400	expiring 08/22/2008, Strike Price $111.00	3,234
		5 Year U.S. Treasury Note Future,
	14,500	expiring 08/22/2008, Strike Price $122.50	1,133
	66,400	expiring 08/22/2008, Strike Price $126.00	5,188
	25,000	expiring 08/22/2008, Strike Price $128.50	1,953

		10 Year U.S. Treasury Note Future,
	10,100	expiring 08/22/2008, Strike Price $135.00	1,578
		20 Year U.S. Treasury Bond Future,
	55,300	expiring 08/22/2008, Strike Price $142.00	8,641
		Currency Option EUR vs. USD,
EUR	1,100	expiring 05/21/2010 @ FX Rate 1.38	209,185
EUR	3,000	expiring 05/21/2010 @ FX Rate 1.38	570,505
		Currency Option USD vs. JPY,
	2,400	expiring 09/16/2008 @ FX Rate 118.00	12
	1,400	expiring 03/31/2010 @ FX Rate 104.65	64,309
		Interest Rate Swap Option,
	43,900	expiring 12/15/2008 @ 3.70%	275,886
	34,000	expiring 12/19/2008 @ 3.60%	183,592
EUR	93,200	expiring 04/20/2009 @ 4.18%	342,377
	2,500	expiring 08/03/2009 @ 3.45%	10,633
	9,300	expiring 08/03/2009 @ 3.45%	39,556
	3,500	expiring 08/03/2009 @ 3.45%	14,887
	19,600	expiring 08/03/2009 @ 3.85%	131,022
	2,400	expiring 09/08/2009 @ 4.75%	36,430
	3,000	expiring 12/18/2009 @ 5.05%	90,992
	3,000	expiring 12/18/2009 @ 5.05%	90,992

			2,083,290

		Put Options —0.1%
		10 Year U.S. Treasury Note Future,
	77,100	expiring 08/22/2008, Strike Price $92.00	12,047
		20 Year U.S. Treasury Bond Future,
	23,600	expiring 08/22/2008, Strike Price $92.00	3,688
		Currency Option EUR vs. USD,
EUR	1,100	expiring 05/21/2010 @ FX Rate 1.38	33,699
EUR	3,000	expiring 05/21/2010 @ FX Rate 1.38	91,887
		Currency Option USD vs. JPY,
	1,400	expiring 03/31/2010 @ FX Rate 104.65	76,447
		FNMA,
	33,000	expiring 09/04/2008, Strike Price $88.50	45
		Interest Rate Swap Option,
	3,000	expiring 12/18/2009 @ 5.05%	54,774
	3,000	expiring 12/18/2009 @ 5.05%	54,774

			327,361

		TOTAL OPTIONS PURCHASED (cost $2,649,530)	2,410,651

SHARES
		AFFILIATED MONEY MARKET MUTUAL FUND —0.8%
2,089,608		Dryden Core Investment Fund - Taxable Money Market Series (cost $2,089,608)(w)	2,089,608

		TOTAL SHORT-TERM INVESTMENTS (cost $10,934,420)	10,694,274

		TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN—140.7% (cost $384,868,925)(p)	377,663,686

PRINCIPAL AMOUNT (000)#
		SECURITIES SOLD SHORT —(34.4)%

		Government National Mortgage Assoc. —(1.5)%
		Government National Mortgage Assoc.
	$4,000	5.50%, TBA	(3,963,752)

		Federal National Mortgage Association —(12.5)%

		Federal National Mortgage Assoc.
	34,300	5.50%, TBA	(33,560,423)

		U.S. Treasury Obligations —(20.4)%

		U.S. Treasury Notes
	1,300	3.50%, 02/15/18	(1,252,571)
	20,400	3.375%, 06/30/13	(20,498,818)
	2,100	3.625%, 05/15/13	(2,135,929)
	3,600	3.875%, 05/15/18	(3,569,062)
	8,800	4.125%, 05/15/15	(9,134,127)
	500	4.75%, 05/15/14	(537,031)
	9,000	4.875%, 04/30/11	(9,497,106)
	6,150	4.875%, 07/31/11	(6,508,428)
		U.S. Treasury Bonds
	1,400	5.375%, 02/15/31	(1,538,359)

			(54,671,431)

		TOTAL SECURITIES SOLD SHORT (proceeds received $92,071,345)	(92,195,606)

NOTIONAL AMOUNTS (000)#
		OPTIONS WRITTEN * —(0.4)%

		Call Options —(0.4)%
		10 Year U.S. Treasury Note Future,
	6,500	expiring 08/22/2008, Strike Price $116.00	(26,406)
		Interest Rate Swap Option,
	700	expiring 10/27/2008 @ 5.25%	(33,026)
	800	expiring 10/27/2008 @ 5.25%	(37,745)
	14,600	expiring 12/15/2008 @ 4.30%	(164,568)
	11,300	expiring 12/19/2008 @ 4.68%	(241,002)
EUR	30,100	expiring 04/20/2009 @ 4.44%	(386,971)
	1,100	expiring 08/03/2009 @ 4.15%	(13,618)
	3,100	expiring 08/03/2009 @ 4.40%	(52,092)
	1,200	expiring 08/03/2009 @ 4.40%	(20,165)
	6,500	expiring 08/03/2009 @ 4.55%	(131,317)
	900	expiring 09/08/2009 @ 5.15%	(34,166)

			(1,141,076)

		Put Options
		10 Year U.S. Treasury Bond Future,
	6,500	expiring 08/22/2008, Strike Price $110.00	(2,031)
		Currency Option USD vs. JPY,
	1,200	expiring 09/16/2008 @ FX Rate 100.00	(2,363)
		Interest Rate Swap Option,
	800	expiring 10/27/2008 @ 5.25%	(14,919)
	700	expiring 10/27/2008 @ 5.25%	(13,054)

			(32,367)

		TOTAL OPTIONS WRITTEN (premiums received $2,067,154)	(1,173,443)

		TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN —105.9% (cost $290,730,426)	284,294,637
		Liabilities in excess of other assets(x)—(5.9)%	(15,896,892)

		NET ASSETS —100%	$268,397,745

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poor’s
PO	Principal Only Securities
RRB	Real Return Bonds
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysian Ringgit
RUB	Russian Ruble
USD	United States Dollar
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of July 31, 2008. Rating of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $27,249,415. The aggregate value of $25,654,169 is approximately 9.6% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rate shown is the effective yield at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $386,675,610; accordingly, net unrealized depreciation on investments for federal income tax purposes was $9,011,924 (gross unrealized appreciation - $1,060,364; gross unrealized depreciation - $10,072,288). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at July 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
69	90 Day Euro Dollar	Dec 08	$16,743,713	$16,733,363	$(10,350)
149	90 Day Euro Dollar	Jun 09	35,943,312	36,035,650	92,338
332	90 Day Euro Dollar	Sep 09	79,847,850	80,078,400	230,550
184	90 Day Euro Dollar	Dec 09	44,438,075	44,233,600	(204,475)
68	90 Day Euro Dollar	Mar 09	16,409,463	16,475,550	66,087
82	90 Day Euro Dollar	Mar 10	19,706,650	19,663,600	(43,050)
23	90 Day Sterling	Jun 09	5,350,521	5,396,680	46,159
30	90 Day Sterling	Sep 09	7,007,929	7,040,263	32,334
65	90 Day Sterling	Dec 09	15,183,201	15,243,434	60,233
3	10 Year U.K. Gilt	Sep 08	631,040	638,414	7,374

					277,200

Short Positions:
1	90 Day Euro Dollar	Sep 08	243,100	242,975	125
23	90 Day Sterling	Jun 09	5,392,346	5,396,477	(4,131)
130	2 Year Euro Shatz	Sep 08	20,726,107	20,869,067	(142,960)
207	2 Year U.S. Treasury Notes	Sep 08	43,600,625	43,884,000	(283,375)
117	5 Year EURO-BOBL	Sep 08	19,624,920	19,587,905	37,015
171	5 Year U.S. Treasury Notes	Sep 08	18,999,984	19,038,445	(38,461)
59	10 Year Euro-Bund	Sep 08	10,329,533	10,354,381	(24,848)
32	10 Year U.S. Treasury Notes	Sep 08	3,627,500	3,674,500	(47,000)
518	20 Year U.S. Treasury Bonds	Sep 08	59,673,750	59,829,000	(155,250)

					(658,885)

					$(381,685	)(1)

(1)	Cash of $2,566,955 has been segregated with the broker to cover requirements for open futures contacts as July 31, 2008.

Forward foreign currency exchange contracts outstanding at July 31, 2008:

Purchase Contract		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 12/02/08	BRL	303	$178,064	$187,337	$9,273
Chinese Yuan,
Expiring 10/10/08	CNY	39,878	5,899,966	5,874,359	(25,607)
Expiring 02/11/09	CNY	1,728	261,000	259,333	(1,667)
Expiring 07/15/09	CNY	4,774	742,000	732,086	(9,914)
Indian Rupee,
Expiring 11/12/08	INR	95,354	2,359,704	2,204,071	(155,633)
Japanese Yen,
Expiring 09/08/08	JPY	326,069	3,029,269	3,029,351	82
Malaysian Ringgitt,
Expiring 08/04/08	MYR	5,585	1,723,449	1,715,185	(8,264)
Expiring 11/12/08	MYR	2,792	861,623	857,511	(4,112)
Russian Ruble,
Expiring 11/19/08	RUB	23,038	930,087	979,568	49,481
Expiring 05/06/09	RUB	79,454	3,254,643	3,344,931	90,288
South Korean Won,
Expiring 08/04/08	KRW	2,242,521	2,309,096	2,215,661	(93,435)
Expiring 08/07/08	KRW	529,672	572,000	523,215	(48,785)

			$22,120,901	$21,922,608	$(198,293)

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/07/08	AUD	157	$149,147	$147,689	$1,458
Brazilian Real,
Expiring 12/02/08	BRL	925	514,000	571,845	(57,845)
British Pound,
Expiring 08/11/08	GBP	3,959	7,816,595	7,840,741	(24,146)
Euros,
Expiring 08/26/08	EUR	3,314	5,255,258	5,162,140	93,118
Malaysian Ringgitt,
Expiring 08/04/08	MYR	5,585	1,715,619	1,715,206	413
South Korean Won
Expiring 08/04/08	KRW	1,973,047	1,928,585	1,949,440	(20,855)

			$17,379,204	$17,387,061	$(7,857)

Interest rate swap agreements outstanding at July 31, 2008:

Counter Party	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	06/15/35		$900	6.00%	3 month LIBOR	$135,487
Bank of America, N.A.(2)	12/17/10		73,100	4.00%	3 month LIBOR	22,834
Bank of America, N.A.(2)	06/20/22		100	5.00%	3 month LIBOR	(5,276)
Citigroup(1)	12/17/13		24,000	4.00%	3 month LIBOR	8,579
Citigroup(1)	12/17/15		1,000	5.00%	3 month LIBOR	(4,381)
Citigroup(1)	12/17/18		3,300	5.00%	3 month LIBOR	(7,820)
Deutsche Bank(2)	12/17/28		1,600	5.00%	3 month LIBOR	(10,817)
Lehman Brothers(2)	12/17/23		2,900	5.00%	3 month LIBOR	16,822
Merrill Lynch & Co.(2)	12/17/23		11,400	5.00%	3 month LIBOR	74,808
Morgan Stanley & Co.(1)	12/17/15		2,600	5.00%	3 month LIBOR	4,118
Morgan Stanley & Co.(1)	12/17/13		59,100	4.00%	3 month LIBOR	(514,831)
Morgan Stanley & Co.(1)	12/17/38		1,800	5.00%	3 month LIBOR	39,268
Morgan Stanley & Co.(1)	12/17/18		19,200	5.00%	3 month LIBOR	97,998
Morgan Stanley & Co.(2)	12/17/10		11,700	4.00%	3 month LIBOR	30,096
Merrill Lynch & Co.(2)	01/23/09		1,800	4.50%	ICAP CMM FRA Fixing Rate	247,443
Citigroup(1)	04/15/09	AUD	9,900	7.00%	3 month Australian Bank Bill rate	(51,007)
Citigroup(1)	09/15/09	AUD	12,100	7.00%	3 month Australian Bank Bill rate	(52,814)
UBS AG(1)	06/15/10	AUD	12,800	8.00%	3 month Australian Bank Bill rate	94,109
UBS AG(1)	09/15/09	AUD	22,100	7.00%	3 month Australian Bank Bill rate	(97,656)
Deutsche Bank(1)	03/15/11	AUD	5,900	7.50%	6 month Australian Bank Bill rate	71,586
Merrill Lynch & Co.(1)	01/02/12	BRL	1,300	14.77%	Brazilian interbank lending rate	1,613
Morgan Stanley & Co.(1)	01/02/12	BRL	22,400	10.12%	Brazilian interbank lending rate	(1,161,022)
UBS AG(1)	01/02/12	BRL	10,100	10.58%	Brazilian interbank lending rate	(442,410)
Barclays Capital(1)	12/17/10	EUR	800	5.50%	6 month EURIBOR	10,424
Barclays Capital(1)	06/15/10	EUR	32,900	4.50%	6 month EURIBOR	(615,727)
Barclays Capital(2)	09/17/38	EUR	1,900	5.00%	6 month EURIBOR	(27,181)
Barclays Capital(2)	03/19/18	EUR	1,400	5.00%	6 month EURIBOR	(69,138)
Deutsche Bank(1)	09/17/10	EUR	3,000	5.00%	6 month EURIBOR	13,305
Deutsche Bank(1)	06/15/13	EUR	4,000	4.00%	6 month EURIBOR	(134,019)
Deutsche Bank(1)	09/15/10	EUR	11,900	5.50%	6 month EURIBOR	145,299
Deutsche Bank(2)	09/17/18	EUR	600	5.00%	6 month EURIBOR	(6,370)
Goldman Sachs & Co.(2)	03/18/39	EUR	900	5.00%	6 month EURIBOR	4,820
Morgan Stanley & Co.(1)	12/17/10	EUR	3,700	5.50%	6 month EURIBOR	58,415
UBS AG(1)	10/15/10	EUR	200	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(1,033)
Barclays Capital(1)	09/15/10	GBP	4,200	5.00%	6 month LIBOR	(59,762)
Barclays Capital(2)	06/15/37	GBP	800	4.00%	6 month LIBOR	(18,963)
Deutsche Bank(2)	06/15/37	GBP	2,800	4.25%	6 month LIBOR	(85,433)
Goldman Sachs & Co.(1)	09/17/11	GBP	1,700	4.50%	6 month LIBOR	(62,319)
Goldman Sachs & Co.(2)	06/15/37	GBP	900	4.00%	6 month LIBOR	(19,678)
Morgan Stanley & Co.(2)	06/15/37	GBP	1,000	4.00%	6 month LIBOR	(29,113)
Barclays Capital(2)	12/17/17	JPY	30,000	2.00%	6 month LIBOR	(5,323)
Deutsche Bank(2)	12/17/17	JPY	100,000	2.00%	6 month LIBOR	(18,312)
Citigroup(1)	05/14/09	MXN	39,000	7.91%	28 day Mexican interbank rate	(26,698)
Merrill Lynch & Co.(1)	11/04/16	MXN	2,000	8.17%	28 day Mexican interbank rate	(14,282)

						$(2,464,361)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2008:

Counter Party	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/08	$500	0.26%	Allstate Corp., 6.125%, due 02/15/12	$175
Merrill Lynch & Co.(1)	12/20/08	200	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	5
UBS AG (1)	12/20/08	600	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(371)
Deutsche Bank(1)	06/20/16	1,100	0.72%	AutoZone, Inc., 6.95%, due 06/15/16	18,948
Citigroup(1)	12/20/16	1,200	0.17%	Bank of America Corp., 5.503%, due 10/14/16 (3)	75,467
Bear Stearns International Ltd.(1)	12/20/08	100	1.09%	Capital One Bank, 4.875%, due 05/15/08	882
UBS AG(1)	06/20/17	1,200	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	(247)
UBS AG(1)	12/20/08	200	0.44%	Carnival Corp., 6.15%, due 04/15/08	324
Bear Stearns International Ltd.(1)	12/20/08	200	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	(6)
Barclays Bank PLC(1)	06/20/15	400	0.15%	CitiFinancial, 6.625%, 06/01/15	28,450
Lehman Brothers(1)	12/20/08	100	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(30)
Lehman Brothers(1)	03/20/18	1,600	0.00%	CSX Corp., 6.25%, due 3/15/18	47,784
Barclays Bank PLC(1)	09/20/11	400	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	1,392
Bear Stearns International Ltd.(1)	12/20/08	200	0.24%	Deere & Co., 7.85%, due 05/15/10	(73)
Merrill Lynch & Co.(1)	12/20/08	300	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(237)
Bank of America Securities LLC(1)	03/20/17	1,000	0.80%	Donnelley (R.R.) & Sons, 6.125%, due 01/15/17	48,441
Barclays Bank PLC(1)	06/20/13	1,100	5.00%	Dow Jones CDX HY10 Index	42,064
UBS AG(1)	06/20/13	1,100	5.00%	Dow Jones CDX HY10 Index	42,727
Lehman Brothers(1)	12/20/11	100	0.00%	Dow Jones CDX HY7 Index	21,286
Merrill Lynch & Co.(1)	12/20/11	400	0.00%	Dow Jones CDX HY7 Index	86,338
Citigroup(2)	06/20/12	7,500	2.11%	Dow Jones CDX HY8 Index	(451,257)
Merrill Lynch & Co.(1)	06/20/12	2,178	2.75%	Dow Jones CDX HY8 Index	153,195
UBS AG(1)	06/20/12	2,475	2.75%	Dow Jones CDX HY8 Index	123,945
Goldman Sachs & Co.(1)	06/20/18	4,400	1.50%	Dow Jones CDX IG10 10Y Index	82,974
Morgan Stanley & Co.(1)	06/20/18	7,200	1.50%	Dow Jones CDX IG10 10Y Index	151,705
Deutsche Bank(1)	06/20/13	2,900	1.55%	Dow Jones CDX IG10 5Y Index	(23,394)
Morgan Stanley & Co.(1)	06/20/13	800	1.55%	Dow Jones CDX IG10 5Y Index	(6,158)
Morgan Stanley & Co.(2)	12/20/15	670	0.46%	Dow Jones CDX IG5 10Y Index	(74,651)
Morgan Stanley & Co.(2)	12/20/15	2,300	0.45%	Dow Jones CDX IG5 10Y Index	(255,534)
Morgan Stanley & Co.(1)	12/20/12	900	0.14%	Dow Jones CDX IG5 7Y Index	66,913
Morgan Stanley & Co.(1)	12/20/12	3,200	0.14%	Dow Jones CDX IG5 7Y Index	237,899
Goldman Sachs & Co.(1)	12/20/16	100	0.65%	Dow Jones CDX IG7 Index	5,477
JPMorgan Chase(1)	12/20/11	1,943	1.65%	Dow Jones CDX IG7 Index	147,395
Morgan Stanley & Co.(1)	12/20/16	1,500	0.65%	Dow Jones CDX IG7 Index	82,699
Lehman Brothers(1)	06/20/12	2,000	0.35%	Dow Jones CDX IG8 5Y Index	61,582
Barclays Bank PLC(1)	12/20/17	1,300	0.80%	Dow Jones CDX IG9 10Y Index	29,733
Goldman Sachs & Co.(1)	12/20/17	1,700	0.80%	Dow Jones CDX IG9 10Y Index	31,649
Morgan Stanley & Co.(1)	12/20/17	1,900	0.80%	Dow Jones CDX IG9 10Y Index	24,028
Deutsche Bank(2)	12/20/12	4,000	1.16%	Dow Jones CDX IG9 5Y Index	58,345
Goldman Sachs & Co.(1)	12/20/12	1,200	0.60%	Dow Jones CDX IG9 5Y Index	10,058
Goldman Sachs & Co.(2)	12/20/12	5,000	0.71%	Dow Jones CDX IG9 5Y Index	59,516
Bank of America Securities LLC(1)	12/20/08	300	0.13%	E.I. DuPont, 6.875%, due 10/15/09	87
Citigroup(1)	12/20/08	400	0.28%	Eaton Corp., 5.75%, due 07/15/12	60
Morgan Stanley & Co.(1)	09/20/13	1,200	1.22%	Electronic Data Systems, 6.00%, due 08/01/13	(47,896)
Barclays Bank PLC(1)	12/20/08	500	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(297)
Morgan Stanley & Co.(1)	12/20/08	200	0.22%	Emerson Electric Co. 7.125%, due 08/15/10	(102)
Morgan Stanley & Co.(1)	12/20/08	300	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(138)
Citigroup(1)	12/20/08	300	0.29%	FedEx Corp., 7.25%, due 02/15/11	458
Merrill Lynch & Co.(1)	12/20/08	100	0.22%	Gannett Co., Inc., 6.375%, due 04/01/12	516
Bear Stearns International Ltd.(1)	03/20/16	600	0.33%	Goldman Sachs Group, Inc., 5.815%, due 03/22/16	34,468
Deutsche Bank(1)	09/20/16	200	0.51%	Goodrich Corp., 6.29%, due 07/01/16	1,953
Lehman Brothers(1)	12/20/08	200	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(832)
Bear Stearns International Ltd.(1)	12/20/08	400	0.32%	Hewlett Packard Co., 6.50% due 07/01/12	(443)
Lehman Brothers(1)	12/20/08	400	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	1,054
Merrill Lynch & Co.(1)	12/20/08	300	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	150
Barclays Bank PLC(1)	03/20/12	200	0.17%	International Lease Finance Corp., 5.40%, due 02/15/12	25,865
Lehman Brothers(1)	06/20/16	3,600	0.86%	International Paper Co., 5.25%, due 04/01/16	262,590
Bear Stearns International Ltd.(1)	12/20/08	200	0.60%	International Paper Co., 6.75%, due 09/01/11	353
Barclays Bank PLC(1)	03/20/11	200	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	41,000
Lehman Brothers(1)	12/20/08	400	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(21)
Bank of America Securities LLC(1)	09/20/17	1,900	2.29%	Limited Brands, Inc., 6.90%, due 07/15/17	97,645
Lehman Brothers(1)	12/20/08	200	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(472)
Lehman Brothers(1)	12/20/08	300	0.30%	Masco Corp., 5.875%, due 07/15/12	2,889
Merrill Lynch & Co.(1)	12/20/08	200	0.85%	Motorola, Inc., 7.625%, due 11/15/10	167
UBS AG(1)	06/20/17	200	0.48%	Newell Rubbermain, Inc., 6.75%, due 03/15/12	10,863
Lehman Brothers(1)	12/20/08	200	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(430)
Merrill Lynch & Co.(1)	12/20/08	200	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	(47)
Morgan Stanley & Co.(1)	06/20/14	4,200	0.76%	Pearson Dollar, 5.70%, due 06/01/14	(32,310)
Lehman Brothers(1)	06/20/09	1,200	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(2,269)
Lehman Brothers(1)	12/20/08	300	0.35%	RadioShack Corp., 7.375%, due 05/15/11	1,103
UBS AG(1)	12/20/08	200	0.37%	RadioShack Corp., 7.375%, due 05/15/11	715
Morgan Stanley & Co.(1)	09/20/13	200	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	10,398
UBS AG(1)	12/20/08	200	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	268
Bear Stearns International Ltd.(1)	03/20/12	1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	94,114
Morgan Stanley & Co.(1)	06/20/12	500	0.11%	Target Corp., 5.875%, due 03/01/12	9,098
Morgan Stanley & Co.(1)	12/20/08	200	0.53%	The Kroger Co., 4.75%, due 04/15/12	(309)
Deutsche Bank(1)	06/20/18	1,400	0.62%	Travelers Cos., Inc., 5.80%, due 05/15/18	20,535
Bear Stearns International Ltd.(1)	12/20/08	200	0.15%	Walmart Stores, Inc., 6.875%, due 08/10/09	(20)
Citigroup(1)	12/20/08	800	0.14%	Walmart Stores, Inc., 6.875%, due 08/10/09	(38)
Barclays Bank PLC(1)	12/20/08	200	0.67%	Walt Disney Co. (The), 6.375%, due 03/01/12	(570)
Bear Stearns International Ltd.(1)	06/20/16	300	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	14,526
Lehman Brothers(1)	12/20/08	200	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	197

					$1,474,316

(1)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the reference entity defaults.
(2)	Portfolio pays the counterparty par in the event that the reference entity defaults and receives the fixed rate.
(3)	Variable rate, displayed rate is as of 7/31/08.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

INTERMEDIATE-TERM BOND PORTFOLIO
Schedule of Investments
As of July 31, 2008 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —106.5%

		ASSET-BACKED SECURITIES —1.2%
		BA Credit Card Trust
		Series 2008-A5, Class A5
Aaa	$1,000	3.658%(c), 12/16/13	$1,004,386
		Securitized Asset Backed Receivables LLC Trust,
		Series 2007-BR5, Class A2A
Aaa	806	2.591%(c), 05/25/37	724,295
		SLM Student Loan Trust,
		Series 2006-8, Class A2
Aaa	635	2.80%(c), 10/25/16	630,472
		Wells Fargo Home Equity Trust,
		Series 2005-2, Class AII2, 144A (original cost $289,816; purchased 09/29/2006)(f)(g)
Aaa	289	2.701%(c), 10/25/35	284,628

		TOTAL ASSET-BACKED SECURITIES (cost $2,736,665)	2,643,781

		BANK NOTES —0.4%
		First Data Corp. B2, 144A
		(original cost $415,938; purchased 02/08/2008)(f)(g)
NR	469	5.349%, 09/24/14	430,730
		(original cost $462,328; purchased 06/23/2008)(f)(g)
NR	462	5.231%, 09/24/14	424,908
		(original cost $56,798; purchased 02/08/2008)(f)(g)
NR	64	5.446%, 09/24/14	58,818

		TOTAL BANK NOTES (cost $938,007)	914,456

		COLLATERALIZED MORTGAGE OBLIGATIONS —9.5%
		American Home Mortgage Investment Trust,
		Series 2004-4, Class 5A
Aaa	350	4.44%(c), 02/25/45	302,701
		Bank of America Funding Corp.,
		Series 2006-A, Class 1A1
AAA(d)	369	4.624%(c), 02/20/36	339,466
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2004-8, Class 11A2
Aaa	518	5.43%(c), 11/25/34	473,242
		Series 2004-8, Class 13A1
Aaa	969	5.662%(c), 11/25/34	884,031
		Bear Stearns Alt-A Trust,
		Series 2006-6, Class 31A1
Aaa	892	5.797%(c), 11/25/36	658,776
		Series 2006-6, Class 32A1
Aaa	832	5.795%(c), 11/25/36	561,775
		Bear Stearns Structured Products, Inc.,
		Series 2007-R7, Class A1, 144A (original cost $910,904; purchased 08/27/2007)(f)(g)
NR	917	2.66%(c), 01/26/37	889,623
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-11, Class A2A
AAA(d)	373	4.70%(c), 12/25/35	350,461
		Series 2006-AR1, Class 1A1
AAA(d)	1,883	4.90%(c), 10/25/35	1,735,192
		Countrywide Alternative Loan Trust,
		Series 2003-J3, Class 2A1
AAA(d)	137	6.25%, 12/25/33	132,562
		Countrywide Home Loan Mortgage Pass-Through Trust,
		Series 2003-R4, Class 2A, 144A (original cost $172,667; purchased 12/01/03)(f)(g)
Aaa	165	6.50%(c),	150,926
		Series 2004-25, Class 1A1
Aaa	934	2.791%(c), 02/25/35	714,412

		CS First Boston Mortgage Securities Corp.,
		Series 2003-8, Class 5A1
Aaa	34	6.50%, 04/25/33	31,509
		Series 2005-C6, Class A1
Aaa	217	4.938%, 12/15/40	217,481
		Federal Home Loan Mortgage Corp.,
		Series 2692, Class YB
Aaa	138	3.50%, 05/15/16	138,072
		Series 2772, Class NQ
Aaa	312	4.50%, 12/15/13	312,587
		Series 2828, Class EN
Aaa	979	4.50%, 10/15/23	981,049
		Series 2844, Class PQ
Aaa	54	5.00%, 05/15/23	54,063
		Series 2892, Class BL
Aaa	512	5.00%, 01/15/18	517,256
		Series 2931, Class JA
Aaa	544	5.00%, 07/15/25	548,964
		Federal National Mortgage Assoc.,
		Series 2003-83, Class A
Aaa	79	4.25%, 04/25/28	78,996
		Series 2003-83, Class PB
Aaa	194	3.50%, 09/25/16	194,010
		Series 2006-67, Class PA
Aaa	720	5.50%, 03/25/28	733,396
		Series 3346, Class FA
Aaa	3,728	2.697%(c), 02/15/19	3,643,186
		FHLMC Structured Pass-Through Securities,
		Series T-59, Class 1A2
Aaa	325	7.00%, 10/25/43	347,298
		Series T-75, Class A1
Aaa	1,427	2.501%(c), 12/25/36	1,375,194
		GE Capital Commerical Mortgage Corp.,
		Series 2002-3A, Class A1
AAA(d)	280	4.229%, 12/10/37	277,540
		Government National Mortgage Assoc.,
		Series 1995-2, Class KQ
Aaa	81	8.50%, 03/20/25	85,659
		Series 2000-9, Class FG
Aaa	110	3.066%(c), 02/16/30	110,707
		Series 2000-9, Class FH
Aaa	170	2.966%(c), 02/16/30	170,122
		Series 2000-11, Class PH
Aaa	328	7.50%, 02/20/30	344,840
		Greenpoint Mortgage Funding Trust,
		Series 2005-AR2, Class A1
Aaa	571	2.691%(c), 06/25/45	429,300
		GS Mortgage Securities Corp II,
		Series 2001-1285, Class A1, 144A (original cost $428,071; purchased 10/09/2002)(f)(g)
Aaa	397	6.044%, 08/15/18	403,005
		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
Aaa	548	4.54%(c), 09/25/35	494,656
		Merrill Lynch Floating Trust
		Series 2008-LAQA, Class A1, 144A (original cost $369,000; purchased 06/26/2008)(f)(g)
Aaa	400	3.26%, 07/09/21	368,195
		Merrill Lynch Mortgage Investors, Inc.,
		Series 2005-A10, Class A
Aaa	383	2.671%(c), 02/25/36	307,102
		MLLC Mortgage Investors, Inc.,
		Series 2005-2, Class 3A
Aaa	332	3.461%(c), 10/25/35	300,643
		Sequoia Mortgage Trust,
		Series 10, Class 2A1
Aaa	577	2.838%(c), 10/20/27	507,345
		Structured Asset Mortgage Investments, Inc.,
		Series 2005-AR5, Class A1
Aaa	137	2.708%(c), 07/19/35	85,686
		Series 2006-AR3, Class 12A1

Aaa		466	2.681%(c), 05/25/36	285,573
			Structured Asset Securities Corp.,
			Series 2001-21A, Class 1A1
Aaa		46	5.331%(c), 01/25/32	46,090
			Washington Mutual, Inc., Mortgage Pass-Through Certificate,
			Series 2002-AR6, Class A
Aaa		478	4.691%(c), 06/25/42	433,238
			Series 2002-AR9, Class 1A
Aaa		25	4.691%(c), 08/25/42	22,350

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $22,771,631)	21,038,279

			CORPORATE BONDS —37.5%

			Airlines —1.1%
			United Air Lines, Inc.,(e)(g)(i)
			Equipment Trust
NR		1,264	10.85%, 02/19/15	602,033
			Pass-Through Certificates
B2		1,700	6.831%, 09/01/08	1,799,875

				2,401,908

			Commercial Banks —11.2%
			American Express Bank FSB,
			Notes, 144A (original cost $2,294,641; purchased 06/26/2008)(f)(g)
Aa3		2,300	5.50%, 04/16/13	2,227,180
			ANZ National International Bank Ltd.,
			Bank Gtd. Notes, 144A (New Zealand)
Aa2		2,200	6.20%, 07/19/13	2,200,565
			Bank of America Corp.,
			Notes
Aaa		3,000	3.404%(c), 05/12/10	2,987,130
			Sr. Unsec’d. Notes
Aa2		600	2.957%(c), 02/17/09	599,471
Aa2		1,600	4.90%, 05/01/13	1,549,611
			Barclays Bank PLC,
			Sr. Unsub. Notes (United Kingdom)
Aa1		2,300	5.45%, 09/12/12	2,306,608
			Charter One Bank NA,
			Sr. Unsec’d. Notes
Aa3		1,200	2.845%(c), 04/24/09	1,194,292
			Credit Suisse New York,
			Sr. Unsec’d. Notes (Switzerland)
Aa1		2,200	5.00%, 05/15/13	2,138,842
			HSBC Bank USA,
			Notes
Aa2		300	2.906%(c), 12/14/09	296,248
			Korea Development Bank,
			Sr. Unsec’d. Notes
Aa3		2,670	4.75%, 07/20/09	2,681,609
			National Australia Bank Ltd.,
			Sr. Unsec’d. Notes, 144A (original cost $1,200,000; purchased 09/06/2006)(f)(g)
Aa1		1,200	2.731%(c), 09/11/09	1,199,063
			Rabobank Capital Funding II, 144A,
			Bonds, 144A (original cost $1,419,795; purchased 01/30/2008)(f)(g)
Aa2		1,500	5.26%(c), 12/29/49	1,354,668
			Sumitomo Mitsui Banking Co.,
			Sub. Notes (Japan)
NR	JPY	100,000	1.764%(c), 11/26/49	931,598
			Unicredito Luxembourg Finance SA,
			Gtd. Notes, 144A (Luxembourg) (original cost $1,800,000; purchased 10/17/2006)(f)(g)
Aa2		1,800	2.846%(c), 10/24/08	1,799,008

		VTB Capital SA,
		Sr. Notes, 144A (original cost $1,200,000; purchased 10/27/2006)(f)(g)
BBB+(d)	1,200	3.384%(c), 08/01/08	1,200,000

			24,665,893

		Distribution/Wholesale —0.3%
		SUPERVALUE, Inc.,
		Sr. Unsec’d. Notes
B1	700	7.50%, 11/15/14	690,375

		Diversified Financial Services —15.1%
		Allstate Life Global Funding Trusts,
		Notes
Aa2	2,300	5.375%, 04/30/13	2,301,242
		American Express Credit Corp.,
		Sr. Unsec’d. Notes
Aa3	1,800	5.875%, 05/02/13	1,767,334
		Bear Stearns Cos., Inc. (The),
		Notes
Aa2	700	6.95%, 08/10/12	721,563
		Sr. Notes
Aa2	500	2.927%(c), 05/18/10	493,269
		Sr. Unsec’d. Notes
Aa2	500	2.768%(c), 08/21/09	497,921
Aa2	600	3.029%(c), 01/31/11	588,247
		Caterpillar Financial Service Corp.,
		Sr. Unsec’d. Notes
A2	1,200	2.853%(c), 08/11/09	1,199,256
		Citigroup Global Markets Holdings, Inc.,
		Sr. Unsec’d. Notes
Aa3	700	2.914%(c), 03/17/09	696,224
		Citigroup, Inc.,
		Sr. Unsec’d. Notes
Aa3	1,200	2.817%(c), 06/09/09	1,187,982
Aa3	500	2.848%(c), 12/26/08	498,549
Aa3	1,700	5.50%, 04/11/13	1,660,585
		Countrywide Financial Corp.,
		Gtd. Notes
Aa2	400	5.80%, 06/07/12	375,311
		General Electric Capital Corp.,
		Sr. Unsec’d. Notes
Aaa	100	2.795%(c), 10/24/08	99,976
		Sub. Notes, 144A
Aa1	1,000	5.50%(c),	1,398,665
		Goldman Sachs Group, Inc. (The),
		Sr. Unsec’d. Notes
Aa3	1,800	2.891%(c), 06/23/09	1,789,857
Aa3	1,500	3.049%(c), 10/23/09	1,482,964
Aa3	1,750	3.101%(c), 06/28/10	1,703,462
		HSBC Finance Corp.,
		Sr. Unsec’d. Notes
Aa3	400	2.846%(c), 10/21/09	392,005
Aa3	1,000	2.906%(c), 09/15/08	999,649
		John Deere Capital Corp.,
		Sr. Unsec’d. Notes
A2	3,400	3.536%(c), 06/10/11	3,401,731
		JPMorgan Chase & Co.,
		Sr. Unsec’d. Notes
Aa2	2,600	3.538%(c), 06/13/11	2,589,387
		Lehman Brothers Holdings, Inc.,
		Notes
A2	1,800	2.851%(c), 12/23/08	1,773,630
		Sr. Unsec’d. Notes
A2	600	5.625%, 01/24/13	560,926
		Merrill Lynch & Co., Inc.,
		Notes
A2	1,400	6.15%, 04/25/13	1,335,125
		Sr. Unsec’d. Notes

A2	1,300	2.831%(c), 12/22/08	1,285,797
		Morgan Stanley,
		Sr. Unsec’d. Notes
A1	1,600	6.00%, 04/28/15	1,502,538
		SLM Corp.,
		Sr. Unsec’d. Notes
Baa2	1,200	2.94%(c), 07/27/09	1,142,236

			33,445,431

		Electric —2.2%
		Florida Power Corp.,
		Sr. Unsec’d. Notes
A3	1,100	3.204%(c), 11/14/08	1,099,760
		Nisource Finance Corp.,
		Gtd. Notes
Baa3	1,500	3.208%(c), 11/23/09	1,458,575
		Public Service Electric & Gas Co.,
		Sec’d. Notes
A3	2,300	5.30%, 05/01/18	2,243,312

			4,801,647

		Electric - Integrated —0.8%
		Dayton Power & Light Co. (The),
		First Mortgage
A2	500	5.125%, 10/01/13	505,197
		Enel Finance International SA,
		Gtd. Notes, 144A (original cost $1,197,444; purchased 09/13/2007)(f)(g)
A2	1,200	5.70%, 01/15/13	1,216,706

			1,721,903

		Financial Services —0.9%
		Rabobank Nederland NV,
		Notes, 144A (Netherlands) (original cost $2,000,000; purchased 05/14/2008)(f)(g)
Aaa	2,000	3.119%(c), 05/19/10	1,996,814

		Forest Products —0.1%
		Weyerhaeuser Co.,
		Sr. Unsec’d. Notes
Baa2	200	3.802%(c), 09/24/09	197,844

		Hotels, Restaurants & Leisure —0.2%
		Mandalay Resort Group,
		Gtd. Notes
Ba2	500	6.50%, 07/31/09	488,750

		Household & Personal Products —0.8%
		Kimberly-Clark Corp.,
		Sr. Unsec’d. Notes
A2	1,700	2.899%(c), 07/30/10	1,692,814

		Media —0.5%
		Walt Disney Co. (The),
		Sr. Unsec’d. Notes
A2	1,200	2.796%(c), 09/10/09	1,199,976

		Miscellaneous Manufacturing —0.5%
		Siemens Financieringsmaatschappij,
		Gtd. Notes, 144A (Netherlands) (original cost $1,200,000; purchased 08/09/2006)(f)(g)
A1	1,200	2.854%(c), 08/14/09	1,200,202

		Office Equipment —0.3%
		Xerox Corp.,
		Gtd. Notes
Baa2	600	9.75%, 01/15/09	614,901

		Oil, Gas & Consumable Fuels —1.6%
		Transocean, Inc.,
		Sr. Unsec’d. Notes
Baa2	1,200	2.873%(c), 09/05/08	1,199,657

			XTO Energy, Inc.,
			Sr. Unsec’d. Notes
Baa2		2,500	4.625%, 06/15/13	2,379,987

				3,579,644

			Pipelines —0.2%
			Dynegy Holdings, Inc.,
			Sr. Unsec’d. Notes
B2		500	7.50%, 06/01/15	473,750

			Real Estate Investment Trusts —0.5%
			Ventas Realty LP,
			Gtd. Notes
Ba1		1,200	6.75%, 04/01/17	1,131,000

			Retail —0.1%
			J.C. Penney Corp., Inc.,
			Sr. Unsec’d. Notes
BBB-(d)		100	7.375%, 08/15/08	100,066

			Telecommunications —1.1%
			BellSouth Corp.,
			Gtd. Notes
A(d)		600	2.776%(c), 08/15/08	600,044
			France Telecom SA,
			Sr. Unsec’d. Notes (France)(i)
A3		1,000	8.50%, 03/01/31	1,183,453
			Qwest Communications International, Inc.,
			Gtd. Notes
Ba3		200	6.304%(c), 02/15/09	198,000
			Sprint Nextel Corp.,
			Sr. Unsec’d. Notes
Baa3		500	3.201%(c), 06/28/10	462,459

				2,443,956

			TOTAL CORPORATE BONDS (cost $84,405,658)	82,846,874

			FOREIGN GOVERNMENT BONDS —1.5%
			Republic of Brazil
Ba1	BRL	1,200	10.25%, 01/10/28	691,438
			Republic of Panama
Ba1		1,500	9.375%, 04/01/29	1,962,750
			Republic of South Africa
Baa1		750	5.875%, 05/30/22	702,188

			TOTAL FOREIGN GOVERNMENT BONDS (cost $2,894,805)	3,356,376

			MUNICIPAL BONDS —1.1%
			Golden State Tobacco Securitization Corp. (CA)
Baa3		100	5.00%, 06/01/33	78,054
			Honolulu City & County
Aa3		1,000	4.75%, 07/01/28	961,340
			Tobacco Securitization Authority of Southern California
Baa3		800	5.00%, 06/01/37	591,864
			Tobacco Settlement Financial Authority of West Virginia
Baa3		985	7.467%, 06/01/47	878,679

			TOTAL MUNICIPAL BONDS (cost $2,541,293)	2,509,937

			U.S. GOVERNMENT AGENCY OBLIGATION —0.4%
			Federal Home Loan Bank
			(cost $900,000)
		900	4.50%, 06/12/13	899,610

			U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS —53.9%
			Federal Home Loan Mortgage Corp.
		14,200	6.00%, TBA	14,217,750
			Federal National Mortgage Assoc.

	15,075	5.00%, 10/01/17-08/01/20	14,931,725
	11,500	5.00%, TBA	10,917,812
	9	5.051%(c), 12/01/30	8,614
	122	5.229%(c), 07/01/25	124,264
	68	5.375%(c), 08/01/24	68,270
	56,483	5.50%, 07/01/17-03/01/38	55,534,935
	10,602	6.00%, 11/01/12-05/13/38	10,685,152
	10,500	6.00%, TBA	10,545,937
	—(r)	9.25%, 01/01/10	291
		Government National Mortgage Assoc.
	70	5.125%, 10/20/24-12/20/26	69,979
	363	5.25%(c), 03/20/30	365,709
	333	5.375%, 05/20/23-06/20/27	336,864
	254	5.625%, 08/20/26-07/20/30	257,191
	642	6.00%, 01/15/29-07/15/29	650,729
	47	6.375%, 06/20/23	47,761
	166	6.50%, 10/15/25-06/15/29	172,033
	68	8.00%, 09/20/30-07/20/31	73,504

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $120,007,881)	119,008,520

		U.S. TREASURY OBLIGATIONS (n)—1.0%
		U.S. Treasury Notes
	500	1.15%, 09/11/08	499,345
	1,700	2.875%, 06/30/10	1,712,353

		TOTAL U.S. TREASURY OBLIGATIONS (cost $2,197,819)	2,211,698

		TOTAL LONG-TERM INVESTMENTS (cost $239,393,759)	235,429,531

		SHORT-TERM INVESTMENTS —8.0%

		CERTIFICATE OF DEPOSITS —3.2%
		Abbey National Treasury Services PLC
		2.733%(c), 10/02/08
	7,000	(cost $7,041,649)	6,995,912

		COMMERCIAL PAPER —1.9%
		Palisades Commercial Paper,
		Disc. Notes, 144A (original cost $2,271,946; purchased 04/14/08)(j)
A1	2,300	3.57%, 08/19/08	2,296,512
		Societe Generale N.A.,
		Disc. Notes
A1+	200	2.65%, 08/08/08	199,895
		UBS Finance (DE) LLC,
		Disc. Notes
A1+	1,600	2.83%, 09/25/08	1,593,165

		TOTAL COMMERCIAL PAPER (cost $4,088,874)	4,089,572

		REPURCHASE AGREEMENTS —1.4%
	3,000	U.S. Treasury 2.02%, dated 07/31/08, due 08/01/08 in the amount of $3,000,168 (cost $3,000,000; the value of collateral plus accrued interest was $3,340,900)(m)	3,000,000

	CONTRACTS/ NOTIONAL AMOUNTS (000)#
		OPTIONS PURCHASED*

		Call Options
		USD Swap Option on 3 Month LIBOR
	620	expiring 07/05/2009 @ 3.60%	31,994
	120	expiring 08/03/2009 @ 3.45%	5,104
	980	expiring 08/03/2009 @ 3.45%	41,683

		TOTAL OPTIONS PURCHASED (cost $182,437)	78,781

SHARES
		AFFILIATED MONEY MARKET MUTUAL FUND —1.5%
3,399,250		Dryden Core Investment Fund - Taxable Money Market Series (cost $3,399,250)(w)	3,399,250
		TOTAL SHORT-TERM INVESTMENTS (cost $17,712,210)	17,563,515

		TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—114.5% (cost $257,105,969)(p)	252,993,046

	PRINCIPAL AMOUNT (000)#
		SECURITIES SOLD SHORT —(36.9)%

		Federal National Mortgage Association —(21.3)%
	$13,000	5.00%, 08/20/22	(12,764,375)
	25,500	5.50%, 08/14/37	(24,950,169)
	9,300	5.50%, TBA	(9,329,062)

			(47,043,606)

		U.S. Treasury Obligations —(15.6)%
	11,400	3.875%, 05/15/18	(11,302,029)
	22,100	4.25%, 11/15/14	(23,148,026)

			(34,450,055)

		TOTAL SECURITIES SOLD SHORT (proceeds received $81,536,147)	(81,493,661)

	NOTIONAL AMOUNTS (000)#
		OPTIONS WRITTEN*

		Call Options
		Swap on 3 Month LIBOR,
	50	expiring 08/05/2009 @ 4.15%	(6,190)
	330	expiring 08/03/2009 @ 4.40%	(55,453)
		USD Swap Option on 3 Month LIBOR,
	270	expiring 07/02/09 @ 4.36%	(35,692)

		TOTAL OPTIONS WRITTEN (premiums received $181,120)	(97,335)

		TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT (Cost $175,388,702)—77.6%	171,402,050
		Other assets in excess of liabilities(x)—22.4%	49,526,665

		NET ASSETS —100%	$220,928,715

The following abbreviations were used in the Portfolio descriptions

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
NR	Not Rated by Moodys or Standard & Poor’s

TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of July 31, 2008. Rating of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Issuer in bankruptcy.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $15,417,402. The aggregate value of $15,204,474 is approximately 6.9% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(j)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities – see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $2,271,946. The aggregate market value of $2,296,512 is approximately 1.0% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rate shown is the effective yield at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $257,135,877; accordingly, net unrealized depreciation on investments for federal income tax purposes was $4,142,831 (gross unrealized appreciation - $1,195,587; gross unrealized depreciation - $5,338,418). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at July 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
252	90 Day Euro Futures	Mar 09	$60,881,713	$61,056,451	$174,738
298	90 Day Euro Futures	Jun 09	71,558,725	72,071,300	512,575
464	90 Day Euro Futures	Sep 09	111,173,513	111,916,800	743,287
482	90 Day Euro Futures	Dec 09	115,351,350	115,872,800	521,450

					1,952,050

Short Positions:
7	20 Year U.S. Long Bond	Sep 08	806,516	808,500	(1,984)
90	2 Year Euro Shatz	Sep 08	14,444,305	14,447,815	(3,510)

					(5,494)

					$1,946,556 (1)

(1)	Cash of $1,595,000 has been segregated with the broker to cover requirements for open futures contracts as of July 31, 2008.

Forward foreign currency exchange contracts outstanding at July 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan
Expiring 09/08/08	CNY	28,671	$4,401,000	$4,396,405	$(4,595)
Japanese Yen
Expiring 09/08/08	JPY	275,297	2,557,583	2,557,652	69
Norwegian Krone
Expiring 09/09/08	NOK	3,811	731,421	740,885	9,464

			$7,690,004	$7,694,942	$4,938

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar
Expiring 08/07/08	AUD	2,090	$1,967,809	$1,967,948	$(139)
British Pound,
Expiring 08/11/08	GBP	2,731	5,392,041	5,408,705	(16,664)
Euro,
Expiring 08/26/08	EUR	1,033	1,638,106	1,609,080	29,026

			$8,997,956	$8,985,733	$12,223

Interest rate swap agreements outstanding at July 31, 2008:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital(1)	12/17/10		$76,600	4.00%	3 month LIBOR	$(176,040)
Barclays Capital(2)	12/17/18		8,900	5.00%	3 month LIBOR	(127,261)
Credit Suisse International(1)	06/17/10		9,500	4.00%	3 month LIBOR	16,988
Deutsche Bank(1)	12/17/10		62,900	4.00%	3 month LIBOR	(131,754)
Deutsche Bank(2)	12/17/28		4,500	5.00%	3 month LIBOR	(20,921)
Lehman Brothers(1)	12/17/10		5,800	4.00%	3 month LIBOR	(17,566)
Merrill Lynch & Co.(2)	12/17/38		3,000	5.00%	3 month LIBOR	(79,510)
Deutsche Bank(1)	01/15/10	AUD	2,600	6.50%	6 month Australian Bank Bill rate	(34,867)
UBS AG(1)	03/15/11	AUD	6,600	7.50%	6 month Australian Bank Bill rate	17,102
Lehman Brothers(1)	03/19/10	EUR	3,000	4.50%	6 month EURIBOR	(47,169)
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR	20,000	4.50%	6 month EURIBOR	(289,394)

						$(890,392)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Barclays Capital(1)	03/20/13	$2,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	$5,497
Barclays Capital(1)	6/20/10	2,000	4.10%	Countrywide Home Loan, 6.00%, due 01/24/18	66,658
Deutsche Bank(2)	06/20/12	200	0.23%	Diamond Offshore Drilling, 0% (Convertible), 06/06/20	1,821
Deutsche Bank(2)	6/20/13	1,600	1.55%	Dow Jones CDX IG10 5Y Index	(13,039)
Morgan Stanley Capital Services, Inc.(2)	6/20/13	700	1.55%	Dow Jones CDX IG10 5Y Index	(5,440)
Deutsche Bank(1)	12/20/12	7,000	0.72%	Dow Jones CDX IG9 5Y Index	84,250
Goldman Sachs (2)	12/20/12	2,400	0.70%	Dow Jones CDX IG9 5Y Index	27,522
Merrill Lynch & Co.(1)	06/20/12	200	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	(5,701)
Bank of America, N.A.(1)	06/20/12	200	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	(5,265)
Citigroup(1)	3/20/09	1,300	0.80%	General Electric Capital Corp., 6.00%, due 06/15/12	663
Deutsche Bank(2)	06/20/12	200	0.50%	GlobalSantaFe Corp., 5.00%, due 02/15/13	(1,029)
Merrill Lynch & Co.(1)	06/20/12	200	0.29%	Kinder Morgan, 6.75%, due 03/15/11	(3,717)
Bank of America, N.A.(1)	09/20/12	700	0.89%	Merrill Lynch, 5.00%, due 01/15/15	(47,512)
Merrill Lynch & Co.(1)	09/20/12	3,800	0.80%	Morgan Stanley, 6.60%, due 04/01/12	(231,855)
Citigroup(2)	06/20/12	200	0.48%	Nabors Industries, Inc., 5.375%, due 08/15/12	1,697
Deutsche Bank(2)	06/20/12	200	0.51%	Noble Corp., 5.875%, due 06/01/13	(6)
Barclays Capital(1)	12/20/08	300	0.29%	Petroleos Mexicanos, 9.50%, due 09/15/27	208
Lehman Brothers(1)	12/20/08	100	0.29%	Petroleos Mexicanos, 9.50%, due 09/15/27	69
Bank of America, N.A.(1)	06/20/12	200	0.32%	Plains All-American Pipeline, 7.75%, due 10/15/12	(4,981)
Deutsche Bank(1)	12/20/08	100	0.42%	Republic of Indonesia, 6.75%, due 03/10/14	(23)
Lehman Brothers(1)	12/20/08	300	0.40%	Republic of Indonesia, 6.75%, due 03/10/14	(99)
Barclays Capital(1)	12/20/08	100	0.26%	Republic of Panama, 8.875%, due 09/30/27	(60)
Deutsche Bank(1)	12/20/08	200	0.25%	Republic of Panama, 8.875%, due 09/30/27	(131)
Deutsche Bank(1)	12/20/08	100	0.33%	Republic of Peru, 8.75%, due 11/21/33	95
Lehman Brothers(1)	12/20/08	300	0.32%	Republic of Peru, 8.75%, due 11/21/33	267
Lehman Brothers(1)	12/20/08	100	0.31%	Russian Federation, 7.50%, due 03/31/30	3
Barclays Capital(1)	12/20/08	100	0.72%	Ukraine Government, 7.65%, due 06/11/13	(330)
Barclays Capital(1)	12/20/08	300	0.71%	Ukraine Government, 7.65%, due 06/11/13	(1,004)
Deutsche Bank(1)	12/20/08	300	0.72%	Ukraine Government, 7.65%, due 06/11/13	(990)
Bank of America, N.A.(1)	06/20/12	200	0.32%	Valero Energy Corp., 6.875%, due 04/15/12	(6,374)

					$(138,806)

(1)	Portfolio pays the counterparty par in the event that the reference entity defaults and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the reference entity defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

MORTGAGE BACKED SECURITIES PORTFOLIO
Schedule of Investments
As of July 31, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —190.0%

	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS —155.6%
	Federal Home Loan Mortgage Corp.,
$4,935	5.00%, 08/01/35-10/01/35	$4,703,465
1,447	6.00%, 01/01/15-02/01/21	1,478,006
2,088	6.50%, 01/01/18-10/01/26	2,158,280
35	7.50%, 06/01/28	37,307
9	8.50%, 10/01/15-07/01/21	10,299
3	9.00%, 06/01/09-03/01/11	3,977
24	11.50%, 03/01/16	28,189
	Federal National Mortgage Assoc.,
2,062	4.50%, 03/01/35	1,889,315
7,926	5.00%, 11/01/18-06/01/38	7,606,508
1,419	5.00%, 08/01/35(k)	1,353,560
17,340	5.00%, TBA	16,462,162
19,941	5.50%, 06/01/33-08/01/37	19,571,616
3,000	5.50%, TBA	2,935,314
827	5.78%, 11/01/11	849,529
2,939	6.00%, 04/01/14-01/01/33	2,975,351
535	6.00%, TBA	546,202
1,000	6.00%, TBA	1,004,375
41	6.095%(c), 03/01/12	42,952
15,025	6.50%, 05/01/14-02/01/38	15,462,256
20	7.00%, 09/01/11-07/01/12	21,492
39	8.00%, 09/01/22-12/01/22	41,914
4	9.75%, 01/01/11-11/01/16	4,929
	Government National Mortgage Assoc.,
508	4.50%, 09/15/33-10/15/33	470,328
756	5.00%, 04/15/35	731,240
870	5.00%, TBA	895,829
208	6.00%, 07/15/24-08/15/24	211,983
7,170	6.50%, 05/15/23-05/15/38	7,398,293
1,604	7.00%, 11/15/31-11/15/33	1,690,160
32	7.50%, 09/15/11-12/20/23	34,087
401	8.00%, 03/15/17-11/15/30	437,480
48	8.25%, 06/20/17-07/20/17	52,079
51	8.50%, 04/20/17	54,933
66	9.00%, 11/15/08-01/15/20	73,694
7	9.50%, 08/15/09-06/15/20	8,826
6	13.50%, 05/15/11	6,530
9	14.00%, 06/15/11	9,697
10	16.00%, 05/15/12	11,097

	TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $91,776,141)	91,273,254

	COLLATERALIZED MORTGAGE OBLIGATIONS —34.4%
	Citigroup Mortgage Loan Trust, Inc.,
	Series 2006-AR1, Class 3A1
358	5.50%(c), 03/25/36	323,773
	Countrywide Alternative Loan Trust,
	Series 2005-73CB, Class 1A7
483	5.50%, 01/25/36	451,597
	Series 2005-85CB, Class 2A2
1,306	5.50%, 02/25/36	1,186,719
	Series 2005-J11, Class 1A3
1,492	5.50%, 11/25/35	1,367,761
	Series 2007-HY5R, Class 2A1A
957	5.544%(c), 03/25/47	759,774
	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2006-14, Class A3
1,421	6.25%, 09/25/36	1,342,568
	Series 2006-J2, Class 1A6

90	6.00%, 04/25/36	74,433
	Series 2007-4, Class 1A1
350	6.00%, 05/25/37	309,113
	Series 2007-13, Class A10
790	6.00%, 08/25/37	656,975
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
	Series T-42, Class A5
203	7.50%, 02/25/42	217,651
	Federal Home Loan Mortgage Corp.,
	Series 74, Class F
21	6.00%, 10/15/20	21,269
	Series 83, Class Z
4	9.00%, 10/15/20	4,329
	Series 186, Class E
34	6.00%, 08/15/21	34,074
	Series 245, Class IO, IO
326	5.00%, 05/15/37	91,966
	Series 1058, Class H
11	8.00%, 04/15/21	11,837
	Series 1116, Class I
9	5.50%, 08/15/21	8,651
	Series 1120, Class L
39	8.00%, 07/15/21	42,257
	Series 1630, Class PJ
108	6.00%, 05/15/23	108,587
	Series 2627, Class BG
969	3.25%, 06/15/17	942,305
	Series 2809, Class UC
425	4.00%, 06/15/19	392,838
	Series 2852, Class VI, IO
1,107	5.00%, 06/15/24	44,682
	Series 2882, Class YI, IO
491	5.00%, 03/15/24	16,933
	Series 2915, Class K1, IO
526	5.00%, 06/15/24	18,538
	Series 2995, Class ST, IO
1,383	4.293%(c), 05/15/29	120,985
	Series 3279, Class SD, IO
4,352	3.973%(c), 02/15/37	368,979
	Series 3309, Class SC, IO
3,971	3.993%(c), 04/15/37	334,585
	Federal National Mortgage Assoc.,
	Series 56, Class 1
14	6.00%, 04/01/19	13,650
	Series 340, Class 2, IO
574	5.00%, 09/01/33	156,940
	Series 347, Class 2, IO
1,231	5.00%, 01/01/34	335,766
	Series 353, Class 2, IO
869	5.00%, 08/01/34	238,222
	Series 370, Class 1, PO
196	1.00%(n), 05/25/36	141,734
	Series 1988-19, Class J
14	8.50%, 07/25/18	15,526
	Series 1990-10, Class L
6	8.50%, 02/25/20	6,084
	Series 1990-108, Class G
15	7.00%, 09/25/20	15,640
	Series 1991-21, Class J
16	7.00%, 03/25/21	16,448
	Series 1992-113, Class Z
32	7.50%, 07/25/22	34,551
	Series 1993-223, Class ZA
276	6.50%, 12/25/23	289,205
	Series 2001-51, Class QN
406	6.00%, 10/25/16	420,027
	Series 2003-33, Class PT
163	4.50%, 05/25/33	157,827

	Series 2007-22, Class SD, IO
2,464	3.939%(c), 03/25/37	189,313
	Series G-14, Class L
18	8.50%, 06/25/21	19,120
	Series G92-24, Class Z
19	6.50%, 04/25/22	19,638
	Series G92-59, Class D
98	6.00%, 10/25/22	101,159
	Series G94-4, Class PG
317	8.00%, 05/25/24	341,830
	First Boston Mortgage Securities Corp.,
	Series B, Class I-O, IO
50	8.985%, 04/25/17	10,168
	Series B, Class P-O, PO
50	3.78%(n), 04/25/17	41,171
	Government National Mortgage Assoc.,
	Series 2006-35, Class LO, PO
269	5.40%(n), 07/20/36	204,941
	Series 2006-38, Class XS, IO
1,409	4.79%(c), 09/16/35	111,810
	GSR Mortgage Loan Trust,
	Series 2005-AR2, Class 1A2
140	6.433%(c), 04/25/35	88,532
	Series 2007-AR1, Class 2A1
382	5.998%(c), 03/25/47	314,081
	Series 2007-AR2, Class 1A1
363	5.781%(c), 05/25/47	296,198
	JPMorgan Mortgage Trust,
	Series 2007-S2, Class 2A3
908	5.50%, 06/25/37	842,435
	Morgan Stanley Mortgage Loan Trust,
	Series 2004-5AR, Class 3A4
438	4.363%(c), 07/25/34	423,569
	Series 2007-12, Class 3A22
301	6.00%, 08/25/37	269,074
	Series 2007-13, Class B1
96	6.276%(c), 10/25/37	27,909
	Residential Asset Securitization Trust,
	Series 2004-A3, Class A7
750	5.25%, 06/25/34	647,474
	Series 2005-A9, Class A3
1,722	5.50%(c), 07/25/35	1,435,031
	Salomon Brothers Mortgage Securities VI, Inc.,
	Series 1986-1, Class A
8	6.00%, 12/25/11	8,209
	Thornburg Mortgage Securities Trust,
	Series 2005-1, Class A3
664	4.767%(c), 04/25/45	630,519
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2005-AR13, Class A1
1,500	5.31%(c), 05/25/35	1,291,876
	Series 2006-AR5, Class 2A1
1,050	5.54%(c), 04/25/36	936,677
	Series 2006-AR10, Class 5A2
848	5.595%(c), 07/25/36	827,026

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $21,141,790)	20,172,559

	TOTAL LONG-TERM INVESTMENTS (cost $112,917,931)	111,445,813

	SHORT-TERM INVESTMENT —1.7%

	REPURCHASE AGREEMENT —1.7%
1,000	JPMorgan Chase, 2.19% dated 07/31/08, due 08/01/08 in the amount of $1,000,061 (cost $1,000,000; the value of the collateral plus accrued interest was $1,021,418)(g)	1,000,000

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—191.7% (cost $113,917,931)(p)	112,445,813

	SECURITIES SOLD SHORT —(68.1)%

	Government National Mortgage Assoc. —(4.9)%
3,000	5.00%, TBA	(2,896,875)

	Federal National Mortgage Association —(63.2)%
2,230	5.00%, TBA	(2,117,106)
4,000	5.50%, TBA	(4,012,500)
1,000	5.50%, TBA	(978,438)
4,000	6.00%, TBA	(4,083,752)
14,729	6.00%, TBA	(14,793,439)
10,800	6.50%, TBA	(11,086,870)

		(37,072,105)

	TOTAL SECURITIES SOLD SHORT (proceeds received $40,170,060)	(39,968,980)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—123.6% (cost $73,747,871)	72,476,833
	Other liabilities in excess of other assets(x)—(23.6)%	(13,817,233)

	NET ASSETS —100%	$58,659,600

The following abbreviations are used in portfolio descriptions:

IO	Interest Only
PO	Principal Only Securities
TBA	To Be Announced
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(g)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $113,920,093; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,048,689 (gross unrealized appreciation - $2,522,969; gross unrealized depreciation - $1,474,280). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, credit default swaps and interest rate swaps as follows:

Open futures contracts outstanding at July 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
13	90 Day Euro Dollar	Sep 09	$3,117,400	$3,135,600	$18,200
19	5 Year U.S. Treasury Notes	Sep 08	2,097,244	2,115,383	18,139

					36,339

Short Positions:
40	2 Year U.S. Treasury Notes	Sep 08	8,487,203	8,480,000	7,203
57	10 Year U.S. Treasury Notes	Sep 08	6,466,981	6,545,203	(78,222)
14	20 Year U.S. Treasury Bonds	Sep 08	1,581,299	1,617,000	(35,701)

					(106,720)

					$(70,381)

Interest rate swap agreements outstanding at July 31, 2008:

Counter Party	Termination Date	Notional Amount(000)#	Fixed Rate	Floating Rate	Unrealized Appreciation
Goldman Sachs (1)	11/07/09	$2,725	4.37%	3 Month LIBOR	$51,428

(1)	Porfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at July 31, 2008:

Counterparty	Termination Date	Notional Amount(000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation
Morgan Stanley & Co.(1)	12/15/47	$320	0.11%	ABX.HE.A.06.1 Index	$583
Goldman Sachs (1)	05/25/46	530	0.11%	ABX.HE.A.06.1 Index	55,517

					$56,100

(1)	Portfolio sold credit default protection to the counterparty in the event that the underlying bond defaults.

Reverse Repurchase Agreements outstanding at July 31, 2008:

Broker	Interest Rate	Trade Date	Value at July 31, 2008	Maturity Date	Cost
First Boston Corp. Mortgage	2.38%	7/14/2008	21,428,000	8/13/2008	21,428,000
First Boston Corp. Mortgage	2.39%	7/21/2008	6,680,000	8/20/2008	6,680,000
Goldman Sachs Group, Inc.	2.40%	7/17/2008	3,579,000	8/18/2008	3,579,000

			$31,687,000		$31,687,000

U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Schedule of Investments
As of July 31, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	FEDERAL HOME LOAN BANK —23.8%
$2,000	2.313%(n), 08/15/08	$1,998,227
3,519	2.363%(n), 09/02/08	3,511,806
3,184	2.364%(n), 09/10/08	3,175,863
1,110	2.382%(n), 10/01/08	1,105,618
3,000	2.382%(n), 10/03/08	2,987,767
2,000	2.383%(n), 09/04/08	1,995,618
2,500	2.391%(n), 10/08/08	2,488,950
3,000	2.475%(n), 09/24/08	2,989,254
2,000	2.549%(n), 08/06/08	1,999,308
1,110	5.10%, 09/19/08	1,114,236
4,000	5.125%, 08/08/08	4,002,218

	TOTAL FEDERAL HOME LOAN BANK (cost $27,368,865)	27,368,865

	FEDERAL HOME LOAN MORTGAGE CORP. —34.3%
6,000	2.086%(n), 09/02/08	5,989,164
3,000	2.284%(n), 08/18/08	2,996,813
2,000	2.417%(n), 10/23/08	1,989,118
5,008	2.438%(n), 10/27/08	4,979,268
3,000	2.454%(n), 09/29/08	2,988,188
3,000	2.458%(n), 10/10/08	2,985,976
3,000	2.47%(n), 09/15/08	2,991,074
3,000	2.517%(n), 09/22/08	2,989,491
2,500	2.528%(n), 08/04/08	2,499,485
2,000	2.612%(n), 11/10/08	1,985,692
7,000	3.625%, 09/15/08	7,012,590

	TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (cost $39,406,859)	39,406,859

	FEDERAL NATIONAL MORTGAGE ASSOCIATION —9.1%
3,000	2.435%, 09/17/08	2,990,843
2,500	2.539%, 08/06/08	2,499,129
5,000	2.56%, 11/05/08	4,966,666

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (cost $10,456,638)	10,456,638

	REPURCHASE AGREEMENTS(m)—32.6%
12,100	Credit Suisse First Boston Triparty 2.20%, dated 07/31/08, due 08/01/08 in the amount of $12,100,739 (cost $12,100,000; the value of collateral plus accrued interest was $12,343,034)	12,100,000

25,300	Deutsche Triparty 2.20%, dated 07/31/08, due 08/01/08 in the amount of $25,301,546 (cost $25,300,000; the value of collateral plus accrued interest was $25,436,343)	25,300,000

	TOTAL REPURCHASE AGREEMENTS (cost $37,400,000)	37,400,000

SHARES	DESCRIPTION
	AFFILIATED MONEY MARKET MUTUAL FUND —0.1%
59,495	Dryden Core Investment Fund - Taxable Money Market Series (w) (cost $59,495)	59,495

	TOTAL INVESTMENTS—99.9% (amortized cost $114,691,857)(h)	114,691,857
	Assets in excess of other Liabilities —0.1%	105,328

	NET ASSETS —100%	$114,797,185

(h)	Federal income tax basis is the same as for financial reporting purposes.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary, market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Certain portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the invesent; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bidsoffers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the invesent adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency exchange contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter, assuming a constant amortization to maturity of the difference between the principal amount due of maturity and the cost. Short-term debt securities held by the other Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities held by the other Portfolios, which mature in more than 60 days, are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Reverse Repurchase Agreements: Mortgage Backed Securities Portfolio enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

Subsequent Events:

As noted in the Schedule of Investments, certain Portfolios held securities issued by Federal Housing Finance Agency, Lehman Brothers Holdings, Inc. (Lehman) and American International Group (AIG). Additionally, Lehman is the counterparty to certain swap contracts. Subsequent to the period end, the Federal Housing Finance Agency has placed Fannie Mae and Freddie Mac into conservatorship. In addition, Lehman filed for Chapter 11 bankruptcy. With respect to securities issued by AIG or for which AIG is counterparty, the Federal Reserve Board, with the full support of the Treasury Department, authorized the Federal Reserve Bank of New York to lend up to $85 billion to AIG. The secured loan has terms and conditions designed to protect the interests of the U.S. government and taxpayers. The values of the positions held by the Portfolios have been adversely impacted since the date of these Schedules of Investments; however, the impact on the net assets of the Portfolios is not material.

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 24, 2008

*	Print the name and title of each signing officer under his or her signature.